UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	7/31/2018

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

(formerly known as Prudential Jennison Diversified Growth Fund)

ANNUAL REPORT

JULY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

Highlights

•	Information technology positions added to Fund performance, highlighted by Microsoft Corporation, Apple, Mastercard, and Visa.

•	The healthcare sector was the source of notable detractors, Celgene and Allergan, with other key detractors among consumer discretionary and financials holdings.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Diversified Growth Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Over the reporting period, the global economy continued to grow, and central banks gradually tightened monetary policy. In the US, the economy expanded and employment increased. In June, the Federal Reserve hiked interest rates for the seventh time since 2015, based on confidence in the economy.

Equity returns were strong, due to optimistic earnings expectations and investor sentiment. Global equities, including emerging markets, generally posted positive returns. However, they trailed the performance of US equities, which rose on higher corporate profits, new regulatory policies, and tax reform benefits. Volatility spiked briefly in the middle of the period on inflation concerns, rising interest rates, and a potential global trade war, but it decreased as the period ended.

The overall bond market declined modestly during the period, as measured by the Bloomberg Barclays US Aggregate Bond Index. The best performance came from higher-yielding, economically sensitive sectors. Although they finished the period with negative returns, US investment-grade corporate bonds outperformed US government nominal bonds. A major trend during the period was the flattening of the US Treasury yield curve, which increased the yield on fixed income investments with shorter maturities and made them more attractive to investors.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

September 14, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Diversified Growth Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.22	12.12	10.12	—
Class B	13.53	12.38	9.88	—
Class C	17.92	12.58	9.91	—
Class Z	N/A	N/A	N/A	19.70** (9/27/17)
Class R6*	N/A	N/A	N/A	19.70** (9/27/17)
Russell 1000 Growth Index	22.84	15.83	12.37	—
Lipper Large-Cap Growth Funds Average
	21.59	14.61	10.96	—

	Average Annual Total Returns as of 7/31/18 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	19.81	13.40	10.74	—
Class B	18.53	12.50	9.88	—
Class C	18.92	12.58	9.91	—
Class Z	N/A	N/A	N/A	19.70** (9/27/17)
Class R6*	N/A	N/A	N/A	19.70** (9/27/17)
Russell 1000 Growth Index	22.84	15.83	12.37	—
Lipper Large-Cap Growth Funds Average
	21.59	14.61	10.96	—

*Formerly known as Class Q shares.

**Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

Source: PGIM Investments LLC and Lipper Inc.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class A shares with a similar investment in the Russell 1000 Growth Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (July 31, 2008) and the account values at the end of the current fiscal year (July 31, 2018) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C shares, Class Z and Class R6* shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

*Formerly known as Class Q shares.

PGIM Jennison Diversified Growth Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5/6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Z and Class R6** shares through 7/31/18 is 19.08%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class Z and Class R6** shares through 7/31/18 is 18.77%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

**Formerly known as Class Q shares.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
Amazon.com, Inc., Internet & Direct Marketing Retail	5.4
Microsoft Corp., Software	4.3
Alphabet, Inc., Internet Software & Services	4.2
Apple, Inc., Technology Hardware, Storage & Peripherals	4.0
Alibaba Group Holding Ltd., Internet Software & Services	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/18 (%)
Software	13.2
Internet Software & Services	12.5
IT Services	11.2
Internet & Direct Marketing Retail	9.0
Health Care Providers & Services	7.3

Industry weightings reflect only long-term investments and are subject to change.

PGIM Jennison Diversified Growth Fund	9

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Diversified Growth Fund’s Class A shares rose 19.81% in the 12 months ended July 31, 2018. During the same period, the Russell 1000® Growth Index (the Index) advanced 22.84% and the Lipper Large-Cap Growth Funds Average climbed 21.59%.

What was the market environment?

•

Investors responded enthusiastically to corporate tax legislation passed in 2017, perhaps on the belief that it would enhance profits and spur repatriation of offshore cash that could potentially fund increased business investment and capital returns to shareholders.

•

Strong corporate-sector financial results and 2018 forecasts added to investors’ positive sentiment, as did improved consumer confidence, which reached its highest level since the 2008 financial crisis.

•

The equity market advance reversed abruptly and turbulently in late January 2018 amid concerns that White House moves to reset global trade practices, using new tariffs and penalties for intellectual property infringement, could jeopardize global growth. Fears that the expanding US economy could trigger a rebound in inflation and accelerate the pace of Federal Reserve (the Fed) interest rate hikes added to the volatility.

•

Markets then recovered incrementally on the strength of corporate earnings gains and healthy consumer and business sentiment. The US gross domestic product continued to expand 2% to 3%, while the strong labor market pushed the unemployment rate to historically low levels. The Fed proceeded with its well-telegraphed intentions to increase the federal funds rate slowly and steadily.

What worked?

•	Information technology positions added to Fund performance, highlighted by Microsoft Corporation, Apple, Mastercard, and Visa.

•

Microsoft’s user base benefited from strong account control and minimal competition in two primary areas that are shifting to a subscription profile—Office and Windows. A differentiated hybrid cloud strategy is enabling Microsoft to increase its share of technology capital spending. Office 365 is driving operating income improvements in the company’s productivity and business process segment.

•

Apple’s fundamental strength reflects the proliferation of the iOS platform across the global mobile phone, tablet, and personal computer landscape as well as the financial power related to the attractive margin profile of the company’s hardware products.

•	Payment processors Mastercard and Visa continued to benefit from the long-term shift from cash to electronic credit and debit transactions. Both companies have strong

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market positions with high barriers to entry, pricing power, and solid operating leverage potential.

•

Historically known for its Photoshop and the PDF and Flash platforms, Adobe Systems has transformed into a subscription-based provider of digital services in two of the fastest-growing markets in enterprise software – content creation and digital marketing.

•

Alphabet’s technological lead and dominant position in internet search have enabled the company to monetize search traffic at a meaningfully higher rate than its competitors. The company’s strong financial results reflect a solid competitive position, strong advertising revenue, and YouTube monetization opportunities.

•

One of the world’s largest e-commerce companies, Alibaba Group, operates China’s largest global online wholesale platform for small businesses, largest online retail website, and largest online third-party platform for brands and retailers. The company’s various segments are providing significant revenue synergies that lay the groundwork for durable, high top-line growth.

•

In the consumer discretionary sector, Amazon.com’s scale dominance allows an advantageous cost structure and ability to aggressively invest in its businesses, driving unit growth in its core retail business and through the proliferation of digital commerce via the mobile market. The stock benefited during the reporting period from strong execution, long-term revenue growth, and development of a meaningfully important business opportunity in cloud infrastructure.

•	Netflix continued to raise its competitive barriers through investments in content, resulting in strong subscriber growth and increased pricing and operating leverage.

•	Within the industrials sector, Boeing’s gain during the period reflected the 787 Dreamliner commercial jet’s cash generation, solid cost controls, and ramped-up 737 jet production.

What didn’t work?

•	The healthcare sector was the source of notable detractors, Celgene and Allergan, with other key detractors among consumer discretionary and financials holdings.

•

Biotechnology company Celgene declined on pipeline disappointments. The company, which is still largely tied to its leading product Revlimid (a therapy for blood disorders), is in the early stages of its diversification strategy.

•	Pharmaceutical company Allergan’s decline reflected potential patent expirations and constraints on its ability to raise drug prices.

•

Within consumer discretionary, Charter Communications, the number two cable system operator in the US, declined as key operating metrics in video and broadband subscriptions fell short of expectations.

PGIM Jennison Diversified Growth Fund	11

Strategy and Performance Overview (continued)

•	In the financials sector, insurance positions in Aspen Insurance Holdings and XL Group, as well as capital markets holding Virtu Financial, lost ground.

•	The Fund’s positions in Celgene, Allergan, Aspen Insurance Holdings, XL Group, Virtu Financial, and Charter Communications were eliminated during the reporting period.

Current outlook

•

Jennison believes that the impact of tax cuts alone should continue to buoy corporate profits and temper stock valuations. In Jennison’s view, the recent strength of growth stocks reflects solid execution and the sustainability of attractive growth opportunities. Many large growth companies continue to grow revenue at double-digit rates, with profits in many cases projected to grow 20% or more in 2018 and 2019.

•

Confidence is likely to be the greatest variable going forward. The ongoing rhetoric and threats of trade retaliation create uncertainty. The damage to markets has been limited so far, and it is possible that the principals in the current war of words are skillful in the art of brinkmanship. However, with the implementation of threats now underway and no signs of conciliatory dialogue, the prospects of a full-blown trade conflict and heightened market uncertainty are increasing. Business and consumer confidence can be ephemeral; if trade wars curtail or stall economic expansion, investor sentiment is likely to deteriorate.

•

Jennison continues to gauge the issues of privacy and use of personal data, which affect a number of Fund holdings. Heightened regulatory scrutiny could affect operating policies and procedures, curtail growth through acquisitions or lead to fines and legislative action.

•	Most Fund holdings have met or exceeded financial estimates, and Jennison expects them to post well-above-average revenue, earnings, and cash flow growth through the rest of 2018 and into 2019.

The percentage points shown in the tables identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top contributors (%)		Top detractors (%)
Amazon.com	2.65	Celgene	–0.85
Netflix	2.33	Allergan	–0.66
Microsoft	1.51	Aspen Insurance Holdings	–0.33
Apple	1.42	XL Group	–0.24
Mastercard	1.35	Booking Holdings	–0.23

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

PGIM Jennison Diversified Growth Fund	13

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,018.50	1.17%	$5.86
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class B	Actual	$1,000.00	$1,013.30	2.26%	$11.28
	Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28
Class C	Actual	$1,000.00	$1,015.00	1.90%	$9.49
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49
Class Z	Actual	$1,000.00	$1,019.20	1.00%	$5.01
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class R6**	Actual	$1,000.00	$1,019.20	1.00%	$5.01
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 3.2%
Boeing Co. (The)	22,339	$7,959,386

Air Freight & Logistics 2.0%
FedEx Corp.	19,966	4,909,040

Airlines 0.8%
Delta Air Lines, Inc.	37,274	2,028,451

Auto Components 1.0%
Aptiv PLC	6,633	650,498
Lear Corp.	10,500	1,891,365

		2,541,863

Automobiles 0.3%
Tesla, Inc.(a)*	2,115	630,566

Banks 2.6%
JPMorgan Chase & Co.	19,341	2,223,248
PNC Financial Services Group, Inc. (The)	25,332	3,668,833
Western Alliance Bancorp*	10,844	615,072

		6,507,153

Beverages 0.8%
Keurig Dr Pepper, Inc.	80,115	1,923,561

Capital Markets 0.7%
Ameriprise Financial, Inc.	4,177	608,464
CME Group, Inc.	3,808	605,929
Virtu Financial, Inc. (Class A Stock)	29,677	597,991

		1,812,384

Chemicals 1.8%
Celanese Corp. (Class A Stock)	5,326	629,054
LyondellBasell Industries NV (Class A Stock)	19,757	2,188,878
Westlake Chemical Corp.	15,430	1,654,405

		4,472,337

Commercial Services & Supplies 0.8%
Copart, Inc.*	36,560	2,098,178

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	15

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Consumer Finance 1.1%
Discover Financial Services	28,603	$2,042,540
Synchrony Financial	20,800	601,952

		2,644,492

Diversified Consumer Services 0.8%
Grand Canyon Education, Inc.*	16,814	1,959,335

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	22,376	4,893,855
Sysco Corp.	9,207	618,803

		5,512,658

Health Care Equipment & Supplies 0.2%
ABIOMED, Inc.*	1,721	610,146

Health Care Providers & Services 7.3%
Centene Corp.*	5,716	744,966
Chemed Corp.	6,028	1,905,029
Encompass Health Corp.	9,036	683,393
HCA Healthcare, Inc.	18,553	2,304,839
Humana, Inc.	1,960	615,793
Laboratory Corp. of America Holdings*	10,781	1,890,340
Premier, Inc. (Class A Stock)*	50,025	1,870,935
UnitedHealth Group, Inc.	32,481	8,224,839

		18,240,134

Hotels, Restaurants & Leisure 1.4%
Las Vegas Sands Corp.	27,596	1,984,153
Marriott International, Inc. (Class A Stock)	6,945	887,849
Yum! Brands, Inc.	7,884	625,122

		3,497,124

Household Durables 0.5%
D.R. Horton, Inc.	14,041	613,592
PulteGroup, Inc.	21,813	621,452

		1,235,044

Internet & Direct Marketing Retail 9.0%
Amazon.com, Inc.*	7,645	13,588,529

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail (cont’d.)
Booking Holdings, Inc.*	303	$614,702
Netflix, Inc.*	24,719	8,341,427

		22,544,658

Internet Software & Services 12.5%
Alibaba Group Holding Ltd. (China), ADR(a)*	49,870	9,337,160
Alphabet, Inc. (Class A Stock)*	8,491	10,420,325
Facebook, Inc. (Class A Stock)*	27,885	4,812,394
Tencent Holdings Ltd. (China), ADR	113,697	5,195,953
VeriSign, Inc.*	9,053	1,314,767

		31,080,599

IT Services 11.2%
Accenture PLC (Class A Stock)	3,850	613,420
Booz Allen Hamilton Holding Corp.	38,339	1,812,284
Fidelity National Information Services, Inc.	5,840	602,279
First Data Corp. (Class A Stock)*	87,888	2,044,275
FleetCor Technologies, Inc.*	18,660	4,049,220
Mastercard, Inc. (Class A Stock)	46,745	9,255,510
PayPal Holdings, Inc.*	7,447	611,697
Total System Services, Inc.	7,327	670,714
Visa, Inc. (Class A Stock)	60,597	8,286,034

		27,945,433

Life Sciences Tools & Services 2.0%
Illumina, Inc.*	15,488	5,023,688

Machinery 0.3%
Allison Transmission Holdings, Inc.	15,375	722,625

Media 2.3%
AMC Networks, Inc. (Class A Stock)*	29,959	1,806,228
Interpublic Group of Cos., Inc. (The)	83,592	1,885,000
Omnicom Group, Inc.	29,730	2,046,316

		5,737,544

Oil, Gas & Consumable Fuels 1.0%
Continental Resources, Inc.*	9,673	617,814
EOG Resources, Inc.	4,967	640,445

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	17

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Newfield Exploration Co.*	21,417	$615,096
ONEOK, Inc.	8,697	612,617

		2,485,972

Personal Products 1.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	29,999	4,048,065
Herbalife Nutrition Ltd.*	15,171	783,279

		4,831,344

Pharmaceuticals 1.7%
AstraZeneca PLC (United Kingdom), ADR	77,368	3,027,410
Zoetis, Inc.	12,760	1,103,485

		4,130,895

Professional Services 1.5%
CoStar Group, Inc.*	5,113	2,126,241
TransUnion	22,149	1,603,588

		3,729,829

Real Estate Management & Development 0.8%
CBRE Group, Inc., (Class A Stock)*	40,307	2,007,289

Semiconductors & Semiconductor Equipment 5.0%
Broadcom, Inc.	20,577	4,563,361
Micron Technology, Inc.*	38,706	2,043,290
NVIDIA Corp.	10,471	2,563,929
Texas Instruments, Inc.	29,054	3,234,291

		12,404,871

Software 13.2%
Adobe Systems, Inc.*	29,072	7,113,337
ANSYS, Inc.*	3,641	614,892
Fortinet, Inc.*	29,955	1,884,469
Intuit, Inc.	3,027	618,234
Microsoft Corp.	100,023	10,610,440
Red Hat, Inc.*	29,469	4,161,907
salesforce.com, Inc.*	52,924	7,258,527
VMware, Inc. (Class A Stock)*	4,250	614,507

		32,876,313

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 0.5%
AutoZone, Inc.*	905	$638,505
Home Depot, Inc. (The)	3,171	626,336

		1,264,841

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	52,346	9,960,920

Textiles, Apparel & Luxury Goods 4.5%
Columbia Sportswear Co.	7,191	625,473
Kering SA (France), ADR	65,425	3,482,573
Michael Kors Holdings Ltd.*	9,276	618,987
NIKE, Inc. (Class B Stock)	54,808	4,215,283
VF Corp.	24,780	2,281,495

		11,223,811

Trading Companies & Distributors 0.3%
Air Lease Corp.	14,794	650,344

TOTAL LONG-TERM INVESTMENTS (cost $174,727,693)		247,202,828

SHORT-TERM INVESTMENTS 5.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,529,399	2,529,399
PGIM Institutional Money Market Fund (cost $11,164,184; includes $11,146,461 of cash collateral for securities on loan)(b)(w)	11,163,068	11,164,184

TOTAL SHORT-TERM INVESTMENTS (cost $13,693,583)		13,693,583

TOTAL INVESTMENTS 104.7% (cost $188,421,276)		260,896,411
Liabilities in excess of other assets (4.7)%		(11,620,878)

NET ASSETS 100.0%		$249,275,533

The following abbreviation is used in the annual report:

ADR—American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	19

Schedule of Investments (continued)

as of July 31, 2018

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,085,126; cash collateral of $11,146,461 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,959,386	$—	$—
Air Freight & Logistics	4,909,040	—	—
Airlines	2,028,451	—	—
Auto Components	2,541,863	—	—
Automobiles	630,566	—	—
Banks	6,507,153	—	—
Beverages	1,923,561	—	—
Capital Markets	1,812,384	—	—
Chemicals	4,472,337	—	—
Commercial Services & Supplies	2,098,178	—	—
Consumer Finance	2,644,492	—	—
Diversified Consumer Services	1,959,335	—	—
Food & Staples Retailing	5,512,658	—	—
Health Care Equipment & Supplies	610,146	—	—
Health Care Providers & Services	18,240,134	—	—
Hotels, Restaurants & Leisure	3,497,124	—	—
Household Durables	1,235,044	—	—
Internet & Direct Marketing Retail	22,544,658	—	—
Internet Software & Services	31,080,599	—	—
IT Services	27,945,433	—	—
Life Sciences Tools & Services	5,023,688	—	—
Machinery	722,625	—	—
Media	5,737,544	—	—
Oil, Gas & Consumable Fuels	2,485,972	—	—
Personal Products	4,831,344	—	—
Pharmaceuticals	4,130,895	—	—
Professional Services	3,729,829	—	—
Real Estate Management & Development	2,007,289	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$12,404,871	$—	$—
Software	32,876,313	—	—
Specialty Retail	1,264,841	—	—
Technology Hardware, Storage & Peripherals	9,960,920	—	—
Textiles, Apparel & Luxury Goods	11,223,811	—	—
Trading Companies & Distributors	650,344	—	—
Affiliated Mutual Funds	13,693,583	—	—

Total	$260,896,411	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Software	13.2%
Internet Software & Services	12.5
IT Services	11.2
Internet & Direct Marketing Retail	9.0
Health Care Providers & Services	7.3
Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	5.5
Semiconductors & Semiconductor Equipment	5.0
Textiles, Apparel & Luxury Goods	4.5
Technology Hardware, Storage & Peripherals	4.0
Aerospace & Defense	3.2
Banks	2.6
Media	2.3
Food & Staples Retailing	2.2
Life Sciences Tools & Services	2.0
Air Freight & Logistics	2.0
Personal Products	1.9
Chemicals	1.8
Pharmaceuticals	1.7
Professional Services	1.5
Hotels, Restaurants & Leisure	1.4
Consumer Finance	1.1%
Auto Components	1.0
Oil, Gas & Consumable Fuels	1.0
Commercial Services & Supplies	0.8
Airlines	0.8
Real Estate Management & Development	0.8
Diversified Consumer Services	0.8
Beverages	0.8
Capital Markets	0.7
Specialty Retail	0.5
Household Durables	0.5
Machinery	0.3
Trading Companies & Distributors	0.3
Automobiles	0.3
Health Care Equipment & Supplies	0.2

104.7
Liabilities in excess of other assets	(4.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	21

Schedule of Investments (continued)

as of July 31, 2018

offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$11,085,126	$(11,085,126)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value, including securities on loan of $11,085,126:
Unaffiliated investments (cost $174,727,693)	$247,202,828
Affiliated investments (cost $13,693,583)	13,693,583
Receivable for investments sold	30,456,180
Dividends receivable	50,598
Tax reclaim receivable	23,925
Receivable for Fund shares sold	4,721
Prepaid expenses	18

Total Assets	291,431,853

Liabilities
Payable for investments purchased	29,584,685
Payable to broker for collateral for securities on loan	11,146,461
Payable for Fund shares reacquired	1,057,028
Management fee payable	128,158
Accrued expenses and other liabilities	116,984
Distribution fee payable	87,306
Affiliated transfer agent fee payable	35,698

Total Liabilities	42,156,320

Net Assets	$249,275,533

Net assets were comprised of:
Shares of beneficial interest, at par	$18,804
Paid-in capital in excess of par	157,270,085

157,288,889
Undistributed net investment income	181,997
Accumulated net realized gain on investment transactions	19,329,512
Net unrealized appreciation on investments	72,475,135

Net assets, July 31, 2018	$249,275,533

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	23

Statement of Assets & Liabilities

as of July 31, 2018

Class A
Net asset value and redemption price per share, ($197,688,739 ÷ 14,338,212 shares of beneficial interest issued and outstanding)	$13.79
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.59

Class B
Net asset value, offering price and redemption price per share, ($1,574,036 ÷ 137,488 shares of beneficial interest issued and outstanding)	$11.45

Class C
Net asset value, offering price and redemption price per share, ($48,372,599 ÷ 4,209,164 shares of beneficial interest issued and outstanding)	$11.49

Class Z
Net asset value, offering price and redemption price per share, ($1,628,183 ÷ 117,919 shares of beneficial interest issued and outstanding)	$13.81

Class R6
Net asset value, offering price and redemption price per share, ($11,976 ÷ 867 shares of beneficial interest issued and outstanding)	$13.81

See Notes to Financial Statements.

24

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $52,848 foreign withholding tax)	$3,410,118
Affiliated dividend income	46,339
Income from securities lending, net (including affiliated income of $22,999)	36,259

Total income	3,492,716

Expenses
Management fee	1,705,354
Distribution fee(a)	1,099,364
Transfer agent’s fees and expenses (including affiliated expense of $172,954)(a)	380,365
Registration fees(a)	101,620
Custodian and accounting fees	63,527
Shareholders’ reports	36,786
Legal fees and expenses	24,207
Audit fee	23,812
Trustees’ fees	15,910
Miscellaneous	15,912

Total expenses	3,466,857
Less: Fee waiver and/or expense reimbursement(a)	(69,557)
Distribution fee waiver(a)	(95,091)

Net expenses	3,302,209

Net investment income (loss)	190,507

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $2,949)	25,494,152
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(279))	17,758,751

Net gain (loss) on investment transactions	43,252,903

Net Increase (Decrease) In Net Assets Resulting From Operations	$43,443,410

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	570,535	18,981	509,848	—	—
Transfer agent’s fees and expenses	308,750	9,987	60,895	687	46
Registration fees	16,573	15,624	15,745	26,839	26,839
Fee waiver and/or expense reimbursement	—	(16,374)	—	(26,320)	(26,863)
Distribution fee waiver	(95,091)	—	—	—	—

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	25

Statements of Changes in Net Assets

	Year Ended July 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$190,507	$467,448
Net realized gain (loss) on investment transactions	25,494,152	26,961,911
Net change in unrealized appreciation (depreciation) on investments	17,758,751	12,224,121

Net increase (decrease) in net assets resulting from operations	43,443,410	39,653,480

Dividends and Distributions
Dividends from net investment income
Class A	(359,379)	(865,867)
Class Z	(183)	—
Class R6	(21)	—

	(359,583)	(865,867)

Distributions from net realized gains
Class A	(18,411,360)	(4,609,408)
Class B	(225,437)	(78,699)
Class C	(5,884,435)	(1,548,074)
Class Z	(9,397)	—
Class R6	(1,059)	—

	(24,531,688)	(6,236,181)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	8,114,816	6,581,454
Net asset value of shares issued in reinvestment of dividends and distributions	24,639,762	7,009,461
Cost of shares reacquired	(33,347,805)	(33,578,029)

Net increase (decrease) in net assets from Fund share transactions	(593,227)	(19,987,114)

Total increase (decrease)	17,958,912	12,564,318

Net Assets:
Beginning of year	231,316,621	218,752,303

End of year(a)	$249,275,533	$231,316,621

(a) Includes undistributed/(distributions in excess of) net investment income of:	$181,997	$351,073

See Notes to Financial Statements.

26

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”). Effective June 11, 2018, the Fund’s names were changed by replacing “Prudential” with “PGIM” and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM Jennison Diversified Growth Fund	27

Notes to Financial Statements (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

28

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

PGIM Jennison Diversified Growth Fund	29

Notes to Financial Statements (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other

30

than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Jennison Diversified Growth Fund	31

Notes to Financial Statements (continued)

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets on the first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.70% for the year ended July 31, 2018.

PGIM Investments has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 2.26% of average daily net assets for Class B shares, 1.00% of average daily net assets for Class Z shares and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, and Class C shares, pursuant to the plans of distribution (the “Class A, B, and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1% and 1% of the average daily net assets of the

32

Class A, B and C shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $71,304 in front-end sales charges resulting from sales of Class A shares during the year ended July 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2018, it received $1,847 and $807 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended July 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended July 31, 2018, PGIM, Inc. was compensated $7,033 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Diversified Growth Fund	33

Notes to Financial Statements (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2018, were $443,328,630 and $467,374,412, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$2,267,112	$29,003,426	$28,741,139	$—	$—	$2,529,399	2,529,399	$46,339
PGIM Institutional Money Market Fund	7,567,532	156,728,607	153,134,625	(279)	2,949	11,164,184	11,163,068	22,999	**

	$9,834,644	$185,732,033	$181,875,764	$(279)	$2,949	$13,693,583		$69,338

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date.

For the year ended July 31, 2018, the tax character of distributions paid by the Fund was $12,429,569 from ordinary income and $12,461,702 from long-term capital gains. For the year ended July 31, 2017, the tax character of distributions paid by the Fund was $2,215,377 from ordinary income and $4,886,671 from long-term capital gains.

As of July 31, 2018, the accumulated undistributed earnings on a tax basis were $8,020,741 of ordinary income and $11,934,717 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

34

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$188,865,225	$74,044,261	$(2,013,075)	$72,031,186

The book basis differs from tax basis primarily due to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of July 31, 2018, Prudential, through its affiliate entities, including affiliated funds (if applicable), owned 867 shares of Class Z shares and 867 Class R6 shares of the Fund. At reporting period end, three shareholders of record held 24% of the Fund’s outstanding shares.

PGIM Jennison Diversified Growth Fund	35

Notes to Financial Statements (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2018:
Shares sold	423,776	$5,602,895
Shares issued in reinvestment of dividends and distributions	1,503,353	18,566,414
Shares reacquired	(1,630,778)	(21,550,211)

Net increase (decrease) in shares outstanding before conversion	296,351	2,619,098
Shares issued upon conversion from other share class(es)	69,799	931,379
Shares reacquired upon conversion into other share class(es)	(60,641)	(812,950)

Net increase (decrease) in shares outstanding	305,509	$2,737,527

Year ended July 31, 2017:
Shares sold	464,735	$5,400,607
Shares issued in reinvestment of dividends and distributions	478,707	5,418,963
Shares reacquired	(2,366,974)	(27,332,390)

Net increase (decrease) in shares outstanding before conversion	(1,423,532)	(16,512,820)
Shares issued upon conversion from other share class(es)	317,278	3,739,029

Net increase (decrease) in shares outstanding	(1,106,254)	$(12,773,791)

Class B
Year ended July 31, 2018:
Shares sold	8,965	$100,545
Shares issued in reinvestment of dividends and distributions	21,374	220,576
Shares reacquired	(35,107)	(388,334)

Net increase (decrease) in shares outstanding before conversion	(4,768)	(67,213)
Shares reacquired upon conversion into other share class(es)	(56,226)	(641,424)

Net increase (decrease) in shares outstanding	(60,994)	$(708,637)

Year ended July 31, 2017:
Shares sold	9,731	$95,850
Shares issued in reinvestment of dividends and distributions	7,848	76,286
Shares reacquired	(45,825)	(453,370)

Net increase (decrease) in shares outstanding before conversion	(28,246)	(281,234)
Shares reacquired upon conversion into other share class(es)	(78,804)	(793,809)

Net increase (decrease) in shares outstanding	(107,050)	$(1,075,043)

36

Class C	Shares	Amount
Year ended July 31, 2018:
Shares sold	127,453	$1,441,309
Shares issued in reinvestment of dividends and distributions	565,001	5,842,112
Shares reacquired	(987,811)	(11,122,006)

Net increase (decrease) in shares outstanding before conversion	(295,357)	(3,838,585)
Shares reacquired upon conversion into other share class(es)	(34,928)	(383,288)

Net increase (decrease) in shares outstanding	(330,285)	$(4,221,873)

Year ended July 31, 2017:
Shares sold	108,548	$1,084,997
Shares issued in reinvestment of dividends and distributions	155,783	1,514,212
Shares reacquired	(583,348)	(5,792,269)

Net increase (decrease) in shares outstanding before conversion	(319,017)	(3,193,060)
Shares reacquired upon conversion into other share class(es)	(291,556)	(2,945,220)

Net increase (decrease) in shares outstanding	(610,573)	$(6,138,280)

Class Z
Period ended July 31, 2018*:
Shares sold	70,666	$960,067
Shares issued in reinvestment of dividends and distributions	776	9,581
Shares reacquired	(21,145)	(287,254)

Net increase (decrease) in shares outstanding before conversion	50,297	682,394
Shares issued upon conversion from other share class(es)	67,622	906,283

Net increase (decrease) in shares outstanding	117,919	$1,588,677

Class R6
Period ended July 31, 2018*:
Shares sold	780	$10,000
Shares issued in reinvestment of dividends and distributions	87	1,079

Net increase (decrease) in shares outstanding	867	$11,079

*	Commencement of offering was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offered Rate rate or (3) zero percent.

PGIM Jennison Diversified Growth Fund	37

Notes to Financial Statements (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended July 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

38

Financial Highlights

Class A Shares
	Year Ended July 31,
	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.79	$11.03	$12.01	$11.81	$10.46
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.04	0.06	0.06	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.35	2.09	(0.19)	1.28	1.78
Total from investment operations	2.38	2.13	(0.13)	1.34	1.82
Less Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.06)	(0.03)	(0.04)	(0.02)
Distributions from net realized gains	(1.36)	(0.31)	(0.82)	(1.10)	(0.45)
Total dividends and distributions	(1.38)	(0.37)	(0.85)	(1.14)	(0.47)
Net asset value, end of year	$13.79	$12.79	$11.03	$12.01	$11.81
Total Return(b):	19.90%	19.78%	(0.82)%	11.84%	17.78%

Ratios/Supplemental Data:
Net assets, end of year (000)	$197,689	$179,539	$166,997	$186,770	$175,928
Average net assets (000)	$190,178	$169,500	$167,524	$181,444	$169,539
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	1.24%	1.28%	1.24%	1.26%
Expenses before waivers and/or expense reimbursement	1.25% (d)	1.29%	1.33%	1.29%	1.31%
Net investment income (loss)	0.24%	0.38%	0.52%	0.47%	0.36%
Portfolio turnover rate(e)	185%	181%	246%	295%	234%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	39

Financial Highlights (continued)

Class B Shares
	Year Ended July 31,
	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.93	$9.49	$10.49	$10.49	$9.38
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	1.78	(0.16)	1.13	1.60
Total from investment operations	1.88	1.75	(0.18)	1.10	1.56
Less Dividends and Distributions:
Distributions from net realized gains	(1.36)	(0.31)	(0.82)	(1.10)	(0.45)
Net asset value, end of year	$11.45	$10.93	$9.49	$10.49	$10.49
Total Return(b):	18.53%	18.90%	(1.51)%	11.01%	16.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,574	$2,169	$2,898	$4,200	$5,138
Average net assets (000)	$1,898	$2,508	$3,375	$4,801	$5,457
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.26%	1.99%	2.03%	1.99%	2.01%
Expenses before waivers and/or expense reimbursement	3.12% (d)	1.99%	2.03%	1.99%	2.01%
Net investment income (loss)	(0.85)%	(0.33)%	(0.21)%	(0.25)%	(0.38)%
Portfolio turnover rate(e)	185%	181%	246%	295%	234%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class C Shares
	Year Ended July 31,
	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$10.93	$9.49	$10.49	$10.49	$9.38
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.04)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	1.79	(0.16)	1.13	1.60
Total from investment operations	1.92	1.75	(0.18)	1.10	1.56
Less Dividends and Distributions:
Distributions from net realized gains	(1.36)	(0.31)	(0.82)	(1.10)	(0.45)
Net asset value, end of year	$11.49	$10.93	$9.49	$10.49	$10.49
Total Return(b):	18.92%	18.90%	(1.51)%	11.01%	16.96%

Ratios/Supplemental Data:
Net assets, end of year (000)	$48,373	$49,609	$48,858	$55,384	$55,860
Average net assets (000)	$50,985	$48,525	$49,288	$56,581	$55,220
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.92%	1.99%	2.03%	1.99%	2.01%
Expenses before waivers and/or expense reimbursement	1.92% (d)	1.99%	2.03%	1.99%	2.01%
Net investment income (loss)	(0.49)%	(0.36)%	(0.23)%	(0.27)%	(0.39)%
Portfolio turnover rate(e)	185%	181%	246%	295%	234%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	41

Financial Highlights (continued)

Class Z Shares
	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.82
Income (loss) from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.29
Total from investment operations	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(1.36)
Total dividends and distributions	(1.38)
Net asset value, end of period	$13.81
Total Return(c):	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,628
Average net assets (000)	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)
Expenses before waivers and/or expense reimbursement	5.77%	(e)(f)
Net investment income (loss)	0.70%	(e)
Portfolio turnover rate(g)	185%	(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

42

Class R6 Shares
	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.82
Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33
Total from investment operations	2.37
Less Dividends and Distributions:
Dividends from net investment income	(0.02)
Distributions from net realized gains	(1.36)
Total dividends and distributions	(1.38)
Net asset value, end of period	$13.81
Total Return(c):	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00%	(e)
Expenses before waivers and/or expense reimbursement	283.30%	(e)(f)
Net investment income (loss)	0.36%	(e)
Portfolio turnover rate(g)	185%	(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund	43

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the fund listed in the Appendix (the Fund), including the schedule of investments, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended July 31, 2018, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 17, 2018

44

Appendix A

PGIM Jennison Diversified Growth Fund (formerly Prudential Jennison Diversified Growth Fund)

PGIM Jennison Diversified Growth Fund	45

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2018, the Fund reported the maximum amount allowed per share but not less than $0.69 per share for Class A, B, C, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2018, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM Jennison Diversified Growth Fund	20.85%	19.11%

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2018.

46

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM Jennison Diversified Growth Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM Jennison Diversified Growth Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM Jennison Diversified Growth Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM Jennison Diversified Growth Fund

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Diversified Growth Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Jennison Diversified Growth Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance

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Officer (“CCO”) as to both PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2017 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2017.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board considered that during 2017 the Fund changed its optimization process to target the Russell 1000 Growth Index, causing the Fund’s investment style to exhibit more “growth” characteristics, and PGIM Investments’ assertion that the Fund’s subsequent performance had improved, as indicated by the Fund’s outperformance against its benchmark index and ranking in the first quartile of the Peer Universe for the first quarter of 2018.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was within three basis points of the median of all funds in the Peer Group.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 2.26% for Class B shares, 1.00% for Class R6 shares, and 1.00% for Class Z shares through November 30, 2019.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Diversified Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	B	C	Z	R6*
NASDAQ	TBDAX	TBDBX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V203	74440V302	74440V690	74440V716

* Formerly known as Class Q shares.

MF503 E

PGIM JENNISON RISING DIVIDEND FUND

(formerly known as Prudential Jennison Rising Dividend Fund)

ANNUAL REPORT

JULY 31, 2018

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Objective: Capital appreciation and income

Highlights

•

Stock selection among industrial conglomerates, integrated oil & gas, and biotechnology companies added to the Fund’s relative performance, as did allocations to integrated telecommunication services, tobacco, and life sciences tools & services.

•

Security selection and an underweight in internet & direct marketing retail were among the largest detractors from returns. In addition, underweight allocations to technology hardware storage & peripherals and stock selection within electric utilities and pharmaceuticals hurt relative performance.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Rising Dividend Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Over the reporting period, the global economy continued to grow, and central banks gradually tightened monetary policy. In the US, the economy expanded and employment increased. In June, the Federal Reserve hiked interest rates for the seventh time since 2015, based on confidence in the economy.

Equity returns were strong, due to optimistic earnings expectations and investor sentiment. Global equities, including emerging markets, generally posted positive returns. However, they trailed the performance of US equities, which rose on higher corporate profits, new regulatory policies, and tax reform benefits. Volatility spiked briefly in the middle of the period on inflation concerns, rising interest rates, and a potential global trade war, but it decreased as the period ended.

The overall bond market declined modestly during the period, as measured by the Bloomberg Barclays US Aggregate Bond Index. The best performance came from higher-yielding, economically sensitive sectors. Although they finished the period with negative returns, US investment-grade corporate bonds outperformed US government nominal bonds. A major trend during the period was the flattening of the US Treasury yield curve, which increased the yield on fixed income investments with shorter maturities and made them more attractive to investors.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

September 14, 2018

*The Prudential Day One Funds did not change their names.

PGIM Jennison Rising Dividend Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18 (with sales charges)
	One Year (%)	Since Inception (%)
Class A	5.79	7.53 (3/5/14)
Class C	10.18	8.15 (3/5/14)
Class Z	12.21	9.22 (3/5/14)
Class R6*	N/A	10.10** (9/27/17)
S&P 500 Index	16.24	—
Lipper Equity Income Funds Average	11.18	—

	Average Annual Total Returns as of 7/31/18 (without sales charges)
	One Year (%)	Since Inception (%)
Class A	11.95	8.92 (3/5/14)
Class C	11.18	8.15 (3/5/14)
Class Z	12.21	9.22 (3/5/14)
Class R6*	N/A	10.10** (9/27/17)
S&P 500 Index	16.24	—
Lipper Equity Income Funds Average	11.18	—

*Formerly known as Class Q shares

**Not annualized

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class Z shares (March 5, 2014) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for Class A, Class C and Class R6* shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

* Formerly known as Class Q shares

Source: PGIM Investments LLC and Lipper Inc.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

PGIM Jennison Rising Dividend Fund	7

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R6* shares through 7/31/18 is 13.54%. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares through 7/31/18 is 12.12%.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the return of all mutual funds in the Lipper Equity Income Funds universe. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6* shares through 7/31/18 is 8.73%. The average annual total returns for the Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares through 7/31/18 is 8.53%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*Formerly known as Class Q shares

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
Suncor Energy, Inc., Oil, Gas & Consumable Fuels	3.5
Microsoft Corp., Software	3.3
JPMorgan Chase & Co., Banks	3.2
J.B. Hunt Transport Services, Inc., Road & Rail	2.8
Mastercard, Inc., IT Services	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/18 (%)
Banks	12.2
Oil, Gas & Consumable Fuels	11.9
Pharmaceuticals	8.1
IT Services	7.2
Beverages	5.3

Industry weightings reflect only long-term investments and are subject to change.

PGIM Jennison Rising Dividend Fund	9

Strategy and Performance Overview

How did the Fund perform?

The PGIM Jennison Rising Dividend Fund’s Class Z shares rose 12.21% for the 12-month period ending July 31, 2018. Over the same period, the S&P 500® Index (the Index) climbed 16.24% and the Lipper Equity Income Funds Average gained 11.18%

In the Index, 10 out of the 11 sectors generated positive returns in the period, with four of the sectors producing double-digit gains. Information technology, consumer discretionary, and energy were among the strongest-performing sectors in the Index. The consumer staples sector declined.

Stock selection among industrial conglomerates, integrated oil & gas, and biotechnology companies added to the Fund’s relative performance, as did allocations to integrated telecommunication services, tobacco, and life sciences tools & services. Conversely, security selection and an underweight in internet & direct marketing retail were among the largest detractors from returns. In addition, underweight allocations to technology hardware storage & peripherals and stock selection within electric utilities and pharmaceuticals hurt relative performance.

What was the market environment?

•

Corporate earnings strength, along with healthy consumer and business sentiment, all helped drive US equities higher. Despite oil-price volatility in February, May, and June 2018, West Texas Intermediate crude oil prices rose nearly 40% during the reporting period, boosting the broader energy sector.

•

The Federal Reserve (the Fed) proceeded with its well-telegraphed intention to increase the federal funds rate slowly and steadily, citing broad US economic strength and low unemployment as justification for the incremental tightening.

•

Trade-related tensions caused market volatility during the period, as threats from Washington, DC, sparked retaliatory measures from China, Canada, Europe, and Latin America. An initial round of US tariffs took effect in July 2018. Chinese policymakers responded immediately, imposing an additional 25% tariff on $50 billion of US imports, including soybeans, other agricultural and tobacco products, seafood, motor vehicles, and certain chemicals.

•

The Trump administration’s moves to reset global trade practices using new tariffs and penalties for intellectual property infringement unsettled investors and led to broad market declines, as well as declines in the securities of companies thought to be vulnerable to specific proposals and retaliatory measures. At this early stage, the economic impact and breadth of possible disruption is unknown.

What worked?

•	Shares of Microsoft Corporation rose as the information technology company continued to post solid earnings, which have beaten consensus expectations during the past several

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quarters. Revenues, earnings per share (EPS), and profit margins improved during the period, fueled in part by Microsoft’s commercial cloud, Azure, and steady PC business. Meanwhile, Office 365 drove operating income improvements in the company’s productivity and business process segment. Jennison believes improving top-line growth and expanding profit margins should drive multiple years of accelerated EPS growth and continues to favor Microsoft for its solid cash flow, attractive balance sheet with its large cash balance, and dividend yield.

•

Also within the information technology sector, Mastercard performed well during the period, as the payment systems company delivered solid revenues and its earnings exceeded consensus estimates. Mastercard has seen solid growth in gross dollar volume, which is the total value of cardholder transactions and transactions processed, as it benefits from the long-term shift from cash to electronic credit and debit transactions.

•

Although shares of JPMorgan Chase & Co. gave up some ground on financials sector weakness, likely caused by broad market concerns, they largely benefited from the market’s favorable reaction to the Trump administration’s tax reform and deregulation stance, which had a positive effect on stock prices in the financials sector overall. Additionally, the Fed’s well-telegraphed and gradual interest rate hikes helped boost JPMorgan Chase’s interest income. Jennison favors the company because it may take longer-term market share away from competitors while also growing its credit card accounts business. Overall, Jennison views JPMorgan Chase as a high-quality, solid execution story with sustainable, long-term competitive advantages.

What didn’t work?

•

In the healthcare sector, pharmaceutical company Allergan has grown in size and scale after several acquisitions and is, Jennison believes, on track to be a global industry leader. The stock’s underperformance during the period may have reflected investor concerns about senior management’s ongoing evaluation of strategic options to unlock shareholder value. Although the effort put “everything on the table”—including aggressive share repurchases, divestitures, splitting the company, and acquisitions/mergers—the status quo might be maintained, given that the chief executive officer said his “preliminary view is that a fundamental shift in the overall business strategy is not necessary.”

•

Within information technology, shares of Universal Display Corporation underperformed, likely because management’s 2018 revenue guidance came in below expectations due to a temporary slowdown in capacity expansion. The company develops and manufactures organic light emitting diode (OLED) technologies. Further stock price weakness was likely exacerbated by a news report that Apple is developing its own device displays based on MicroLED technology. While this technology uses different light-emitting compounds than

PGIM Jennison Rising Dividend Fund	11

Strategy and Performance Overview (continued)

OLED displays, it is likely to cost billions of dollars and require infrastructure to support large-scale manufacturing. Jennison believes investors over-reacted to the news, as it is difficult to believe that OLED displays in smartphones will be replaced by MicroLED displays in the next few years.

•

In the utilities sector, shares of Pacific Gas and Electric Company (PG&E) underperformed, driven by the company’s potential role in the 2017 California wildfires. Given the prolonged time for authorities to investigate any claims and because the state places the burden on the company to prove it was not negligent, Jennison did not see any positive catalysts over the next six to 10 months and decided to liquidate the Fund’s position in PG&E in favor of more attractive alternatives.

Current outlook

•

Jennison continues to build the Fund from the bottom up, looking for investment opportunities that have the potential to consistently grow their dividend. The key to success, in Jennison’s view, is to find those companies that can generate high/increasing free cash flow that can be returned to investors in the form of a growing dividend. While the portfolio is experiencing a low double-digit rate of dividend growth, Jennison expects it to average at least a high single-digit rate of dividend growth over time.

•

Overall, Jennison favors companies that it considers attractively valued and is willing to be patient for its investment theses to play out. In Jennison’s view, this approach should result in lower turnover and lower beta relative to the broad market over time.

•

The Fund is typically allocated across all major sectors relative to the Index, with any allocation differences a result of Jennison’s bottom-up investment process rather than any top-down theme. At the end of the period, the Fund maintained overweights in the energy sector and in regional banks. After reducing energy exposure starting in December 2016 and continuing through the summer of 2017, Jennison believes the energy environment has improved and has begun tactically adding exposure by making incremental investments in integrated oil & gas names and initiating exposure to the oil & gas exploration & production industry.

•

The Fund maintained an underweight in information technology at the end of the period, though Jennison tends to invest more in bellwether names with established shareholder-friendly policies rather than in companies that are still growing at a rapid pace and holding onto their cash. Additionally, the information technology sector overall has fewer dividend-paying companies compared to other sectors, making it more challenging to identify those firms that meet Jennison’s bottom-up, fundamental investment criteria. Furthermore, at the end of the period, the Fund remained underweight consumer discretionary companies relative to the Index due to the sector’s valuations and bottom-up fundamentals.

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•

While the market has priced in some or many of the US President’s economic initiatives, Jennison is cautiously watching the legislative process to determine what companies may be winners and losers under the administration. Tax reform passed in December 2017 appears favorable for companies doing business in the US which, in Jennison’s view, should stimulate the US economy due to incremental capital-expenditure spending. Relative to trade rhetoric, however, any trade conflict and/or tariff is equivalent to a tax hike, which Jennison believes could reverse either US and/or global economic growth.

•

While US fiscal policy has taken a major step with tax reform, Jennison is keeping a close eye on Fed monetary policy, as too much tightening could stifle the economy. US interest rates are likely on an upward trajectory, though rate increases could be episodic, with the overall increase in the longer term appearing rather gradual. Jennison believes the biggest near-term risks are that the Fed overshoots with its rate hikes and stifles the economy and/or that potential trade conflicts could reverse US/global economic growth.

PGIM Jennison Rising Dividend Fund	13

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the Six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

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the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$995.50	1.24%	$6.14
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class C	Actual	$1,000.00	$992.50	1.99%	$9.83
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class Z	Actual	$1,000.00	$996.70	0.99%	$4.90
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class R6**	Actual	$1,000.00	$996.70	0.99%	$4.90
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Jennison Rising Dividend Fund	15

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 1.4%
Boeing Co. (The)	572	$203,803

Air Freight & Logistics 1.0%
FedEx Corp.	632	155,390

Banks 12.2%
Bank of America Corp.	10,800	333,504
BB&T Corp.	5,000	254,050
East West Bancorp, Inc.	3,562	230,604
JPMorgan Chase & Co.	4,063	467,042
PNC Financial Services Group, Inc. (The)	1,760	254,901
SunTrust Banks, Inc.	3,433	247,416

		1,787,517

Beverages 5.3%
Coca-Cola Co. (The)	2,574	120,026
Constellation Brands, Inc. (Class A Stock)	1,259	264,679
Diageo PLC (United Kingdom), ADR	2,643	389,235

		773,940

Capital Markets 2.6%
Moelis & Co., (Class A Stock)	6,105	388,278

Chemicals 2.6%
DowDuPont, Inc.	2,107	144,899
Eastman Chemical Co.	2,307	239,051

		383,950

Communications Equipment 2.3%
Cisco Systems, Inc.	8,078	341,619

Diversified Consumer Services 1.1%
Service Corp. International	3,962	155,905

Diversified Telecommunication Services 0.4%
AT&T, Inc.	2,081	66,522

Electric Utilities 1.3%
NextEra Energy, Inc.	1,127	188,817

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	17

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	3,420	$287,588

Equity Real Estate Investment Trusts (REITs) 1.6%
Crown Castle International Corp., REIT	696	77,138
Equinix, Inc., REIT	347	152,430

		229,568

Food & Staples Retailing 0.7%
Walmart, Inc.	1,194	106,541

Food Products 0.7%
Pinnacle Foods, Inc.	1,493	99,165

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	5,361	351,360

Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	1,031	261,070

Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	442	69,633

Industrial Conglomerates 0.6%
Honeywell International, Inc.	584	93,236

IT Services 7.2%
Accenture PLC (Class A Stock)	1,074	171,120
Automatic Data Processing, Inc.	529	71,410
DXC Technology Co.	1,371	116,179
Mastercard, Inc. (Class A Stock)	2,034	402,732
Visa, Inc. (Class A Stock)	2,138	292,350

		1,053,791

Life Sciences Tools & Services 2.7%
Thermo Fisher Scientific, Inc.	1,715	402,219

Media 1.2%
Twenty-First Century Fox, Inc., (Class A Stock)	3,821	171,945

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 3.3%
Public Service Enterprise Group, Inc.	4,218	$217,480
Sempra Energy	2,336	270,018

		487,498

Oil, Gas & Consumable Fuels 11.9%
Anadarko Petroleum Corp.	4,213	308,181
ConocoPhillips	1,462	105,512
EOG Resources, Inc.	1,132	145,960
Marathon Petroleum Corp.	2,424	195,932
ONEOK, Inc.	2,709	190,822
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	2,153	147,201
Suncor Energy, Inc. (Canada)	12,050	507,787
Williams Cos., Inc. (The)	5,077	151,041

		1,752,436

Pharmaceuticals 8.1%
Allergan PLC	1,319	242,815
AstraZeneca PLC (United Kingdom), ADR	8,570	335,344
Bristol-Myers Squibb Co.	4,353	255,739
Eli Lilly & Co.	1,754	173,313
Pfizer, Inc.	4,679	186,832

		1,194,043

Road & Rail 5.1%
CSX Corp.	4,912	347,180
J.B. Hunt Transport Services, Inc.	3,382	405,502

		752,682

Semiconductors & Semiconductor Equipment 5.2%
Intel Corp.	6,128	294,757
NVIDIA Corp.	1,311	321,011
Universal Display Corp.(a)	1,473	141,850

		757,618

Software 5.2%
Intuit, Inc.	1,362	278,175
Microsoft Corp.	4,559	483,618

		761,793

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	19

Schedule of Investments (continued)

as of July 31, 2018

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 4.3%
Home Depot, Inc. (The)	1,211	$239,196
Lowe’s Cos., Inc.	1,776	176,428
TJX Cos., Inc. (The)	2,223	216,209

		631,833

Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	740	140,814

Textiles, Apparel & Luxury Goods 2.9%
NIKE, Inc. (Class B Stock)	3,407	262,032
Tapestry, Inc.	3,346	157,664

		419,696

TOTAL LONG-TERM INVESTMENTS (cost $11,781,522)		14,470,270

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	259,723	259,723
PGIM Institutional Money Market Fund (cost $137,854; includes $137,620 of cash collateral for securities on loan)(b)(w)	137,841	137,854

TOTAL SHORT-TERM INVESTMENTS (cost $397,577)		397,577

TOTAL INVESTMENTS 101.3% (cost $12,179,099)		14,867,847
Liabilities in excess of other assets (1.3)%		(197,192)

NET ASSETS 100.0%		$14,670,655

The following abbreviations are used in the annual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trusts

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,820; cash collateral of $137,620 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

20

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$203,803	$—	$—
Air Freight & Logistics	155,390	—	—
Banks	1,787,517	—	—
Beverages	773,940	—	—
Capital Markets	388,278	—	—
Chemicals	383,950	—	—
Communications Equipment	341,619	—	—
Diversified Consumer Services	155,905	—	—
Diversified Telecommunication Services	66,522	—	—
Electric Utilities	188,817	—	—
Electronic Equipment, Instruments & Components	287,588	—	—
Equity Real Estate Investment Trusts (REITs)	229,568	—	—
Food & Staples Retailing	106,541	—	—
Food Products	99,165	—	—
Health Care Equipment & Supplies	351,360	—	—
Health Care Providers & Services	261,070	—	—
Hotels, Restaurants & Leisure	69,633	—	—
Industrial Conglomerates	93,236	—	—
IT Services	1,053,791	—	—
Life Sciences Tools & Services	402,219	—	—
Media	171,945	—	—
Multi-Utilities	487,498	—	—
Oil, Gas & Consumable Fuels	1,752,436	—	—
Pharmaceuticals	1,194,043	—	—
Road & Rail	752,682	—	—
Semiconductors & Semiconductor Equipment	757,618	—	—
Software	761,793	—	—
Specialty Retail	631,833	—	—
Technology Hardware, Storage & Peripherals	140,814	—	—
Textiles, Apparel & Luxury Goods	419,696	—	—
Affiliated Mutual Funds	397,577	—	—

Total	$14,867,847	$—	$—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	21

Schedule of Investments (continued)

as of July 31, 2018

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Banks	12.2%
Oil, Gas & Consumable Fuels	11.9
Pharmaceuticals	8.1
IT Services	7.2
Beverages	5.3
Software	5.2
Semiconductors & Semiconductor Equipment	5.2
Road & Rail	5.1
Specialty Retail	4.3
Multi-Utilities	3.3
Textiles, Apparel & Luxury Goods	2.9
Life Sciences Tools & Services	2.7
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	2.7
Capital Markets	2.6
Chemicals	2.6
Health Care Equipment & Supplies	2.4
Communications Equipment	2.3
Electronic Equipment, Instruments & Components	2.0
Health Care Providers & Services	1.8%
Equity Real Estate Investment Trusts (REITs)	1.6
Aerospace & Defense	1.4
Electric Utilities	1.3
Media	1.2
Diversified Consumer Services	1.1
Air Freight & Logistics	1.0
Technology Hardware, Storage & Peripherals	1.0
Food & Staples Retailing	0.7
Food Products	0.7
Industrial Conglomerates	0.6
Hotels, Restaurants & Leisure	0.5
Diversified Telecommunication Services	0.4

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$134,820	$(134,820)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

22

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Investments at value, including securities on loan of $134,820:
Unaffiliated investments (cost $11,781,522)	$14,470,270
Affiliated investments (cost $397,577)	397,577
Receivable for investments sold	14,461
Due from Manager	13,078
Dividends and interest receivable	8,755
Receivable for Fund shares sold	5,919

Total Assets	14,910,060

Liabilities
Payable to broker for collateral for securities on loan	137,620
Payable for investments purchased	28,405
Audit fee payable	23,812
Payable for Fund shares reacquired	19,491
Custodian and accounting fees payable	12,554
Accrued expenses and other liabilities	8,430
Shareholders’ reports payable	6,023
Distribution fee payable	2,459
Affiliated transfer agent fee payable	611

Total Liabilities	239,405

Net Assets	$14,670,655

Net assets were comprised of:
Shares of beneficial interest, at par	$1,062
Paid-in capital in excess of par	11,318,178

11,319,240
Accumulated net realized gain on investment transactions	662,667
Net unrealized appreciation on investments	2,688,748

Net assets, July 31, 2018	$14,670,655

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	23

Statement of Assets & Liabilities

as of July 31, 2018

Class A
Net asset value, offering price and redemption price per share, ($4,459,065 ÷ 323,014 shares of beneficial interest issued and outstanding)	$13.80
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.60

Class C
Net asset value, offering price and redemption price per share, ($1,831,221 ÷ 132,732 shares of beneficial interest issued and outstanding)	$13.80

Class Z
Net asset value, offering price and redemption price per share, ($8,369,356 ÷ 605,612 shares of beneficial interest issued and outstanding)	$13.82

Class R6
Net asset value, offering price and redemption price per share, ($11,013 ÷ 797 shares of beneficial interest issued and outstanding)	$13.81

See Notes to Financial Statements.

24

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,073 foreign withholding tax)	$262,307
Affiliated dividend income	3,711
Income from securities lending, net (including affiliated income of $25)	68

Total income	266,086

Expenses
Management fee	107,376
Distribution fee(a)	29,259
Registration fees(a)	66,912
Custodian and accounting fees	51,958
Audit fee	23,812
Shareholders’ reports	20,445
Legal fees and expenses	19,201
Trustees’ fees	12,487
Transfer agent’s fees and expenses (including affiliated expense of $3,271)(a)	7,993
Miscellaneous	13,384

Total expenses	352,827
Less: Fee waiver and/or expense reimbursement(a)	(186,404)
Distribution fee waiver(a)	(2,039)

Net expenses	164,384

Net investment income (loss)	101,702

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	834,092
Net change in unrealized appreciation (depreciation) on investments	615,645

Net gain (loss) on investment transactions	1,449,737

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,551,439

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	12,233	17,026	—	—
Registration fees	13,437	13,137	13,137	27,201
Transfer agent’s fees and expenses	5,016	1,379	1,553	45
Fee waiver and/or expense reimbursement	(51,352)	(28,184)	(79,551)	(27,317)
Distribution fee waiver	(2,039)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	25

Statement of Changes in Net Assets

	Year Ended July 31,
	2018	2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,702	$141,510
Net realized gain (loss) on investment transactions	834,092	195,676
Net change in unrealized appreciation (depreciation) on investments	615,645	863,332

Net increase (decrease) in net assets resulting from operations	1,551,439	1,200,518

Dividends and Distributions
Dividends from net investment income
Class A	(29,725)	(36,605)
Class C	(665)	(7,173)
Class Z	(77,697)	(100,464)
Class R6	(77)	—

	(108,164)	(144,242)

Distributions from net realized gains
Class A	(26,846)	—
Class C	(11,229)	—
Class Z	(54,449)	—
Class R6	(70)	—

	(92,594)	—

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,573,470	2,398,464
Net asset value of shares issued in reinvestment of dividends and distributions	199,015	143,489
Cost of shares reacquired	(1,853,000)	(1,742,268)

Net increase (decrease) in net assets from Fund share transactions	919,485	799,685

Total increase (decrease)	2,270,166	1,855,961

Net Assets:
Beginning of year	12,400,489	10,544,528

End of year(a)	$14,670,655	$12,400,489

(a) Includes undistributed/(distributions in excess of) net investment income of:	$—	$3,721

See Notes to Financial Statements.

26

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM Jennison Rising Dividend Fund	27

Notes to Financial Statements (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

28

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM Jennison Rising Dividend Fund	29

Notes to Financial Statements (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are

30

determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.775% of the Fund’s average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% on the average daily net assets in excess of $10 billion. The effective management fee rate, before any waivers and/or expense reimbursements, was 0.775% for the year ended July 31, 2018.

PGIM Investments has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for

PGIM Jennison Rising Dividend Fund	31

Notes to Financial Statements (continued)

Class C shares, 0.99% of average daily net assets for Class Z shares and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through November 30, 2019 to reduce its distribution and service (12b-1) fees for Class A shares to 0.25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $19,316 in front-end sales charges resulting from sales of Class A shares during the year ended July 31, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2018, it received $259 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

32

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended July 31, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended July 31, 2018, PGIM, Inc. was compensated $10 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2018, were $14,831,608 and $14,126,378, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income
PGIM Core Ultra Short Bond Fund	$151,745	$15,824,180	$15,716,202	$—	$—	$259,723	259,723	$3,711
PGIM Institutional Money Market Fund	—	304,806	166,952	—	—	137,854	137,841	25	**

	$151,745	$16,128,986	$15,883,154	$—	$—	$397,577		$3,736

*	The Funds did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

PGIM Jennison Rising Dividend Fund	33

Notes to Financial Statements (continued)

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment transactions. For the year ended July 31, 2018, the adjustments were to decrease distributions in excess of net investment income and decrease accumulated net realized gain on investment transactions by $2,741 due to redesignation of dividends. Net investment income, net realized gain (loss) on investments and net assets were not affected by this change.

For the year ended July 31, 2018, the tax character of distributions paid were $105,423 from ordinary income and $95,335 from long-term capital gains. For the year ended July 31, 2017, the tax character of distributions paid by the Fund was $144,242 of ordinary income.

As of July 31, 2018, the accumulated undistributed earnings on a tax basis was $800,572 of long-term gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$12,200,283	$2,813,206	$(145,642)	$2,667,564

The book basis differs from tax basis primarily due to deferred losses on wash sales.

The Fund elected to treat post-October capital losses of approximately $117,000 as having been incurred in the following fiscal year (July 31, 2019).

The Fund utilized its capital loss carryforward during the year ended July 31, 2018.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

34

Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest at $0.001 par value of share.

As of July 31, 2018, Prudential, through its affiliate entities, owned 533,697 Class Z shares and 797 Class R6 shares of the Fund. At reporting period end, 3 shareholders of record held 70% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 50% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2018:
Shares sold	105,476	$1,373,379
Shares issued in reinvestment of dividends and distributions	4,160	54,829
Shares reacquired	(66,100)	(867,254)

Net increase (decrease) in shares outstanding before conversion	43,536	560,954
Shares issued upon conversion from other share class(es)	2,676	34,772
Shares reacquired upon conversion into other share class(es)	(1,047)	(13,261)

Net increase (decrease) in shares outstanding	45,165	$582,465

Year ended July 31, 2017:
Shares sold	145,744	$1,703,412
Shares issued in reinvestment of dividends and distributions	3,063	35,852
Shares reacquired	(102,095)	(1,150,601)

Net increase (decrease) in shares outstanding before conversion	46,712	588,663
Shares issued upon conversion from other share class(es)	132	1,591
Shares reacquired upon conversion into other share class(es)	(14,027)	(162,683)

Net increase (decrease) in shares outstanding	32,817	$427,571

PGIM Jennison Rising Dividend Fund	35

Notes to Financial Statements (continued)

Class C	Shares	Amount
Year ended July 31, 2018:
Shares sold	51,921	$693,162
Shares issued in reinvestment of dividends and distributions	895	11,894
Shares reacquired	(45,770)	(609,333)

Net increase (decrease) in shares outstanding before conversion	7,046	95,723
Shares reacquired upon conversion into other share class(es)	(2,892)	(37,596)

Net increase (decrease) in shares outstanding	4,154	$58,127

Year ended July 31, 2017:
Shares sold	49,504	$580,091
Shares issued in reinvestment of dividends and distributions	611	7,173
Shares reacquired	(40,310)	(464,159)

Net increase (decrease) in shares outstanding before conversion	9,805	123,105
Shares reacquired upon conversion into other share class(es)	(5,377)	(60,156)

Net increase (decrease) in shares outstanding	4,428	$62,949

Class Z
Year ended July 31, 2018:
Shares sold	38,079	$496,929
Shares issued in reinvestment of dividends and distributions	10,030	132,145
Shares reacquired	(28,474)	(376,413)

Net increase (decrease) in shares outstanding before conversion	19,635	252,661
Shares issued upon conversion from other share class(es)	1,262	16,085

Net increase (decrease) in shares outstanding	20,897	$268,746

Year ended July 31, 2017:
Shares sold	9,966	$114,961
Shares issued in reinvestment of dividends and distributions	8,578	100,464
Shares reacquired	(11,146)	(127,508)

Net increase (decrease) in shares outstanding before conversion	7,398	87,917
Shares issued upon conversion from other share class(es)	19,251	221,248

Net increase (decrease) in shares outstanding	26,649	$309,165

Class R6
Period ended July 31, 2018*:
Shares sold	786	$10,000
Shares issued in reinvestment of dividends and distributions	11	147

Net increase (decrease) in shares outstanding	797	$10,147

Year ended:

*	Commencement of offering was September 27, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period

36

October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended July 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM Jennison Rising Dividend Fund	37

Financial Highlights

Class A Shares
	Year Ended July 31,				March 5, 2014(a) through July 31,
	2018(b)	2017(b)	2016(b)	2015	2014(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.50	$11.37	$11.33	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.09	0.14	0.13	0.10	0.04
Net realized and unrealized gain (loss) on investment transactions	1.39	1.14	0.04	1.03	0.33
Total from investment operations	1.48	1.28	0.17	1.13	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.13)	(0.11)	(0.03)
Distributions from net realized gains	(0.09)	-	-	(0.03)	-
Total dividends and distributions	(0.18)	(0.15)	(0.13)	(0.14)	(0.03)
Net asset value, end of period	$13.80	$12.50	$11.37	$11.33	$10.34
Total Return(c):	11.95%	11.32%	1.61%	11.03%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,459	$3,474	$2,785	$1,087	$383
Average net assets (000)	$4,078	$2,912	$1,831	$822	$192
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24%	1.24%	1.24%	1.24%	1.24%	(e)
Expenses before waivers and/or expense reimbursement	2.55% (f)	2.65%	3.38%	3.54%	8.18%	(e)
Net investment income (loss)	0.67%	1.22%	1.24%	1.09%	0.85%	(e)
Portfolio turnover rate(g)	104%	67%	51%	45%	9%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Year Ended July 31,				March 5, 2014(a) through July 31,
	2018(b)	2017(b)	2016(b)	2015	2014(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.50	$11.36	$11.32	$10.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.06	0.06	0.02	-	(c)
Net realized and unrealized gain (loss) on investment transactions	1.40	1.14	0.03	1.03	0.33
Total from investment operations	1.39	1.20	0.09	1.05	0.33
Less Dividends and Distributions:
Dividends from net investment income	- (c)	(0.06)	(0.05)	(0.03)	-	(c)
Distributions from net realized gains	(0.09)	-	-	(0.03)	-
Total dividends and distributions	(0.09)	(0.06)	(0.05)	(0.06)	-	(c)
Net asset value, end of period	$13.80	$12.50	$11.36	$11.32	$10.33
Total Return(d):	11.18%	10.59%	0.85%	10.23%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,831	$1,608	$1,411	$423	$33
Average net assets (000)	$1,703	$1,401	$1,160	$188	$16
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	1.99%	(f)
Expenses before waivers and/or expense reimbursement	3.65% (g)	3.36%	4.02%	4.16%	8.95%	(f)
Net investment income (loss)	(0.07)%	0.48%	0.56%	0.32%	0.08%	(f)
Portfolio turnover rate(h)	104%	67%	51%	45%	9%	(i)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(i)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	39

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,				March 5, 2014(a) through July 31,
	2018(b)	2017(b)	2016(b)	2015	2014(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.52	$11.38	$11.33	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.17	0.16	0.14	0.05
Net realized and unrealized gain (loss) on investment transactions	1.40	1.15	0.05	1.01	0.33
Total from investment operations	1.52	1.32	0.21	1.15	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.18)	(0.16)	(0.14)	(0.03)
Distributions from net realized gains	(0.09)	-	-	(0.03)	-
Total dividends and distributions	(0.22)	(0.18)	(0.16)	(0.17)	(0.03)
Net asset value, end of period	$13.82	$12.52	$11.38	$11.33	$10.35
Total Return(c):	12.21%	11.68%	1.95%	11.19%	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,369	$7,319	$6,349	$6,190	$5,299
Average net assets (000)	$8,066	$6,704	$5,935	$5,953	$5,133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	0.99%	0.99%	0.99%	0.99%	(e)
Expenses before waivers and/or expense reimbursement	1.98% (f)	2.36%	3.08%	3.31%	8.04%	(e)
Net investment income (loss)	0.94%	1.48%	1.49%	1.33%	1.09%	(e)
Portfolio turnover rate(g)	104%	67%	51%	45%	9%	(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

40

Class R6 Shares
	September 27, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.10
Net realized and unrealized gain (loss) on investment transactions	1.18
Total from investment operations	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.10)
Distributions from net realized gains	(0.09)
Total dividends and distributions	(0.19)
Net asset value, end of period	$13.81
Total Return(c):	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99%	(e)
Expenses before waivers and/or expense reimbursement	307.60%	(e),(f)
Net investment income (loss)	0.88%	(e)
Portfolio turnover rate(g)	104%	(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund	41

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the fund listed in the Appendix (the Fund), including the schedule of investments, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period ended July 31, 2018, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 17, 2018

42

Appendix A

PGIM Jennison Rising Dividend Fund (formerly Prudential Jennison Rising Dividend Fund)

PGIM Jennison Rising Dividend Fund	43

Tax Information (unaudited)

We are advising you that during the fiscal year ended July 31, 2018, the Fund reported the maximum amount allowed per share but not less than $.09 per share for Class A, C, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2018, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as: 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Jennison Rising Dividend Fund	100.00%	100.00%

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2018.

44

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM Jennison Rising Dividend Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM Jennison Rising Dividend Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM Jennison Rising Dividend Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

Visit our website at pgiminvestments.com

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM Jennison Rising Dividend Fund

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Jennison Rising Dividend Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, including investment research and security selection, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance

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Officer (“CCO”) as to both PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2017 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2017. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2017. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index for all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class R6 shares, and 0.99% for Class Z shares through November 30, 2018.

•	The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Jennison Rising Dividend Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX
CUSIP	74440V823	74440V815	74440V799	74440V682

*Formerly known as Class Q

MF220E

PGIM 60/40 ALLOCATION FUND

(formerly known as Prudential 60/40 Allocation Fund)

ANNUAL REPORT

JULY 31, 2018

Objective: Seeks a balance between growth and conservation of capital.

Highlights

•	From its inception on September 13, 2017, through July 31, 2018, the Fund outperformed its custom benchmark.

•	The Fund invests in two underlying funds—the PGIM QMA Large-Cap Core Equity Fund and the PGIM Total Return Bond Fund—both of which outperformed their respective benchmarks during this period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM 60/40 Allocation Fund	3

This Page Intentionally Left Blank

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

Total Returns as of 7/31/18
Since Inception (%)
Class R6	9.30 (9/13/17)
Custom Benchmark Index	8.64
Lipper Mixed Asset Target Allocation Growth Funds Average	8.23

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class R6 shares with a similar investment in the Custom Benchmark Index (60% S&P 500 Index/40% Bloomberg Barclays US Aggregate Bond Index) by portraying the initial account values at the commencement of operations of Class R6 shares (September 13, 2017) and the account values at the end of the current fiscal year (July 31, 2018), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

PGIM 60/40 Allocation Fund	5

Your Fund’s Performance (continued)

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.

Lipper Mixed Asset Target Allocation Growth Funds Average—Lipper Mixed Asset Target Allocation Growth Funds Average are Funds that by portfolio practice maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Largest Holdings expressed as a percentage of net assets as of 7/31/18 (%)
PGIM QMA Large-Cap Core Equity Fund	60.00
PGIM Total Return Bond Fund	39.91

Holdings reflect only long-term investments and are subject to change.

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PGIM 60/40 Allocation Fund

Strategy and Performance Overview

How did the Fund perform?

From its inception on September 13, 2017, through July 31, 2018 (the reporting period), the PGIM 60/40 Allocation Fund gained 9.30%, outperforming the 8.64% return of its custom benchmark.

What were market conditions?

•

Stocks performed strongly during the Fund’s reporting period. US equities firmly advanced on reports of strong earnings and positive investor sentiment. International and emerging-market equities also rose during the period, but significantly trailed the performance of US equities.

•

The bond market delivered relatively flat returns during the period. The best performance was in the higher-yielding, more economically sensitive sectors, which outperformed lower-yielding market segments. Although US investment-grade corporate bonds finished the period with negative returns, they outperformed US government nominal bonds. However, with inflation rising and concerns that this trend will continue, US treasury inflation-protected securities (TIPS) rose. TIPS was one of the best-performing segments of the bond market during the period.

•

Macro-events that made headlines during the period included disputes in the US Congress over policy initiatives of the Trump administration, especially on healthcare and tax reform. In addition, trade war fears became a constant threat that have the ability to severely disrupt the current positive economic and market narrative. So far, investors have shrugged off the various political concerns as stocks sailed smoothly to new highs. After a brief spike in volatility across the financial markets earlier in 2018, the low-volatility environment seems to have returned and has some investors concerned that a sense of complacency may have taken hold.

•

Solid economic fundamentals in the US included moderate expansion of gross domestic product (GDP), robust employment, and accelerating corporate profit growth. Inflation remained benign. In June 2018, the Federal Reserve raised the federal funds rate target to 1.75%-2.00%.

What worked?

•	The Fund benefited the most from its heavier exposure to stocks versus bonds.

•	The underlying stock position in the PGIM QMA Large-Cap Core Equity Fund outperformed its benchmark, the S&P 500 Index, by 1.02% during the reporting period.

•

The Fund also benefited from its exposure to bonds. The Fund’s underlying position in the PGIM Total Return Bond Fund outperformed its benchmark, the Bloomberg Barclays US Aggregate Bond Index, by 0.72% during the reporting period.

PGIM 60/40 Allocation Fund	7

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the period ended July 31, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,003.70	0.40%	$1.99
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by 365 days in the Fund's fiscal year ended July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM 60/40 Allocation Fund	9

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM QMA Large-Cap Core Equity Fund (Class R6)	96,427	$1,739,535
PGIM Total Return Bond Fund (Class R6)	82,178	1,157,070

TOTAL LONG-TERM INVESTMENTS (cost $2,863,355)		2,896,605

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $22,334)	22,334	22,334

TOTAL INVESTMENTS 100.7% (cost $2,885,689)(w)		2,918,939
Liabilities in excess of other assets (0.7)%		(20,017)

NET ASSETS 100.0%		$2,898,922

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,918,939	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	11

Schedule of Investments (continued)

as of July 31, 2018

Investment Allocation:

The allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large-Cap Core Equity	60.0%
Total Return Bond	39.9
Core Ultra Short Bond	0.8

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

12

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $2,885,689)	$2,918,939
Receivable for investments sold	31,132
Due from Manager	15,806

Total Assets	2,965,877

Liabilities
Payable for investments purchased	20,617
Audit fee payable	20,500
Payable for Fund shares reacquired	10,131
Custodian and accounting fees payable	7,210
Legal fees and expenses payable	4,367
Shareholders’ reports payable	2,995
Accrued expenses and other liabilities	1,129
Affiliated transfer agent fee payable	6

Total Liabilities	66,955

Net Assets	$2,898,922

Net assets were comprised of:
Shares of beneficial interest, at par	$269
Paid-in capital in excess of par	2,860,059

2,860,328
Undistributed net investment income	4,760
Accumulated net realized gain on investment transactions	584
Net unrealized appreciation on investments	33,250

Net assets, July 31, 2018	$2,898,922

Class R6
Net asset value, offering price and redemption price per share, ($2,898,922 ÷ 269,075 shares of beneficial interest issued and outstanding)	$10.77

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	13

Statement of Operations

Period* Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$4,988

Expenses
Management fee	68
Custodian and accounting fees	24,346
Audit fee	20,500
Legal fees and expenses	17,845
Shareholders’ reports	13,802
Trustees’ fees	10,367
Registration fees	2,000
Commitment fee on syndicated credit agreement	1,561
Insurance expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $41)	54
Miscellaneous	4,269

Total expenses	95,812
Less: Fee waiver and/or expense reimbursement	(95,738)

Net expenses	74

Net investment income (loss)	4,914

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(389)
Net capital gain distributions received	1,020

631

Net change in unrealized appreciation (depreciation) on investments	33,250

Net gain (loss) on investment transactions	33,881

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,795

*	Commencement of operations was September 13, 2017.

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

September 13, 2017* through July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,914
Net realized gain (loss) on investment transactions	(389)
Net capital gain distributions received	1,020
Net change in unrealized appreciation (depreciation) on investments	33,250

Net increase (decrease) in net assets resulting from operations	38,795

Dividends from net investment income
Class R6	(201)

Fund share transactions
Net proceeds from shares sold	3,008,789
Net asset value of shares issued in reinvestment of dividends	201
Cost of shares reacquired	(148,662)

Net increase (decrease) in net assets from Fund share transactions	2,860,328

Total increase (decrease)	2,898,922

Net Assets:
Beginning of period	—

End of period(a)	$2,898,922

(a) Includes undistributed/(distributions in excess of) net investment income of:	$4,760

*	Commencement of operations.

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund	15

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”). The Fund commenced operations on September 13, 2017. Effective June 11, 2018, the funds’ (with the exception of the Day One Funds) names were changed by replacing “Prudential” with “PGIM”, and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation

16

Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Trust’s expenses are allocated to the respective fund on the basis of relative net assets except the expenses that are charged directly at the portfolio or class level. Net investment income or

PGIM 60/40 Allocation Fund	17

Notes to Financial Statements (continued)

loss (other than distribution fees, transfer agency fees shareholder service fees, which are charged directly to the respective share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

18

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.02% of the Fund’s average daily net assets.

PGIM Investments has contractually agreed, through November 30, 2019, to limit Total annual Fund operating expenses after fee waivers and/or reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

PGIM 60/40 Allocation Fund	19

Notes to Financial Statements (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended July 31, 2018, were $3,049,108 and $185,364, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended July 31, 2018, is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund	$—	$132,037	$109,703	$—	$—	$22,334	22,334	$101	$—
PGIM QMA Large-Cap Core Equity Fund	—	1,819,524	111,113	31,360	(236)	1,739,535	96,427	103	1,020
PGIM Total Return Bond Fund	—	1,229,584	74,251	1,890	(153)	1,157,070	82,178	4,784	—

	$—	$3,181,145	$295,067	$33,250	$(389)	$2,918,939		$4,988	$1,020

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment transactions. For the tax period ended July 31, 2018, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment transactions by $47 due to book tax differences in the treatment of distributions received by the fund. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

20

For the period ended July 31, 2018, the tax character of dividends paid by the Fund was $201 of ordinary income.

As of July 31, 2018, the accumulated undistributed earnings on a tax basis were $4,897 of ordinary income and $963 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2018 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$2,886,205	$33,250	$(516)	$32,734

The book basis differs from tax basis primarily due to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share, divided into one class, designated Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

At reporting period end, Prudential owned all of the shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Period ended July 31, 2018*:
Shares sold	282,908	$3,008,789
Shares issued in reinvestment of dividends and distributions	19	201
Shares reacquired	(13,852)	(148,662)

Net increase (decrease) in shares outstanding	269,075	$2,860,328

*	Commencement of operations was September 13, 2017.

PGIM 60/40 Allocation Fund	21

Notes to Financial Statements (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the period ended July 31, 2018.

8. Other Risks

The Fund’s risks include, but are not limited to, the risks discussed below:

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

22

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM 60/40 Allocation Fund	23

Class R6 Shares
	September 13, 2017(a) through July 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14
Net realized and unrealized gain (loss) on investment transactions	0.78
Total from investment operations	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.15)
Net asset Value, end of period	$10.77
Total Return(c):	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,899
Average net assets (000)	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.02%	(e)
Expenses before waivers and/or expense reimbursement	28.47%	(e)
Net investment income (loss)	1.46%	(e)
Portfolio turnover rate(f)	37%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Not annualized.

See Notes to Financial Statements.

24

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the fund listed in the Appendix (the Fund), including the schedule of investments, as of July 31, 2018, the related statements of operations and changes in net assets for the period from September 13, 2017 (inception) to July 31, 2018, and the related notes (collectively, the financial statements) and the financial highlights for the period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations and the changes in its net assets for the period from September 13, 2017 to July 31, 2018, and the financial highlights for period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 24, 2018

PGIM 60/40 Allocation Fund	25

Appendix A

PGIM 60/40 Allocation Fund

26

Federal Income Tax Information (unaudited)

For the period ended July 31, 2018, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
PGIM 60/40 Allocation Fund	2.94%	2.92%

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2018.

PGIM 60/40 Allocation Fund	27

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

PGIM 60/40 Allocation Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgiminvestments.com

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

PGIM 60/40 Allocation Fund

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

Visit our website at pgiminvestments.com

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

PGIM 60/40 Allocation Fund

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

PGIM 60/40 Allocation Fund

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

PGIM 60/40 Allocation Fund

(formerly, Prudential PGIM 60/40 Allocation Fund)

As required by the Investment Company Act of 1940 (the 1940 Act), the Board of Prudential Investment Portfolios 5 considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and Quantitative Management Associates LLC (QMA or the Subadviser) with respect to the Prudential 60/40 Allocation Fund (the Fund) prior to the Fund’s commencement of operations. The Board, including a majority of the Independent Trustees, met on June 6-8, 2017 and approved the agreements for an initial two year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and QMA; any relevant comparable performance and the qualifications and track record of QMA in serving other affiliated mutual funds; the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser, under the agreements; and the potential for economies of scale that may be shared with the Fund and its shareholders. In connection with its deliberations, the Board considered information provided by the Manager and QMA at or in advance of the meetings on June 6-8, 2017. The Board also considered information provided by the Manager with respect to other funds managed by the Manager and QMA, which information had been provided throughout the year at regular Board meetings. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Trustees determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and QMA, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, were in the best interests of the Fund in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the agreements are separately discussed below.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the June 6-8, 2017 meetings in connection with the renewal of the management agreements between the Manager and the other PGIM Investments Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Manager. The Board considered the services to be provided by the Manager, including but not limited to the oversight of QMA, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of QMA, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of QMA. The Board also noted that the Manager pays the salaries of all the officers and interested Trustees of the Fund who are members of management. The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and QMA, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Investments Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about QMA at the June 6-8, 2017 meetings in connection with the renewal of the subadvisory agreements between the Manager and QMA with respect to other PGIM Investments Retail Funds. The Board also noted that it received and considered information at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by QMA. The Board considered, among other things, the qualifications, background and experience of QMA’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the organizational structure, senior management, investment operations and other relevant information of QMA. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to QMA. The Board noted that QMA is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by QMA with respect to the other PGIM Investments Retail Funds served by QMA and determined that it was reasonable to conclude that the nature, quality and extent of

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services to be provided by QMA under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

The Board noted that the Fund is a “fund of funds” that will invest in other PGIM Investment Funds that provide exposure to equity (Prudential QMA Large-Cap Core Equity Fund) and fixed income (Prudential Total Return Bond Fund) asset classes.

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees of 0.02% of the Fund’s average daily net assets to be paid by the Fund to the Manager, and the proposed subadvisory fees at the annual rate of 0.02% of the Fund’s average daily net assets to be paid by the Manager to the Subadviser. The Board noted the Manager’s statement that the management fees are not duplicative of the fees charged to the PGIM Investments Funds in which the Fund will invest because they constitute payment for services in addition to those services charged at the level of the underlying PGIM Investments Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and net total expenses for Class R6 or equivalent shares to a Peer Group of comparable funds chosen by Broadridge. The Board noted that the Fund’s contractual management fee was in the first quartile of the Broadridge Peer Group (first quartile being the lowest fee). The Board further noted that the anticipated net total expenses for Class R6 shares were in the first quartile of the Broadridge Peer Group (first quartile being the lowest expenses).

The Board noted that the Manager had contractually agreed to waive fees and/or reimburse expenses so that the Fund’s net annual operating expenses (exclusive of taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage commissions, distribution (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), extraordinary and certain other expenses, but inclusive of acquired fund fees and expenses) of each class of shares would not exceed 0.40% of the Fund’s average daily net assets through November 30, 2018. The Board considered that the Fund will bear its proportionate share of the investment advisory fees and other expenses incurred by the PGIM Investment Funds in which it invests.

PGIM 60/40 Allocation Fund

Approval of Advisory Agreements (continued)

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that QMA was affiliated with the Manager and, as a result, the Board will not separately consider QMA’s profitability since its profitability will be reflected in the Manager’s profitability report. The Board noted that it would review profitability information in connection with the annual renewal of the advisory and subadvisory agreements. The Board further noted that the Manager would not retain any management fees with respect to its management of the Fund after it pays subadvisory fees to the Subadviser, so that it would forgo a profit on its management fee with respect to the Fund.

Economies of Scale

The Board noted that the proposed management fees and subadvisory fees for the Fund did not include breakpoints under which the fees would decline as assets grew. The Board considered the potential for the Manager and the Subadviser to experience economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the management and subadvisory fees as the Fund grew. Because the Fund had not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with the annual renewal of the advisory and subadvisory agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, QMA and their affiliates as a result of their relationships with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other PGIM Investments Retail Funds, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by QMA were consistent with those generally derived by subadvisers to the PGIM Investments Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Fund’s website and on the Securities and Exchange Commission’s website at the end of August.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contains this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

     PRUDENTIAL DAY ONE FUNDS

ANNUAL REPORT

JULY 31, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Seek a balance between growth and conservation of capital

Highlights

•

During the 12-month reporting period that ended July 31, 2018, returns for the Prudential Day One Funds ranged from 4.45% for the R6 share class of the Prudential Day One Income Fund, which invests conservatively, to 12.12% for the R6 share class of the Prudential Day One 2060 Fund, which invests more aggressively.

•	Within equities, the Funds’ bias toward US stocks relative to non-US stocks contributed to overall results as US stocks outperformed by a significant margin.

•	The Funds’ allocation to core US bonds detracted from performance as this asset class turned in a slightly negative return over the period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential Day One Funds

Prudential Day One Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Day One Funds informative and useful. The report covers performance for the 12-month period that ended July 31, 2018.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. While the Prudential Day One Funds did not change their names, the Prudential Day One Underlying Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Over the reporting period, the global economy continued to grow, and central banks gradually tightened monetary policy. In the US, the economy expanded and employment increased. In June, the Federal Reserve hiked interest rates for the seventh time since 2015, based on confidence in the economy.

Equity returns were strong, due to optimistic earnings expectations and investor sentiment. Global equities, including emerging markets, generally posted positive returns. However, they trailed the performance of US equities, which rose on higher corporate profits, new regulatory policies, and tax reform benefits. Volatility spiked briefly in the middle of the period on inflation concerns, rising interest rates, and a potential global trade war, but it decreased as the period ended.

The overall bond market declined modestly during the period, as measured by the Bloomberg Barclays US Aggregate Bond Index. The best performance came from higher-yielding, economically sensitive sectors. Although they finished the period with negative returns, US investment-grade corporate bonds outperformed US government nominal bonds. A major trend during the period was the flattening of the US Treasury yield curve, which increased the yield on fixed income investments with shorter maturities and made them more attractive to investors.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

September 14, 2018

*The Prudential Day One Funds did not change their names.

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	3.71	4.68 (12/13/16)
Class R2	3.86	4.89 (12/13/16)
Class R3	4.09	5.09 (12/13/16)
Class R4	4.21	5.19 (12/13/16)
Class R5	4.33	5.30 (12/13/16)
Class R6	4.45	5.49 (12/13/16)
Prudential Day One Income Custom Benchmark
	4.06	5.57
Lipper Mixed-Asset Target Today Funds Average
	3.40	5.88
S&P Target Date Retirement Income Index
	4.20	6.08

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One Income Fund’s Class R6 shares with a similar investment in the Prudential Day One Income Custom Benchmark and S&P Target Date Retirement Income Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	7

Prudential Day One Income Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target Today Funds Average—The Lipper Mixed-Asset Target Today Funds (Lipper Average) are funds that by portfolio practice, maintain a conservative mix of equity, bonds, cash, and cash equivalents designed to provide income to investors who are in or close to retirement.

S&P Target Date® Retirement Income Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Prudential Day One 2010 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	3.96	5.09 (12/13/16)
Class R2	4.12	5.31 (12/13/16)
Class R3	4.27	5.46 (12/13/16)
Class R4	4.48	5.59 (12/13/16)
Class R5	4.49	5.72 (12/13/16)
Class R6	4.74	5.88 (12/13/16)
Prudential Day One 2010 Custom Benchmark
	4.27	5.84
Lipper Mixed-Asset Target 2010 Funds Average
	4.13	6.98
S&P Target Date 2010 Index
	4.85	7.17

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	9

Prudential Day One 2010 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2010 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2010 Custom Benchmark and S&P Target Date 2010 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

10	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2010 Custom Benchmark—The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2010 Funds Average—The Lipper Mixed-Asset Target 2010 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon not exceeding December 31, 2010.

S&P Target Date® 2010 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	11

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	4.50	5.79 (12/13/16)
Class R2	4.85	6.07 (12/13/16)
Class R3	5.01	6.23 (12/13/16)
Class R4	5.11	6.29 (12/13/16)
Class R5	5.11	6.42 (12/13/16)
Class R6	5.37	6.58 (12/13/16)
Prudential Day One 2015 Custom Benchmark
	4.98	6.70
Lipper Mixed-Asset Target 2015 Funds Average
	4.93	7.91
S&P Target Date 2015 Index
	5.63	8.35

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

12	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2015 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2015 Custom Benchmark and S&P Target Date 2015 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	13

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2015 Funds Average—The Lipper Mixed-Asset Target 2015 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011 to December 31, 2015.

S&P Target Date® 2015 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

14	Visit our website at pgiminvestments.com

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	5.28	6.46 (12/13/16)
Class R2	5.43	6.68 (12/13/16)
Class R3	5.67	6.89 (12/13/16)
Class R4	5.97	7.08 (12/13/16)
Class R5	5.99	7.15 (12/13/16)
Class R6	6.06	7.07 (12/13/16)
Prudential Day One 2020 Custom Benchmark
	5.67	7.50
Lipper Mixed-Asset Target 2020 Funds Average
	5.27	8.34
S&P Target Date 2020 Index
	6.38	9.44

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date for the indicated share class.

Prudential Day One Funds	15

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2020 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2020 Custom Benchmark and S&P Target Date 2020 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

16	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2020 Funds Average—The Lipper Mixed-Asset Target 2020 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016 to December 31, 2020.

S&P Target Date® 2020 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	17

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	6.35	7.49 (12/13/16)
Class R2	6.62	7.73 (12/13/16)
Class R3	6.76	7.94 (12/13/16)
Class R4	6.88	8.01 (12/13/16)
Class R5	6.98	8.14 (12/13/16)
Class R6	7.13	8.35 (12/13/16)
Prudential Day One 2025 Custom Benchmark
	6.77	8.90
Lipper Mixed-Asset Target 2025 Funds Average
	6.41	9.90
S&P Target Date 2025 Index
	7.56	10.82

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

18	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2025 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2025 Custom Benchmark and S&P Target Date 2025 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	19

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2025 Funds Average—The Lipper Mixed-Asset Target 2025 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021 to December 31, 2025.

S&P Target Date® 2025 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

20	Visit our website at pgiminvestments.com

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	8.47	9.81 (12/13/16)
Class R2	8.81	10.08 (12/13/16)
Class R3	8.86	10.18 (12/13/16)
Class R4	8.98	10.31 (12/13/16)
Class R5	9.08	10.44 (12/13/16)
Class R6	9.33	10.66 (12/13/16)
Prudential Day One 2030 Custom Benchmark
	8.77	11.38
Lipper Mixed-Asset Target 2030 Funds Average
	7.75	11.49
S&P Target Date 2030 Index
	8.75	12.14

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	21

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2030 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2030 Custom Benchmark and S&P Target Date 2030 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class as indicated in the following paragraphs. Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

22	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2030 Funds Average—The Lipper Mixed-Asset Target 2030 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

S&P Target Date® 2030 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	23

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	9.46	10.86 (12/13/16)
Class R2	9.62	11.09 (12/13/16)
Class R3	9.85	11.29 (12/13/16)
Class R4	9.96	11.43 (12/13/16)
Class R5	10.07	11.49 (12/13/16)
Class R6	10.21	11.71 (12/13/16)
Prudential Day One 2035 Custom Benchmark
	9.73	12.88
Lipper Mixed-Asset Target 2035 Funds Average
	9.07	13.22
S&P Target Date 2035 Index
	9.83	13.39

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

24	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2035 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2035 Custom Benchmark and S&P Target Date 2035 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	25

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2035 Funds Average—The Lipper Mixed-Asset Target 2035 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031 to December 31, 2035.

S&P Target Date® 2035 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

26	Visit our website at pgiminvestments.com

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	10.11	11.83 (12/13/16)
Class R2	10.26	12.05 (12/13/16)
Class R3	10.49	12.26 (12/13/16)
Class R4	10.60	12.39 (12/13/16)
Class R5	10.71	12.52 (12/13/16)
Class R6	10.86	12.68 (12/13/16)
Prudential Day One 2040 Custom Benchmark
	10.48	13.95
Lipper Mixed-Asset Target 2040 Funds Average
	9.67	13.85
S&P Target Date 2040 Index
	10.59	14.26

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	27

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2040 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2040 Custom Benchmark and S&P Target Date 2040 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

28	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2040 Funds Average—The Lipper Mixed-Asset Target 2040 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

S&P Target Date® 2040 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	29

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	10.31	12.40 (12/13/16)
Class R2	10.75	12.73 (12/13/16)
Class R3	10.79	12.82 (12/13/16)
Class R4	10.90	12.96 (12/13/16)
Class R5	11.00	13.08 (12/13/16)
Class R6	11.24	13.35 (12/13/16)
Prudential Day One 2045 Custom Benchmark
	10.88	14.62
Lipper Mixed-Asset Target 2045 Funds Average
	10.33	14.74
S&P Target Date 2045 Index
	10.95	14.77

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2045 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2045 Custom Benchmark and S&P Target Date 2045 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	31

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2045 Funds Average—The Lipper Mixed-Asset Target 2045 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041 to December 31, 2045.

S&P Target Date® 2045 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	10.68	12.50 (12/13/16)
Class R2	10.96	12.74 (12/13/16)
Class R3	11.19	12.95 (12/13/16)
Class R4	11.21	13.02 (12/13/16)
Class R5	11.31	13.15 (12/13/16)
Class R6	11.65	13.42 (12/13/16)
Prudential Day One 2050 Custom Benchmark
	11.18	15.09
Lipper Mixed-Asset Target 2050 Funds Average
	10.35	14.68
S&P Target Date 2050 Index
	11.27	15.25

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception.

Prudential Day One Funds	33

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2050 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2050 Custom Benchmark and S&P Target Date 2050 Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

34	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2050 Funds Average—The Lipper Mixed-Asset Target 2050 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

S&P Target Date® 2050 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	35

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	11.10	13.52 (12/13/16)
Class R2	11.34	13.80 (12/13/16)
Class R3	11.48	13.95 (12/13/16)
Class R4	11.59	14.08 (12/13/16)
Class R5	11.69	14.21 (12/13/16)
Class R6	11.85	14.36 (12/13/16)
Prudential Day One 2055 Custom Benchmark
	11.56	15.62
Lipper Mixed-Asset Target 2055 + Funds Average
	10.79	15.22
S&P Target Date 2055 Index
	11.36	15.46

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2055 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2055 Custom Benchmark and S&P Target Date 2055+ Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	37

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 + Average—The Lipper Mixed-Asset Target 2055 + Funds Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

S&P Target Date® 2055 Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

38	Visit our website at pgiminvestments.com

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/18
	One Year (%)	Since Inception (%)
Class R1	11.37	13.31 (12/13/16)
Class R2	11.61	13.59 (12/13/16)
Class R3	11.75	13.74 (12/13/16)
Class R4	11.96	13.87 (12/13/16)
Class R5	12.06	13.99 (12/13/16)
Class R6	12.12	14.09 (12/13/16)
Prudential Day One 2060 Custom Benchmark
	11.80	15.89
Lipper Mixed-Asset Target 2055 + Funds Average
	10.79	15.22
S&P Target Date 2060+ Index
	11.60	15.71

Source: PGIM Investments LLC and Lipper Inc.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Inception returns are provided since the Fund has less than 10 fiscal years of returns. The Since Inception returns for the Custom Benchmark, the Index, and the Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	39

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2060 Fund’s Class R6 shares with a similar investment in the Prudential Day One 2060 Custom Benchmark and S&P Target Date 2060+ Index (Index) over time periods ending at the end of the current fiscal year (July 31, 2018). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurred on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

40	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fees	0.10%	0.10%	0.10%	0.10%	None	None

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Net Index, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected Securities (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill*, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index*. Because the asset allocation of the Fund changes over time with the glide path, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 + Average—The Lipper Mixed-Asset Target 2055 + Funds Average (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding December 31, 2050.

Prudential Day One Funds	41

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

S&P Target Date® 2060+ Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

*Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

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Prudential Day One Funds

Strategy and Performance Overview

What were market conditions?

•

Stocks performed strongly during the 12-month reporting period that ended July 31, 2018. US equities firmly advanced on reports of strong earnings and positive investor sentiment. International and emerging-market equities also rose during the period, but significantly trailed the performance of US equities.

•

The bond market delivered relatively flat returns during the period. The best performance was in the higher-yielding, more economically sensitive sectors, which outperformed lower-yielding market segments. Although US investment-grade corporate bonds finished the period with negative returns, they outperformed US government nominal bonds. However, with inflation rising and concerns that this trend will continue, US treasury inflation-protected securities (TIPS) rose. TIPS was one of the best-performing segments of the bond market during the period.

•

Macro-events that made headlines during the period included disputes in the US Congress over policy initiatives of the Trump administration, especially on healthcare and tax reform. In addition, trade war fears became a constant threat that have the ability to severely disrupt the current positive economic and market narrative. So far, investors have shrugged off the various political concerns as stocks sailed smoothly to new highs. After a brief spike in volatility across the financial markets earlier in 2018, the low-volatility environment seems to have returned and has some investors concerned that a sense of complacency may have taken hold.

•

Solid economic fundamentals in the US included moderate expansion of gross domestic product (GDP), robust employment, and accelerating corporate profit growth. Inflation remained benign. In June 2018, the Federal Reserve raised the federal funds rate target to 1.75%-2.00%.

How did the Funds perform?

For each of the Funds listed below, the performance is for the R6 share class during the 12-month reporting period ending July 31, 2018.

The Prudential Day One Income Fund returned 4.45%, outperforming the 4.06% return of the Prudential Day One Income Custom Benchmark and the 3.40% return of the Lipper Mixed-Asset Target Today Funds Average.

The Prudential Day One 2010 Fund returned 4.74%, outperforming the 4.27% return of the Prudential Day One 2010 Custom Benchmark and the 4.13% return of the Lipper Mixed-Asset Target 2010 Funds Average.

Prudential Day One Funds	43

Prudential Day One Funds

Strategy and Performance Overview (continued)

The Prudential Day One 2015 Fund returned 5.37%, outperforming the 4.98% return of the Prudential Day One 2015 Custom Benchmark and the 4.93% return of the Lipper Mixed-Asset Target 2015 Funds Average.

The Prudential Day One 2020 Fund returned 6.06%, outperforming the 5.67% return of the Prudential Day One 2020 Custom Benchmark and the 5.27% return of the Lipper Mixed-Asset Target 2020 Funds Average.

The Prudential Day One 2025 Fund returned 7.13%, outperforming the 6.77% return of the Prudential Day One 2025 Custom Benchmark and the 6.41% return of the Lipper Mixed-Asset Target 2025 Funds Average.

The Prudential Day One 2030 Fund returned 9.33%, outperforming the 8.77% return of the Prudential Day One 2030 Custom Benchmark and the 7.75% return of the Lipper Mixed-Asset Target 2030 Funds Average.

The Prudential Day One 2035 Fund returned 10.21%, outperforming the 9.73% return of the Prudential Day One 2035 Custom Benchmark and the 9.07% return of the Lipper Mixed-Asset Target 2035 Funds Average.

The Prudential Day One 2040 Fund returned 10.86%, outperforming the 10.48% return of the Prudential Day One 2040 Custom Benchmark and the 9.67% return of the Lipper Mixed-Asset Target 2040 Funds Average.

The Prudential Day One 2045 Fund returned 11.24%, outperforming the 10.88% return of the Prudential Day One 2045 Custom Benchmark and the 10.33% return of the Lipper Mixed-Asset Target 2045 Funds Average.

The Prudential Day One 2050 Fund returned 11.65%, outperforming the 11.18% return of the Prudential Day One 2050 Custom Benchmark and the 10.35% return of the Lipper Mixed-Asset Target 2050 Funds Average.

The Prudential Day One 2055 Fund returned 11.85%, outperforming the 11.56% return of the Prudential Day One 2055 Custom Benchmark and the 10.79% return of the Lipper Mixed-Asset Target 2055+ Funds Average.

The Prudential Day One 2060 Fund returned 12.12%, outperforming the 11.80% return of the Prudential Day One 2060 Custom Benchmark and the 10.79% return of the Lipper Mixed-Asset Target 2055+ Funds Average.

44	Visit our website at pgiminvestments.com

What worked?

•

Each fund in the Day One Funds series is allocated to a combination of stocks and bonds and benefited from exposure to stocks, while bonds experienced positive and negative returns across different fixed income asset classes.

•	Within equities, the Funds’ bias toward US stocks relative to non-US stocks contributed to overall results as US stocks outperformed by a significant margin.

•

At the underlying fund level, the PGIM QMA Large-Cap Core Equity Fund, PGIM QMA Commodity Strategies Fund, PGIM Total Return Bond Fund and the PGIM Global Real Estate Funds were the greatest contributors to relative performance, as each Fund significantly outperformed its respective benchmark index for the one year time period.

What didn’t work?

•

The Funds’ allocation to core US bonds detracted from performance, particularly in those funds closer to their target retirement date, as this asset class underperformed equities for the one-year time period. The shorter-dated funds (closer to their retirement dates) have higher fixed income exposure than the longer dated vintages.

•

Weak results from the PGIM QMA Mid-Cap Core Equity Fund, the PGIM Jennison Small Cap Core Equity Fund and the PGIM Core Conservative Bond Fund underperformed their respective benchmarks, which detracted from the overall results relative to the custom benchmark for the one-year period.

Prudential Day One Funds	45

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended July 31, 2018. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Funds, that you own. You should consider the additional fees that were charged to your

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Fund account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$994.90	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$995.90	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$997.50	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$997.10	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$997.70	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$998.30	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	47

Fees and Expenses (continued)

Prudential Day One 2010 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$995.40	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$996.30	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$997.20	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$998.10	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$998.10	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$999.10	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2015 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$994.50	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$996.30	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$997.30	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$998.20	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$997.30	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$999.10	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2020 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$994.60	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$994.60	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$996.40	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$998.20	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$998.20	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$998.20	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2025 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$993.80	1.15%	$5.69
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$994.70	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$995.50	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$996.40	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$996.40	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$997.30	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	49

Fees and Expenses (continued)

Prudential Day One 2030 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$993.10	1.15%	$5.68
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$994.00	0.90%	$4.45
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$994.80	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$995.70	0.65%	$3.22
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$995.70	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$996.60	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2035 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$989.00	1.15%	$5.67
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$989.80	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$990.70	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$991.50	0.65%	$3.21
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$991.50	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$992.40	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2040 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$988.30	1.15%	$5.67
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$989.10	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$990.00	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$990.80	0.65%	$3.21
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$991.70	0.55%	$2.72
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$991.70	0.40%	$1.98
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2045 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$985.90	1.15%	$5.66
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$987.60	0.90%	$4.44
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$987.60	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$988.40	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$988.40	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$990.10	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	51

Fees and Expenses (continued)

Prudential Day One 2050 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$985.10	1.15%	$5.66
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$986.00	0.90%	$4.43
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$987.60	0.75%	$3.70
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$987.60	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$988.40	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$989.30	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2055 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$983.70	1.15%	$5.66
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$984.60	0.90%	$4.43
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$985.40	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$985.40	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$986.20	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$987.00	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2060 Fund		Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$982.90	1.15%	$5.65
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$983.70	0.90%	$4.43
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$983.70	0.75%	$3.69
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$984.50	0.65%	$3.20
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$985.40	0.55%	$2.71
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$986.20	0.40%	$1.97
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2018, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Day One Funds	53

Prudential Day One Income Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 90.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	84,048	$811,908
PGIM Global Real Estate Fund (Class R6)	14,479	351,267
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,455	58,089
PGIM QMA Commodity Strategies Fund (Class R6)	28,036	288,775
PGIM QMA International Developed Markets Index Fund (Class R6)	23,111	289,115
PGIM QMA Large-Cap Core Equity Fund (Class R6)	35,504	640,487
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,843	58,497
PGIM QMA US Broad Market Index Fund (Class R6)	26,875	349,107
PGIM TIPS Fund (Class R6)	157,292	1,511,579
PGIM Total Return Bond Fund (Class R6)	61,900	871,555

TOTAL LONG-TERM INVESTMENTS (cost $5,205,570)		5,230,379

SHORT-TERM INVESTMENT 10.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $623,348)	623,348	623,348

TOTAL INVESTMENTS 100.7% (cost $5,828,918)(w)		5,853,727
Liabilities in excess of other assets (0.7)%		(39,976)

NET ASSETS 100.0%		$5,813,751

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One Income Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,853,727	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

TIPS	26.0%
Total Return Bond	15.0
Core Bond	14.0
Large Cap	11.0
Short Term	10.7
Real Estate	6.0
Broad Market	6.0
Developed Markets	5.0
Commodity	5.0

Mid Cap	1.0%
Small Cap	1.0

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

56

Prudential Day One Income Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $5,828,918)	$5,853,727
Due from Manager	21,773
Receivable for investments sold	16,430
Receivable for Fund shares sold	65

Total Assets	5,891,995

Liabilities
Custodian and accounting fees payable	28,039
Audit fee payable	20,200
Payable for investments purchased	17,614
Legal fees and expenses payable	4,367
Accrued expenses and other liabilities	3,675
Shareholders’ reports payable	2,856
Affiliated transfer agent fee payable	650
Affiliated shareholder servicing fee payable	368
Distribution fee payable	296
Payable for Fund shares reacquired	179

Total Liabilities	78,244

Net Assets	$5,813,751

Net assets were comprised of:
Shares of beneficial interest, at par	$548
Paid-in capital in excess of par	5,729,541

5,730,089
Undistributed net investment income	25,484
Accumulated net realized gain on investment transactions	33,369
Net unrealized appreciation on investments	24,809

Net assets, July 31, 2018	$5,813,751

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One Income Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($10,774 ÷ 1,017 shares of beneficial interest issued and outstanding)	$10.59

Class R2
Net asset value, offering price and redemption price per share, ($842,674 ÷ 79,553 shares of beneficial interest issued and outstanding)	$10.59

Class R3
Net asset value, offering price and redemption price per share, ($1,402,777 ÷ 132,362 shares of beneficial interest issued and outstanding)	$10.60

Class R4
Net asset value, offering price and redemption price per share, ($17,593 ÷ 1,659 shares of beneficial interest issued and outstanding)	$10.60

Class R5
Net asset value, offering price and redemption price per share, ($10,881 ÷ 1,026 shares of beneficial interest issued and outstanding)	$10.60

Class R6
Net asset value, offering price and redemption price per share, ($3,529,052 ÷ 332,519 shares of beneficial interest issued and outstanding)	$10.61

See Notes to Financial Statements.

58

Prudential Day One Income Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$103,570

Expenses
Management fee	814
Distribution fee(a)	2,005
Shareholder servicing fee (including affiliated expense of $1,575)(a)	1,608
Custodian and accounting fees	83,785
Registration fees(a)	75,762
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	8,201
Transfer agent’s fees and expenses (including affiliated expense of $2,766)(a)	3,215
Miscellaneous	12,141

Total expenses	238,787
Less: Fee waiver and/or expense reimbursement(a)	(236,698)

Net expenses	2,089

Net investment income (loss)	101,481

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(19,490)
Net capital gain distributions received	60,710

41,220

Net change in unrealized appreciation (depreciation) on investments	14,758

Net gain (loss) on investment transactions	55,978

Net Increase (Decrease) In Net Assets Resulting From Operations	$157,459

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	54	619	1,332	—	—	—
Shareholder servicing fee	11	247	1,332	18	—	—
Registration fees	12,627	12,627	12,627	12,627	12,627	12,627
Transfer agent’s fees and expenses	70	461	2,048	151	85	400
Fee waiver and/or expense reimbursement	(13,114)	(21,372)	(66,547)	(13,469)	(13,131)	(109,065)

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One Income Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$101,481	$3,186
Net realized gain (loss) on investment transactions	(19,490)	(1,760)
Net capital gain distributions received	60,710	258
Net change in unrealized appreciation (depreciation) on investments	14,758	10,051

Net increase (decrease) in net assets resulting from operations	157,459	11,735

Dividends and Distributions
Dividends from net investment income
Class R1	(150)	(29)
Class R2	(3,889)	(39)
Class R3	(23,450)	(46)
Class R4	(332)	(83)
Class R5	(214)	(57)
Class R6	(54,531)	(1,339)

	(82,566)	(1,593)

Distributions from net realized gains
Class R1	(4)	—
Class R2	(4)	—
Class R3	(497)	—
Class R4	(7)	—
Class R5	(4)	—
Class R6	(860)	—

	(1,376)	—

Fund share transactions
Net proceeds from shares sold	4,309,508	2,630,195
Net asset value of shares issued in reinvestment of dividends and distributions	83,943	1,593
Cost of shares reacquired	(692,336)	(602,811)

Net increase (decrease) in net assets from Fund share transactions	3,701,115	2,028,977

Total increase (decrease)	3,774,632	2,039,119

Net Assets:
Beginning of period	2,039,119	—

End of period(a)	$5,813,751	$2,039,119

(a) Includes undistributed/(distributions in excess of) net investment income of:	$25,484	$1,596

*	Commencement of operations.

See Notes to Financial Statements.

60

Prudential Day One 2010 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 91.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	87,370	$843,993
PGIM Global Real Estate Fund (Class R6)	14,048	340,800
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,322	56,358
PGIM QMA Commodity Strategies Fund (Class R6)	27,201	280,170
PGIM QMA International Developed Markets Index Fund (Class R6)	22,422	280,500
PGIM QMA Large-Cap Core Equity Fund (Class R6)	37,577	677,894
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,698	56,754
PGIM QMA US Broad Market Index Fund (Class R6)	26,074	338,705
PGIM TIPS Fund (Class R6)	146,741	1,410,178
PGIM Total Return Bond Fund (Class R6)	60,057	845,601

TOTAL LONG-TERM INVESTMENTS (cost $5,061,154)		5,130,953

SHORT-TERM INVESTMENT 9.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $549,133)	549,133	549,133

TOTAL INVESTMENTS 100.7% (cost $5,610,287)(w)		5,680,086
Liabilities in excess of other assets (0.7)%		(39,292)

NET ASSETS 100.0%		$5,640,794

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2010 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,680,086	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

TIPS	25.0%
Total Return Bond	15.0
Core Bond	15.0
Large Cap	12.0
Short Term	9.7
Real Estate	6.0
Broad Market	6.0
Developed Markets	5.0
Commodity	5.0
Mid Cap	1.0%
Small Cap	1.0

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

62

Prudential Day One 2010 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $5,610,287)	$5,680,086
Due from Manager	21,329
Receivable for investments sold	16,969
Receivable for Fund shares sold	24

Total Assets	5,718,408

Liabilities
Custodian and accounting fees payable	28,038
Audit fee payable	20,200
Payable for investments purchased	17,124
Legal fees and expenses payable	4,367
Accrued expenses and other liabilities	3,680
Shareholders’ reports payable	2,739
Payable for Fund shares reacquired	1,117
Affiliated transfer agent fee payable	302
Affiliated shareholder servicing fee payable	28
Distribution fee payable	19

Total Liabilities	77,614

Net Assets	$5,640,794

Net assets were comprised of:
Shares of beneficial interest, at par	$524
Paid-in capital in excess of par	5,428,663

5,429,187
Undistributed net investment income	69,802
Accumulated net realized gain on investment transactions	72,006
Net unrealized appreciation on investments	69,799

Net assets, July 31, 2018	$5,640,794

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2010 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($10,840 ÷ 1,011 shares of beneficial interest issued and outstanding)	$10.73

Class R2
Net asset value, offering price and redemption price per share, ($10,884 ÷ 1,013 shares of beneficial interest issued and outstanding)	$10.74

Class R3
Net asset value, offering price and redemption price per share, ($139,947 ÷ 13,019 shares of beneficial interest issued and outstanding)	$10.75

Class R4
Net asset value, offering price and redemption price per share, ($53,311 ÷ 4,956 shares of beneficial interest issued and outstanding)	$10.76

Class R5
Net asset value, offering price and redemption price per share, ($820,000 ÷ 76,180 shares of beneficial interest issued and outstanding)	$10.76

Class R6
Net asset value, offering price and redemption price per share, ($4,605,812 ÷ 427,436 shares of beneficial interest issued and outstanding)	$10.78

See Notes to Financial Statements.

64

Prudential Day One 2010 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$125,534

Expenses
Management fee	1,040
Distribution fee(a)	173
Shareholder servicing fee (including affiliated expense of $139)(a)	163
Custodian and accounting fees	83,935
Registration fees(a)	76,721
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	7,439
Transfer agent’s fees and expenses (including affiliated expense of $859)(a)	1,232
Miscellaneous	12,191

Total expenses	234,150
Less: Fee waiver and/or expense reimbursement(a)	(239,459)

Net expenses	(5,309)

Net investment income (loss)	130,843

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	8,759
Net capital gain distributions received	78,654

87,413

Net change in unrealized appreciation (depreciation) on investments	14,360

Net gain (loss) on investment transactions	101,773

Net Increase (Decrease) In Net Assets Resulting From Operations	$232,616

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	54	26	93	—	—	—
Shareholder servicing fee	11	11	93	48	—	—
Registration fees	12,627	12,627	12,627	12,627	12,627	13,586
Transfer agent’s fees and expenses	64	63	158	175	366	406
Fee waiver and/or expense reimbursement	(13,010)	(13,009)	(15,722)	(14,242)	(21,219)	(162,257)

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2010 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,843	$6,998
Net realized gain (loss) on investment transactions	8,759	(641)
Net capital gain distributions received	78,654	281
Net change in unrealized appreciation (depreciation) on investments	14,360	55,439

Net increase (decrease) in net assets resulting from operations	232,616	62,077

Dividends and Distributions
Dividends from net investment income
Class R1	(95)	—
Class R2	(122)	—
Class R3	(2,100)	—
Class R4	(623)	—
Class R5	(160)	—
Class R6	(72,357)	—

	(75,457)	—

Distributions from net realized gains
Class R1	(18)	—
Class R2	(18)	—
Class R3	(269)	—
Class R4	(74)	—
Class R5	(18)	—
Class R6	(7,235)	—

	(7,632)	—

Fund share transactions
Net proceeds from shares sold	3,019,029	4,488,653
Net asset value of shares issued in reinvestment of dividends and distributions	83,090	—
Cost of shares reacquired	(2,130,951)	(30,631)

Net increase (decrease) in net assets from Fund share transactions	971,168	4,458,022

Total increase (decrease)	1,120,695	4,520,099

Net Assets:
Beginning of period	4,520,099	—

End of period(a)	$5,640,794	$4,520,099

(a) Includes undistributed/(distributions in excess of) net investment income of:	$69,802	$7,001

*	Commencement of operations.

See Notes to Financial Statements.

66

Prudential Day One 2015 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 91.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	116,762	$1,127,918
PGIM Global Real Estate Fund (Class R6)	21,660	525,469
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	6,664	86,903
PGIM QMA Commodity Strategies Fund (Class R6)	41,946	432,043
PGIM QMA International Developed Markets Index Fund (Class R6)	41,491	519,058
PGIM QMA Large-Cap Core Equity Fund (Class R6)	67,599	1,219,493
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	14,488	175,017
PGIM QMA US Broad Market Index Fund (Class R6)	46,907	609,316
PGIM TIPS Fund (Class R6)	217,218	2,087,465
PGIM Total Return Bond Fund (Class R6)	80,259	1,130,045

TOTAL LONG-TERM INVESTMENTS (cost $7,787,440)		7,912,727

SHORT-TERM INVESTMENT 9.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $818,398)	818,398	818,398

TOTAL INVESTMENTS 100.4% (cost $8,605,838)(w)		8,731,125
Liabilities in excess of other assets (0.4)%		(32,268)

NET ASSETS 100.0%		$8,698,857

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2015 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,731,125	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

TIPS	24.0%
Large Cap	14.0
Total Return Bond	13.0
Core Bond	13.0
Short Term	9.4
Broad Market	7.0
Real Estate	6.0
Developed Markets	6.0
Commodity	5.0
Mid Cap	2.0%
Small Cap	1.0

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

68

Prudential Day One 2015 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $8,605,838)	$8,731,125
Receivable for Fund shares sold	81,160
Receivable for investments sold	25,420
Due from Manager	21,523

Total Assets	8,859,228

Liabilities
Payable for investments purchased	100,977
Custodian and accounting fees payable	28,047
Audit fee payable	20,200
Accrued expenses and other liabilities	6,575
Legal fees and expenses payable	4,367
Payable for Fund shares reacquired	103
Affiliated transfer agent fee payable	83
Affiliated shareholder servicing fee payable	11
Distribution fee payable	8

Total Liabilities	160,371

Net Assets	$8,698,857

Net assets were comprised of:
Shares of beneficial interest, at par	$798
Paid-in capital in excess of par	8,406,419

8,407,217
Undistributed net investment income	95,236
Accumulated net realized gain on investment transactions	71,117
Net unrealized appreciation on investments	125,287

Net assets, July 31, 2018	$8,698,857

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($10,962 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.86

Class R2
Net asset value, offering price and redemption price per share, ($11,007 ÷ 1,012 shares of beneficial interest issued and outstanding)	$10.88

Class R3
Net asset value, offering price and redemption price per share, ($11,033 ÷ 1,013 shares of beneficial interest issued and outstanding)	$10.89

Class R4
Net asset value, offering price and redemption price per share, ($80,606 ÷ 7,405 shares of beneficial interest issued and outstanding)	$10.88

Class R5
Net asset value, offering price and redemption price per share, ($18,202 ÷ 1,670 shares of beneficial interest issued and outstanding)	$10.90

Class R6
Net asset value, offering price and redemption price per share, ($8,567,047 ÷ 785,621 shares of beneficial interest issued and outstanding)	$10.90

See Notes to Financial Statements.

70

Prudential Day One 2015 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$164,152

Expenses
Management fee	1,370
Distribution fee(a)	91
Shareholder servicing fee (including affiliated expense of $72)(a)	98
Custodian and accounting fees	83,855
Registration fees(a)	79,051
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	7,836
Transfer agent’s fees and expenses (including affiliated expense of $461)(a)	887
Miscellaneous	12,081

Total expenses	236,525
Less: Fee waiver and/or expense reimbursement(a)	(243,544)

Net expenses	(7,019)

Net investment income (loss)	171,171

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(33,968)
Net capital gain distributions received	123,774

89,806

Net change in unrealized appreciation (depreciation) on investments	62,297

Net gain (loss) on investment transactions	152,103

Net Increase (Decrease) In Net Assets Resulting From Operations	$323,274

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	54	26	11	—	—	—
Shareholder servicing fee	11	11	11	65	—	—
Registration fees	12,627	12,627	12,627	12,627	12,627	15,916
Transfer agent’s fees and expenses	65	58	57	208	84	415
Fee waiver and/or expense reimbursement	(12,934)	(12,927)	(12,927)	(14,300)	(12,975)	(177,481)

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2015 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$171,171	$8,695
Net realized gain (loss) on investment transactions	(33,968)	1,152
Net capital gain distributions received	123,774	352
Net change in unrealized appreciation (depreciation) on investments	62,297	62,990

Net increase (decrease) in net assets resulting from operations	323,274	73,189

Dividends and Distributions
Dividends from net investment income
Class R1	(85)	—
Class R2	(113)	—
Class R3	(129)	—
Class R4	(811)	—
Class R5	(151)	—
Class R6	(94,760)	—

	(96,049)	—

Distributions from net realized gains
Class R1	(15)	—
Class R2	(15)	—
Class R3	(15)	—
Class R4	(89)	—
Class R5	(15)	—
Class R6	(8,629)	—

	(8,778)	—

Fund share transactions
Net proceeds from shares sold	7,266,121	4,846,667
Net asset value of shares issued in reinvestment of dividends and distributions	104,826	—
Cost of shares reacquired	(3,082,317)	(728,076)

Net increase (decrease) in net assets from Fund share transactions	4,288,630	4,118,591

Total increase (decrease)	4,507,077	4,191,780

Net Assets:
Beginning of period	4,191,780	—

End of period(a)	$8,698,857	$4,191,780

(a) Includes undistributed/(distributions in excess of) net investment income of:	$95,236	$8,699

*	Commencement of operations.

See Notes to Financial Statements.

72

Prudential Day One 2020 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 91.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	372,803	$3,601,277
PGIM Global Real Estate Fund (Class R6)	74,930	1,817,795
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	23,053	300,615
PGIM QMA Commodity Strategies Fund (Class R6)	145,093	1,494,460
PGIM QMA International Developed Markets Index Fund (Class R6)	167,442	2,094,703
PGIM QMA Large-Cap Core Equity Fund (Class R6)	267,249	4,821,165
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	50,120	605,445
PGIM QMA US Broad Market Index Fund (Class R6)	208,620	2,709,976
PGIM TIPS Fund (Class R6)	688,690	6,618,312
PGIM Total Return Bond Fund (Class R6)	256,254	3,608,059

TOTAL LONG-TERM INVESTMENTS (cost $27,148,328)		27,671,807

SHORT-TERM INVESTMENT 8.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,456,173)	2,456,173	2,456,173

TOTAL INVESTMENTS 100.1% (cost $29,604,501)(w)		30,127,980
Liabilities in excess of other assets (0.1)%		(36,206)

NET ASSETS 100.0%		$30,091,774

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2020 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$30,127,980	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

TIPS	22.0%
Large Cap	16.0
Total Return Bond	12.0
Core Bond	12.0
Broad Market	9.0
Short Term	8.2
Developed Markets	6.9
Real Estate	6.0
Commodity	5.0
Mid Cap	2.0%
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

74

Prudential Day One 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $29,604,501)	$30,127,980
Receivable for investments sold	89,481
Receivable for Fund shares sold	59,906
Due from Manager	23,931

Total Assets	30,301,298

Liabilities
Payable for investments purchased	147,364
Custodian and accounting fees payable	28,029
Audit fee payable	20,200
Accrued expenses and other liabilities	7,656
Shareholders’ reports payable	3,026
Affiliated transfer agent fee payable	1,910
Affiliated shareholder servicing fee payable	602
Distribution fee payable	586
Payable for Fund shares reacquired	151

Total Liabilities	209,524

Net Assets	$30,091,774

Net assets were comprised of:
Shares of beneficial interest, at par	$2,735
Paid-in capital in excess of par	29,070,631

29,073,366
Undistributed net investment income	265,589
Accumulated net realized gain on investment transactions	229,340
Net unrealized appreciation on investments	523,479

Net assets, July 31, 2018	$30,091,774

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($11,075 ÷ 1,009 shares of beneficial interest issued and outstanding)	$10.98

Class R2
Net asset value, offering price and redemption price per share, ($2,332,101 ÷ 212,130 shares of beneficial interest issued and outstanding)	$10.99

Class R3
Net asset value, offering price and redemption price per share, ($1,134,414 ÷ 103,007 shares of beneficial interest issued and outstanding)	$11.01

Class R4
Net asset value, offering price and redemption price per share, ($60,514 ÷ 5,488 shares of beneficial interest issued and outstanding)	$11.03

Class R5
Net asset value, offering price and redemption price per share, ($3,602,504 ÷ 326,686 shares of beneficial interest issued and outstanding)	$11.03

Class R6
Net asset value, offering price and redemption price per share, ($22,951,166 ÷ 2,086,873 shares of beneficial interest issued and outstanding)	$11.00

See Notes to Financial Statements.

76

Prudential Day One 2020 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$455,490

Expenses
Management fee	3,923
Distribution fee(a)	2,458
Shareholder servicing fee (including affiliated expense of $1,542)(a)	1,567
Custodian and accounting fees	84,051
Registration fees(a)	79,800
Audit fee	20,200
Legal fees and expenses	18,897
Trustees’ fees	12,213
Shareholders’ reports	8,308
Transfer agent’s fees and expenses (including affiliated expense of $4,086)(a)	4,119
Miscellaneous	12,234

Total expenses	247,770
Less: Fee waiver and/or expense reimbursement(a)	(258,219)

Net expenses	(10,449)

Net investment income (loss)	465,939

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(119,090)
Net capital gain distributions received	396,521

277,431

Net change in unrealized appreciation (depreciation) on investments	332,048

Net gain (loss) on investment transactions	609,479

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,075,418

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	54	1,731	673	—	—	—
Shareholder servicing fee	11	692	673	191	—	—
Registration fees	12,627	12,627	12,627	12,627	12,627	16,665
Transfer agent’s fees and expenses	61	931	804	469	1,401	453
Fee waiver and/or expense reimbursement	(12,775)	(17,694)	(18,329)	(14,630)	(20,866)	(173,925)

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2020 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$465,939	$23,913
Net realized gain (loss) on investment transactions	(119,090)	(1,824)
Net capital gain distributions received	396,521	398
Net change in unrealized appreciation (depreciation) on investments	332,048	191,431

Net increase (decrease) in net assets resulting from operations	1,075,418	213,918

Dividends and Distributions
Dividends from net investment income
Class R1	(86)	—
Class R2	(315)	—
Class R3	(9,100)	—
Class R4	(2,476)	—
Class R5	(152)	—
Class R6	(246,578)	—

	(258,707)	—

Distributions from net realized gains
Class R1	(8)	—
Class R2	(22)	—
Class R3	(556)	—
Class R4	(139)	—
Class R5	(8)	—
Class R6	(11,492)	—

	(12,225)	—

Fund share transactions
Net proceeds from shares sold	23,677,446	12,908,699
Net asset value of shares issued in reinvestment of dividends and distributions	270,932	—
Cost of shares reacquired	(7,248,986)	(534,721)

Net increase (decrease) in net assets from Fund share transactions	16,699,392	12,373,978

Total increase (decrease)	17,503,878	12,587,896

Net Assets:
Beginning of period	12,587,896	—

End of period(a)	$30,091,774	$12,587,896

(a) Includes undistributed/(distributions in excess of) net investment income of:	$265,589	$23,917

*	Commencement of operations.

See Notes to Financial Statements.

78

Prudential Day One 2025 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	302,788	$2,924,932
PGIM Global Real Estate Fund (Class R6)	81,142	1,968,495
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	24,964	325,533
PGIM QMA Commodity Strategies Fund (Class R6)	157,119	1,618,329
PGIM QMA International Developed Markets Index Fund (Class R6)	233,127	2,916,422
PGIM QMA Large-Cap Core Equity Fund (Class R6)	361,753	6,526,029
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	54,275	655,636
PGIM QMA US Broad Market Index Fund (Class R6)	251,016	3,260,691
PGIM TIPS Fund (Class R6)	644,123	6,190,021
PGIM Total Return Bond Fund (Class R6)	277,506	3,907,285

TOTAL LONG-TERM INVESTMENTS (cost $29,553,204)		30,293,373

SHORT-TERM INVESTMENT 7.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,336,857)	2,336,857	2,336,857

TOTAL INVESTMENTS 100.1% (cost $31,890,061)(w)		32,630,230
Liabilities in excess of other assets (0.1)%		(40,581)

NET ASSETS 100.0%		$32,589,649

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2025 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$32,630,230	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	20.0%
TIPS	19.0
Total Return Bond	12.0
Broad Market	10.0
Core Bond	9.0
Developed Markets	8.9
Short Term	7.2
Real Estate	6.0
Commodity	5.0
Mid Cap	2.0%
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

80

Prudential Day One 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $31,890,061)	$32,630,230
Receivable for investments sold	102,423
Due from Manager	23,681
Receivable for Fund shares sold	10,397

Total Assets	32,766,731

Liabilities
Payable for investments purchased	107,310
Custodian and accounting fees payable	28,026
Audit fee payable	20,200
Accrued expenses and other liabilities	4,533
Legal fees and expenses payable	4,366
Payable for Fund shares reacquired	6,275
Shareholders’ reports payable	3,116
Affiliated transfer agent fee payable	1,536
Affiliated shareholder servicing fee payable	938
Distribution fee payable	782

Total Liabilities	177,082

Net Assets	$32,589,649

Net assets were comprised of:
Shares of beneficial interest, at par	$2,909
Paid-in capital in excess of par	31,094,010

31,096,919
Undistributed net investment income	257,832
Accumulated net realized gain on investment transactions	494,729
Net unrealized appreciation on investments	740,169

Net assets, July 31, 2018	$32,589,649

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2025 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($677,827 ÷ 60,796 shares of beneficial interest issued and outstanding)	$11.15

Class R2
Net asset value, offering price and redemption price per share, ($14,437 ÷ 1,294 shares of beneficial interest issued and outstanding)	$11.16

Class R3
Net asset value, offering price and redemption price per share, ($5,871,242 ÷ 525,186 shares of beneficial interest issued and outstanding)	$11.18

Class R4
Net asset value, offering price and redemption price per share, ($108,849 ÷ 9,735 shares of beneficial interest issued and outstanding)	$11.18

Class R5
Net asset value, offering price and redemption price per share, ($37,040 ÷ 3,311 shares of beneficial interest issued and outstanding)	$11.19

Class R6
Net asset value, offering price and redemption price per share, ($25,880,254 ÷ 2,308,409 shares of beneficial interest issued and outstanding)	$11.21

See Notes to Financial Statements.

82

Prudential Day One 2025 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$565,893

Expenses
Management fee	5,156
Distribution fee(a)	7,895
Shareholder servicing fee (including affiliated expense of $5,026)(a)	5,445
Custodian and accounting fees	84,218
Registration fees(a)	77,045
Audit fee	20,200
Legal fees and expenses	18,912
Trustees’ fees	12,273
Shareholders’ reports	9,269
Transfer agent’s fees and expenses (including affiliated expense of $7,472)(a)	9,104
Miscellaneous	11,994

Total expenses	261,511
Less: Fee waiver and/or expense reimbursement(a)	(264,268)

Net expenses	(2,757)

Net investment income (loss)	568,650

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(130,872)
Net capital gain distributions received	695,392

564,520

Net change in unrealized appreciation (depreciation) on investments	522,080

Net gain (loss) on investment transactions	1,086,600

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,655,250

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	3,197	45	4,653	—	—	—
Shareholder servicing fee	640	18	4,653	134	—	—
Registration fees	12,631	12,631	12,631	12,631	12,631	13,890
Transfer agent’s fees and expenses	1,411	98	6,628	339	107	521
Fee waiver and/or expense reimbursement	(17,742)	(12,831)	(46,020)	(13,762)	(12,879)	(161,034)

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2025 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$568,650	$21,912
Net realized gain (loss) on investment transactions	(130,872)	(1,441)
Net capital gain distributions received	695,392	539
Net change in unrealized appreciation (depreciation) on investments	522,080	218,089

Net increase (decrease) in net assets resulting from operations	1,655,250	239,099

Dividends and Distributions
Dividends from net investment income
Class R1	(5,622)	—
Class R2	(333)	—
Class R3	(56,820)	—
Class R4	(1,397)	—
Class R5	(255)	—
Class R6	(330,455)	—

	(394,882)	—

Distributions from net realized gains
Class R1	(171)	—
Class R2	(8)	—
Class R3	(1,179)	—
Class R4	(27)	—
Class R5	(4)	—
Class R6	(5,354)	—

	(6,743)	—

Fund share transactions
Net proceeds from shares sold	21,103,109	17,955,468
Net asset value of shares issued in reinvestment of dividends and distributions	401,625	—
Cost of shares reacquired	(8,205,921)	(157,356)

Net increase (decrease) in net assets from Fund share transactions	13,298,813	17,798,112

Total increase (decrease)	14,552,438	18,037,211

Net Assets:
Beginning of period	18,037,211	—

End of period(a)	$32,589,649	$18,037,211

(a) Includes undistributed/(distributions in excess of) net investment income of:	$257,832	$21,918

*	Commencement of operations.

See Notes to Financial Statements.

84

Prudential Day One 2030 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	181,442	$1,752,731
PGIM Global Real Estate Fund (Class R6)	72,933	1,769,351
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	22,439	292,603
PGIM QMA Commodity Strategies Fund (Class R6)	112,981	1,163,706
PGIM QMA Emerging Markets Equity Fund (Class R6)	23,875	292,232
PGIM QMA International Developed Markets Index Fund (Class R6)	279,394	3,495,225
PGIM QMA Large-Cap Core Equity Fund (Class R6)	438,964	7,918,908
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	73,176	883,964
PGIM QMA US Broad Market Index Fund (Class R6)	338,435	4,396,265
PGIM TIPS Fund (Class R6)	335,200	3,221,276
PGIM Total Return Bond Fund (Class R6)	187,079	2,634,075

TOTAL LONG-TERM INVESTMENTS (cost $26,798,476)		27,820,336

SHORT-TERM INVESTMENT 5.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,517,987)	1,517,987	1,517,987

TOTAL INVESTMENTS 100.1% (cost $28,316,463)(w)		29,338,323
Liabilities in excess of other assets (0.1)%		(37,026)

NET ASSETS 100.0%		$29,301,297

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2030 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$29,338,323	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	27.0%
Broad Market	15.0
Developed Markets	11.9
TIPS	11.0
Total Return Bond	9.0
Real Estate	6.0
Core Bond	6.0
Short Term	5.2
Commodity	4.0
Mid Cap	3.0%
Small Cap	1.0
Emerging Markets	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

86

Prudential Day One 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $28,316,463)	$29,338,323
Receivable for investments sold	94,852
Due from Manager	23,913
Receivable for Fund shares sold	9,844

Total Assets	29,466,932

Liabilities
Payable for investments purchased	88,797
Administration fee payable	26,339
Audit fee payable	20,200
Payable for Fund shares reacquired	14,721
Accrued expenses and other liabilities	9,510
Shareholders’ reports payable	2,858
Affiliated transfer agent fee payable	1,871
Affiliated shareholder servicing fee payable	732
Distribution fee payable	607

Total Liabilities	165,635

Net Assets	$29,301,297

Net assets were comprised of:
Shares of beneficial interest, at par	$2,530
Paid-in capital in excess of par	27,740,340

27,742,870
Undistributed net investment income	151,620
Accumulated net realized gain on investment transactions	384,947
Net unrealized appreciation on investments	1,021,860

Net assets, July 31, 2018	$29,301,297

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($26,678 ÷ 2,314 shares of beneficial interest issued and outstanding)	$11.53

Class R2
Net asset value, offering price and redemption price per share, ($2,637,284 ÷ 228,303 shares of beneficial interest issued and outstanding)	$11.55

Class R3
Net asset value, offering price and redemption price per share, ($728,055 ÷ 63,013 shares of beneficial interest issued and outstanding)	$11.55

Class R4
Net asset value, offering price and redemption price per share, ($1,114,146 ÷ 96,376 shares of beneficial interest issued and outstanding)	$11.56

Class R5
Net asset value, offering price and redemption price per share, ($2,728,008 ÷ 235,815 shares of beneficial interest issued and outstanding)	$11.57

Class R6
Net asset value, offering price and redemption price per share, ($22,067,126 ÷ 1,904,405 shares of beneficial interest issued and outstanding)	$11.59

See Notes to Financial Statements.

88

Prudential Day One 2030 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$342,294

Expenses
Management fee	3,728
Distribution fee(a)	2,725
Shareholder servicing fee (including affiliated expense of $2,239)(a)	2,326
Custodian and accounting fees	83,946
Registration fees(a)	77,834
Audit fee	20,200
Legal fees and expenses	18,895
Trustees’ fees	12,213
Shareholders’ reports	8,399
Transfer agent’s fees and expenses (including affiliated expense of $4,801)(a)	4,870
Miscellaneous	11,988

Total expenses	247,124
Less: Fee waiver and/or expense reimbursement(a)	(250,040)

Net expenses	(2,916)

Net investment income (loss)	345,210

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(134,469)
Net capital gain distributions received	581,138

446,669

Net change in unrealized appreciation (depreciation) on investments	797,100

Net gain (loss) on investment transactions	1,243,769

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,588,979

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	77	2,208	440	—	—	—
Shareholder servicing fee	15	884	440	987	—	—
Registration fees	12,631	12,631	12,631	12,631	12,631	14,679
Transfer agent’s fees and expenses	71	1,156	583	1,642	1,010	408
Fee waiver and/or expense reimbursement	(12,827)	(19,111)	(16,532)	(22,378)	(19,236)	(159,956)

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2030 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$345,210	$14,926
Net realized gain (loss) on investment transactions	(134,469)	(1,364)
Net capital gain distributions received	581,138	633
Net change in unrealized appreciation (depreciation) on investments	797,100	224,760

Net increase (decrease) in net assets resulting from operations	1,588,979	238,955

Dividends and Distributions
Dividends from net investment income
Class R1	(147)	—
Class R2	(1,420)	—
Class R3	(7,053)	—
Class R4	(14,481)	—
Class R5	(2,115)	—
Class R6	(239,010)	—

	(264,226)	—

Distributions from net realized gains
Class R1	(5)	—
Class R2	(39)	—
Class R3	(175)	—
Class R4	(332)	—
Class R5	(46)	—
Class R6	(4,691)	—

	(5,288)	—

Fund share transactions
Net proceeds from shares sold	23,458,936	10,121,534
Net asset value of shares issued in reinvestment of dividends and distributions	269,515	—
Cost of shares reacquired	(6,078,246)	(28,862)

Net increase (decrease) in net assets from Fund share transactions	17,650,205	10,092,672

Total increase (decrease)	18,969,670	10,331,627

Net Assets:
Beginning of period	10,331,627	—

End of period(a)	$29,301,297	$10,331,627

(a) Includes undistributed/(distributions in excess of) net investment income of:	$151,620	$14,933

*	Commencement of operations.

See Notes to Financial Statements.

90

Prudential Day One 2035 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	110,400	$1,066,464
PGIM Global Real Estate Fund (Class R6)	44,375	1,076,534
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	32,767	427,284
PGIM QMA Commodity Strategies Fund (Class R6)	82,495	849,694
PGIM QMA Emerging Markets Equity Fund (Class R6)	69,728	853,476
PGIM QMA International Developed Markets Index Fund (Class R6)	237,999	2,977,366
PGIM QMA Large-Cap Core Equity Fund (Class R6)	332,378	5,996,109
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	71,235	860,521
PGIM QMA US Broad Market Index Fund (Class R6)	280,054	3,637,898
PGIM TIPS Fund (Class R6)	155,749	1,496,744
PGIM Total Return Bond Fund (Class R6)	121,418	1,709,570

TOTAL LONG-TERM INVESTMENTS (cost $20,153,090)		20,951,660

SHORT-TERM INVESTMENT 2.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $481,600)	481,600	481,600

TOTAL INVESTMENTS 100.2% (cost $20,634,690)(w)		21,433,260
Liabilities in excess of other assets (0.2)%		(38,848)

NET ASSETS 100.0%		$21,394,412

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2035 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$21,433,260	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	28.0%
Broad Market	17.0
Developed Markets	13.9
Total Return Bond	8.0
TIPS	7.0
Real Estate	5.0
Core Bond	5.0
Mid Cap	4.0
Emerging Markets	4.0

Commodity	4.0%
Short Term	2.3
Small Cap	2.0

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

92

Prudential Day One 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $20,634,690)	$21,433,260
Receivable for investments sold	70,278
Due from Manager	23,702
Receivable for Fund shares sold	3,118

Total Assets	21,530,358

Liabilities
Payable for investments purchased	72,775
Custodian and accounting fees payable	28,082
Audit fee payable	20,200
Legal fees and expenses	4,366
Accrued expenses and other liabilities	3,818
Shareholders’ reports payable	3,084
Affiliated transfer agent fee payable	1,454
Affiliated shareholder servicing fee payable	958
Payable for Fund shares reacquired	640
Distribution fee payable	569

Total Liabilities	135,946

Net Assets	$21,394,412

Net assets were comprised of:
Shares of beneficial interest, at par	$1,824
Paid-in capital in excess of par	20,070,116

20,071,940
Undistributed net investment income	78,487
Accumulated net realized gain on investment transactions	445,415
Net unrealized appreciation on investments	798,570

Net assets, July 31, 2018	$21,394,412

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($11,983 ÷ 1,026 shares of beneficial interest issued and outstanding)	$11.68

Class R2
Net asset value, offering price and redemption price per share, ($351,568 ÷ 30,066 shares of beneficial interest issued and outstanding)	$11.69

Class R3
Net asset value, offering price and redemption price per share, ($5,849,070 ÷ 499,322 shares of beneficial interest issued and outstanding)	$11.71

Class R4
Net asset value, offering price and redemption price per share, ($49,664 ÷ 4,237 shares of beneficial interest issued and outstanding)	$11.72

Class R5
Net asset value, offering price and redemption price per share, ($32,976 ÷ 2,813 shares of beneficial interest issued and outstanding)	$11.72

Class R6
Net asset value, offering price and redemption price per share, ($15,099,151 ÷ 1,286,671 shares of beneficial interest issued and outstanding)	$11.74

See Notes to Financial Statements.

94

Prudential Day One 2035 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$287,060

Expenses
Management fee	3,287
Distribution fee(a)	5,203
Shareholder servicing fee (including affiliated expense of $4,993)(a)	5,086
Custodian and accounting fees	83,037
Registration fees(a)	77,885
Audit fee	20,200
Legal fees and expenses	18,894
Trustees’ fees	12,200
Shareholders’ reports	9,072
Transfer agent’s fees and expenses (including affiliated expense of $7,177)(a)	9,049
Miscellaneous	11,988

Total expenses	255,901
Less: Fee waiver and/or expense reimbursement(a)	(256,089)

Net expenses	(188)

Net investment income (loss)	287,248

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(106,866)
Net capital gain distributions received	645,426

538,560

Net change in unrealized appreciation (depreciation) on investments	632,290

Net gain (loss) on investment transactions	1,170,850

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,458,098

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	60	193	4,950	—	—	—
Shareholder servicing fee	12	77	4,950	47	—	—
Registration fees	12,629	12,629	12,629	12,629	12,629	14,740
Transfer agent’s fees and expenses	87	119	8,106	173	97	467
Fee waiver and/or expense reimbursement	(12,829)	(13,439)	(66,689)	(13,249)	(12,860)	(137,023)

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2035 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$287,248	$8,975
Net realized gain (loss) on investment transactions	(106,866)	200
Net capital gain distributions received	645,426	656
Net change in unrealized appreciation (depreciation) on investments	632,290	166,280

Net increase (decrease) in net assets resulting from operations	1,458,098	176,111

Dividends and Distributions
Dividends from net investment income
Class R1	(146)	—
Class R2	(182)	—
Class R3	(77,919)	—
Class R4	(746)	—
Class R5	(214)	—
Class R6	(228,561)	—

	(307,768)	—

Distributions from net realized gains
Class R1	(3)	—
Class R2	(3)	—
Class R3	(1,161)	—
Class R4	(10)	—
Class R5	(3)	—
Class R6	(2,797)	—

	(3,977)	—

Fund share transactions
Net proceeds from shares sold	12,790,604	11,087,629
Net asset value of shares issued in reinvestment of dividends and distributions	311,745	—
Cost of shares reacquired	(3,878,913)	(239,117)

Net increase (decrease) in net assets from Fund share transactions	9,223,436	10,848,512

Total increase (decrease)	10,369,789	11,024,623

Net Assets:
Beginning of period	11,024,623	—

End of period(a)	$21,394,412	$11,024,623

(a) Includes undistributed/(distributions in excess of) net investment income of:	$78,487	$8,983

*	Commencement of operations.

See Notes to Financial Statements.

96

Prudential Day One 2040 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	84,592	$817,161
PGIM Global Real Estate Fund (Class R6)	42,502	1,031,105
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	31,385	409,255
PGIM QMA Commodity Strategies Fund (Class R6)	79,014	813,845
PGIM QMA Emerging Markets Equity Fund (Class R6)	66,786	817,465
PGIM QMA International Developed Markets Index Fund (Class R6)	244,240	3,055,444
PGIM QMA Large-Cap Core Equity Fund (Class R6)	341,093	6,153,316
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	85,287	1,030,259
PGIM QMA US Broad Market Index Fund (Class R6)	284,015	3,689,358
PGIM TIPS Fund (Class R6)	85,241	819,168
PGIM Total Return Bond Fund (Class R6)	116,293	1,637,407

TOTAL LONG-TERM INVESTMENTS (cost $19,363,614)		20,273,783

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $257,084)	257,084	257,084

TOTAL INVESTMENTS 100.2% (cost $19,620,698)(w)		20,530,867
Liabilities in excess of other assets (0.2)%		(36,893)

NET ASSETS 100.0%		$20,493,974

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2040 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$20,530,867	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	30.0%
Broad Market	18.0
Developed Markets	14.9
Total Return Bond	8.0
Real Estate	5.0
Mid Cap	5.0
TIPS	4.0
Emerging Markets	4.0
Core Bond	4.0
Commodity	4.0%
Small Cap	2.0
Short Term	1.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

98

Prudential Day One 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $19,620,698)	$20,530,867
Receivable for investments sold	68,368
Due from Manager	24,645
Receivable for Fund shares sold	20,643

Total Assets	20,644,523

Liabilities
Payable for investments purchased	77,245
Custodian and accounting fees payable	28,008
Audit fee payable	20,200
Payable for Fund shares reacquired	11,415
Legal fees and expenses payable	4,366
Accrued expenses and other liabilities	3,742
Shareholders’ reports payable	2,990
Affiliated transfer agent fee payable	2,044
Distribution fee payable	276
Affiliated shareholder servicing fee payable	263

Total Liabilities	150,549

Net Assets	$20,493,974

Net assets were comprised of:
Shares of beneficial interest, at par	$1,725
Paid-in capital in excess of par	19,274,801

19,276,526
Undistributed net investment income	60,006
Accumulated net realized gain on investment transactions	247,273
Net unrealized appreciation on investments	910,169

Net assets, July 31, 2018	$20,493,974

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2040 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($12,963 ÷ 1,096 shares of beneficial interest issued and outstanding)	$11.83

Class R2
Net asset value, offering price and redemption price per share, ($1,156,761 ÷ 97,673 shares of beneficial interest issued and outstanding)	$11.84

Class R3
Net asset value, offering price and redemption price per share, ($550,244 ÷ 46,398 shares of beneficial interest issued and outstanding)	$11.86

Class R4
Net asset value, offering price and redemption price per share, ($60,882 ÷ 5,128 shares of beneficial interest issued and outstanding)	$11.87

Class R5
Net asset value, offering price and redemption price per share, ($6,069,884 ÷ 511,093 shares of beneficial interest issued and outstanding)	$11.88

Class R6
Net asset value, offering price and redemption price per share, ($12,643,240 ÷ 1,063,354 shares of beneficial interest issued and outstanding)	$11.89

See Notes to Financial Statements.

100

Prudential Day One 2040 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$181,131

Expenses
Management fee	2,440
Distribution fee(a)	1,087
Shareholder servicing fee (including affiliated expense of $680)(a)	715
Custodian and accounting fees	83,832
Registration fees(a)	76,834
Audit fee	20,200
Legal fees and expenses	18,890
Trustees’ fees	12,180
Shareholders’ reports	8,161
Transfer agent’s fees and expenses (including affiliated expense of $4,133)(a)	4,679
Miscellaneous	11,981

Total expenses	240,999
Less: Fee waiver and/or expense reimbursement(a)	(247,766)

Net expenses	(6,767)

Net investment income (loss)	187,898

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(78,025)
Net capital gain distributions received	391,795

313,770

Net change in unrealized appreciation (depreciation) on investments	729,367

Net gain (loss) on investment transactions	1,043,137

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,231,035

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	59	747	281	—	—	—
Shareholder servicing fee	11	299	281	124	—	—
Registration fees	12,629	12,629	12,629	12,629	12,629	13,689
Transfer agent’s fees and expenses	68	559	460	326	2,812	454
Fee waiver and/or expense reimbursement	(12,859)	(15,930)	(16,491)	(14,705)	(32,938)	(154,843)

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2040 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$187,898	$7,824
Net realized gain (loss) on investment transactions	(78,025)	4,803
Net capital gain distributions received	391,795	656
Net change in unrealized appreciation (depreciation) on investments	729,367	180,802

Net increase (decrease) in net assets resulting from operations	1,231,035	194,085

Dividends and Distributions
Dividends from net investment income
Class R1	(156)	—
Class R2	(229)	—
Class R3	(4,597)	—
Class R4	(2,380)	—
Class R5	(229)	—
Class R6	(190,806)	—

	(198,397)	—

Distributions from net realized gains
Class R1	(11)	—
Class R2	(14)	—
Class R3	(258)	—
Class R4	(126)	—
Class R5	(11)	—
Class R6	(8,863)	—

	(9,283)	—

Fund share transactions
Net proceeds from shares sold	16,085,787	6,044,148
Net asset value of shares issued in reinvestment of dividends and distributions	207,681	—
Cost of shares reacquired	(2,675,851)	(385,231)

Net increase (decrease) in net assets from Fund share transactions	13,617,617	5,658,917

Total increase (decrease)	14,640,972	5,853,002

Net Assets:
Beginning of period	5,853,002	—

End of period(a)	$20,493,974	$5,853,002

(a) Includes undistributed/(distributions in excess of) net investment income of:	$60,006	$7,832

*	Commencement of operations.

See Notes to Financial Statements.

102

Prudential Day One 2045 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	42,114	$406,826
PGIM Global Real Estate Fund (Class R6)	28,213	684,446
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	31,250	407,498
PGIM QMA Commodity Strategies Fund (Class R6)	39,338	405,179
PGIM QMA Emerging Markets Equity Fund (Class R6)	55,417	678,298
PGIM QMA International Developed Markets Index Fund (Class R6)	194,554	2,433,877
PGIM QMA Large-Cap Core Equity Fund (Class R6)	226,419	4,084,592
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	67,936	820,662
PGIM QMA US Broad Market Index Fund (Class R6)	188,530	2,449,010
PGIM TIPS Fund (Class R6)	28,291	271,881
PGIM Total Return Bond Fund (Class R6)	67,546	951,047

TOTAL LONG-TERM INVESTMENTS (cost $13,012,636)		13,593,316

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $49,575)	49,575	49,575

TOTAL INVESTMENTS 100.3% (cost $13,062,211)(w)		13,642,891
Liabilities in excess of other assets (0.3)%		(38,751)

NET ASSETS 100.0%		$13,604,140

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2045 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$13,642,891	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	30.0%
Broad Market	18.0
Developed Markets	17.9
Total Return Bond	7.0
Mid Cap	6.0
Real Estate	5.0
Emerging Markets	5.0
Small Cap	3.0
Core Bond	3.0
Commodity	3.0%
TIPS	2.0
Short Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

104

Prudential Day One 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $13,062,211)	$13,642,891
Receivable for investments sold	49,947
Due from Manager	23,298
Receivable for Fund shares sold	18,350

Total Assets	13,734,486

Liabilities
Payable for investments purchased	66,451
Custodian and accounting fees payable	28,031
Audit fee payable	20,200
Legal fees and expenses payable	4,367
Accrued expenses and other liabilities	3,756
Shareholders’ reports payable	3,111
Affiliated transfer agent fee payable	1,637
Payable for Fund shares reacquired	1,270
Affiliated shareholder servicing fee payable	1,015
Distribution fee payable	508

Total Liabilities	130,346

Net Assets	$13,604,140

Net assets were comprised of:
Shares of beneficial interest, at par	$1,137
Paid-in capital in excess of par	12,703,361

12,704,498
Undistributed net investment income	24,373
Accumulated net realized gain on investment transactions	294,589
Net unrealized appreciation on investments	580,680

Net assets, July 31, 2018	$13,604,140

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2045 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($12,105 ÷ 1,016 shares of beneficial interest issued and outstanding)	$11.91

Class R2
Net asset value, offering price and redemption price per share, ($26,894 ÷ 2,253 shares of beneficial interest issued and outstanding)	$11.94

Class R3
Net asset value, offering price and redemption price per share, ($5,926,938 ÷ 496,242 shares of beneficial interest issued and outstanding)	$11.94

Class R4
Net asset value, offering price and redemption price per share, ($458,465 ÷ 38,363 shares of beneficial interest issued and outstanding)	$11.95

Class R5
Net asset value, offering price and redemption price per share, ($50,978 ÷ 4,261 shares of beneficial interest issued and outstanding)	$11.96

Class R6
Net asset value, offering price and redemption price per share, ($7,128,760 ÷ 594,689 shares of beneficial interest issued and outstanding)	$11.99

See Notes to Financial Statements.

106

Prudential Day One 2045 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$162,352

Expenses
Management fee	2,093
Distribution fee(a)	5,002
Shareholder servicing fee (including affiliated expense of $5,198)(a)	5,289
Custodian and accounting fees	83,846
Registration fees(a)	75,774
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	9,087
Transfer agent’s fees and expenses (including affiliated expense of $7,919)(a)	8,486
Miscellaneous	11,982

Total expenses	252,815
Less: Fee waiver and/or expense reimbursement(a)	(247,561)

Net expenses	5,254

Net investment income (loss)	157,098

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(61,346)
Net capital gain distributions received	429,060

367,714

Net change in unrealized appreciation (depreciation) on investments	479,078

Net gain (loss) on investment transactions	846,792

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,003,890

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	58	42	4,902	—	—	—
Shareholder servicing fee	11	17	4,901	360	—	—
Registration fees	12,629	12,629	12,629	12,629	12,629	12,629
Transfer agent’s fees and expenses	57	228	6,990	682	141	388
Fee waiver and/or expense reimbursement	(12,858)	(13,106)	(92,406)	(18,660)	(13,061)	(97,470)

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2045 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$157,098	$4,034
Net realized gain (loss) on investment transactions	(61,346)	3,410
Net capital gain distributions received	429,060	656
Net change in unrealized appreciation (depreciation) on investments	479,078	101,602

Net increase (decrease) in net assets resulting from operations	1,003,890	109,702

Dividends and Distributions
Dividends from net investment income
Class R1	(177)	—
Class R2	(257)	—
Class R3	(89,711)	—
Class R4	(7,291)	—
Class R5	(284)	—
Class R6	(108,540)	—

	(206,260)	—

Distributions from net realized gains
Class R1	(9)	—
Class R2	(11)	—
Class R3	(3,663)	—
Class R4	(281)	—
Class R5	(10)	—
Class R6	(3,724)	—

	(7,698)	—

Fund share transactions
Net proceeds from shares sold	8,107,700	7,680,944
Net asset value of shares issued in reinvestment of dividends and distributions	213,958	—
Cost of shares reacquired	(3,051,456)	(246,640)

Net increase (decrease) in net assets from Fund share transactions	5,270,202	7,434,304

Total increase (decrease)	6,060,134	7,544,006

Net Assets:
Beginning of period	7,544,006	—

End of period(a)	$13,604,140	$7,544,006

(a) Includes undistributed/(distributions in excess of) net investment income of:	$24,373	$4,042

*	Commencement of operations.

See Notes to Financial Statements.

108

Prudential Day One 2050 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	12,537	$121,112
PGIM Global Real Estate Fund (Class R6)	12,599	305,640
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	18,606	242,626
PGIM QMA Commodity Strategies Fund (Class R6)	17,567	180,935
PGIM QMA Emerging Markets Equity Fund (Class R6)	29,696	363,476
PGIM QMA International Developed Markets Index Fund (Class R6)	86,879	1,086,860
PGIM QMA Large-Cap Core Equity Fund (Class R6)	97,737	1,763,183
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	30,337	366,467
PGIM QMA US Broad Market Index Fund (Class R6)	88,866	1,154,367
PGIM TIPS Fund (Class R6)	6,317	60,703
PGIM Total Return Bond Fund (Class R6)	30,162	424,687

TOTAL LONG-TERM INVESTMENTS (cost $5,779,160)		6,070,056

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $42,748)	42,748	42,748

TOTAL INVESTMENTS 100.6% (cost $5,821,908)(w)		6,112,804
Liabilities in excess of other assets (0.6)%		(37,918)

NET ASSETS 100.0%		$6,074,886

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2050 Fund

Schedule of Investments (continued)

as of July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$6,112,804	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	29.0%
Broad Market	19.0
Developed Markets	17.9
Total Return Bond	7.0
Mid Cap	6.0
Emerging Markets	6.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0
Core Bond	2.0%
TIPS	1.0
Short Term	0.7

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

110

Prudential Day One 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $5,821,908)	$6,112,804
Due from Manager	22,492
Receivable for investments sold	22,455
Receivable for Fund shares sold	15,234

Total Assets	6,172,985

Liabilities
Payable for investments purchased	35,873
Custodian and accounting fees payable	28,043
Audit fee payable	20,200
Legal fees and expenses payable	4,367
Accrued expenses and other liabilities	3,927
Shareholders’ reports payable	2,961
Payable for Fund shares reacquired	1,647
Affiliated transfer agent fee payable	579
Affiliated shareholder servicing fee payable	219
Distribution fee payable	283

Total Liabilities	98,099

Net Assets	$6,074,886

Net assets were comprised of:
Shares of beneficial interest, at par	$507
Paid-in capital in excess of par	5,682,362

5,682,869
Undistributed net investment income	10,142
Accumulated net realized gain on investment transactions	90,979
Net unrealized appreciation on investments	290,896

Net assets, July 31, 2018	$6,074,886

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($141,755 ÷ 11,894 shares of beneficial interest issued and outstanding)	$11.92

Class R2
Net asset value, offering price and redemption price per share, ($982,177 ÷ 82,315 shares of beneficial interest issued and outstanding)	$11.93

Class R3
Net asset value, offering price and redemption price per share, ($347,077 ÷ 29,053 shares of beneficial interest issued and outstanding)	$11.95

Class R4
Net asset value, offering price and redemption price per share, ($160,141 ÷ 13,397 shares of beneficial interest issued and outstanding)	$11.95

Class R5
Net asset value, offering price and redemption price per share, ($559,993 ÷ 46,808 shares of beneficial interest issued and outstanding)	$11.96

Class R6
Net asset value, offering price and redemption price per share, ($3,883,743 ÷ 323,927 shares of beneficial interest issued and outstanding)	$11.99

See Notes to Financial Statements.

112

Prudential Day One 2050 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$53,242

Expenses
Management fee	764
Distribution fee(a)	1,480
Shareholder servicing fee (including affiliated expense of $567)(a)	681
Custodian and accounting fees	83,731
Registration fees(a)	75,774
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	8,408
Transfer agent’s fees and expenses (including affiliated expense of $1,547)(a)	2,394
Miscellaneous	11,975

Total expenses	236,463
Less: Fee waiver and/or expense reimbursement(a)	(237,888)

Net expenses	(1,425)

Net investment income (loss)	54,667

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(19,129)
Net capital gain distributions received	138,942

119,813

Net change in unrealized appreciation (depreciation) on investments	228,457

Net gain (loss) on investment transactions	348,270

Net Increase (Decrease) In Net Assets Resulting From Operations	$402,937

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	608	710	162	—	—	—
Shareholder servicing fee	122	284	162	113	—	—
Registration fees	12,629	12,629	12,629	12,629	12,629	12,629
Transfer agent’s fees and expenses	324	691	342	282	325	430
Fee waiver and/or expense reimbursement	(18,080)	(23,037)	(19,397)	(17,563)	(18,958)	(140,853)

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2050 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,667	$1,934
Net realized gain (loss) on investment transactions	(19,129)	(1,093)
Net capital gain distributions received	138,942	633
Net change in unrealized appreciation (depreciation) on investments	228,457	62,439

Net increase (decrease) in net assets resulting from operations	402,937	63,913

Dividends and Distributions
Dividends from net investment income
Class R1	(1,853)	—
Class R2	(535)	—
Class R3	(2,293)	—
Class R4	(1,851)	—
Class R5	(250)	—
Class R6	(64,187)	—

	(70,969)	—

Distributions from net realized gains
Class R1	(147)	—
Class R2	(36)	—
Class R3	(145)	—
Class R4	(111)	—
Class R5	(14)	—
Class R6	(3,419)	—

	(3,872)	—

Fund share transactions
Net proceeds from shares sold	5,470,653	2,232,116
Net asset value of shares issued in reinvestment of dividends and distributions	74,841	—
Cost of shares reacquired	(2,023,608)	(71,125)

Net increase (decrease) in net assets from Fund share transactions	3,521,886	2,160,991

Total increase (decrease)	3,849,982	2,224,904

Net Assets:
Beginning of period	2,224,904	—

End of period(a)	$6,074,886	$2,224,904

(a) Includes undistributed/(distributions in excess of) net investment income of:	$10,142	$1,942

*	Commencement of operations.

See Notes to Financial Statements.

114

Prudential Day One 2055 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	11,832	$287,045
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	17,475	227,866
PGIM QMA Commodity Strategies Fund (Class R6)	16,498	169,933
PGIM QMA Emerging Markets Equity Fund (Class R6)	32,538	398,269
PGIM QMA International Developed Markets Index Fund (Class R6)	90,662	1,134,183
PGIM QMA Large-Cap Core Equity Fund (Class R6)	91,793	1,655,949
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	33,240	401,537
PGIM QMA US Broad Market Index Fund (Class R6)	83,461	1,084,160
PGIM Total Return Bond Fund (Class R6)	24,282	341,887

TOTAL LONG-TERM INVESTMENTS (cost $5,432,797)		5,700,829

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $42,782)	42,782	42,782

TOTAL INVESTMENTS 100.7% (cost $5,475,579)(w)		5,743,611
Liabilities in excess of other assets (0.7)%		(38,247)

NET ASSETS 100.0%		$5,705,364

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,743,611	$—	$—

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2055 Fund

Schedule of Investments (continued)

as of July 31, 2018

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	29.0%
Developed Markets	19.9
Broad Market	19.0
Mid Cap	7.0
Emerging Markets	7.0
Total Return Bond	6.0
Real Estate	5.0
Small Cap	4.0
Commodity	3.0%
Short Term	0.8

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

116

Prudential Day One 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $5,475,579)	$5,743,611
Receivable for investments sold	23,969
Due from Manager	22,438
Receivable for Fund shares sold	16,034

Total Assets	5,806,052

Liabilities
Payable for investments purchased	38,242
Custodian and accounting fees payable	28,036
Audit fee payable	20,200
Legal fees and expenses payable	4,367
Accrued expenses and other liabilities	3,752
Shareholders’ reports payable	3,041
Payable for Fund shares reacquired	1,546
Affiliated transfer agent fee payable	797
Affiliated shareholder servicing fee payable	461
Distribution fee payable	246

Total Liabilities	100,688

Net Assets	$5,705,364

Net assets were comprised of:
Shares of beneficial interest, at par	$470
Paid-in capital in excess of par	5,305,284

5,305,754
Undistributed net investment income	4,611
Accumulated net realized gain on investment transactions	126,967
Net unrealized appreciation on investments	268,032

Net assets, July 31, 2018	$5,705,364

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($15,052 ÷ 1,244 shares of beneficial interest issued and outstanding)	$12.10

Class R2
Net asset value, offering price and redemption price per share, ($35,792 ÷ 2,953 shares of beneficial interest issued and outstanding)	$12.12

Class R3
Net asset value, offering price and redemption price per share, ($2,790,611 ÷ 230,079 shares of beneficial interest issued and outstanding)	$12.13

Class R4
Net asset value, offering price and redemption price per share, ($65,967 ÷ 5,433 shares of beneficial interest issued and outstanding)	$12.14

Class R5
Net asset value, offering price and redemption price per share, ($20,571 ÷ 1,693 shares of beneficial interest issued and outstanding)	$12.15

Class R6
Net asset value, offering price and redemption price per share, ($2,777,371 ÷ 228,465 shares of beneficial interest issued and outstanding)	$12.16

See Notes to Financial Statements.

118

Prudential Day One 2055 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$68,227

Expenses
Management fee	923
Distribution fee(a)	2,441
Shareholder servicing fee (including affiliated expense of $2,378)(a)	2,414
Custodian and accounting fees	83,782
Registration fees(a)	75,774
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	8,889
Transfer agent’s fees and expenses (including affiliated expense of $3,903)(a)	4,443
Miscellaneous	11,977

Total expenses	241,899
Less: Fee waiver and/or expense reimbursement(a)	(239,677)

Net expenses	2,222

Net investment income (loss)	66,005

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(41,560)
Net capital gain distributions received	204,550

162,990

Net change in unrealized appreciation (depreciation) on investments	229,773

Net gain (loss) on investment transactions	392,763

Net Increase (Decrease) In Net Assets Resulting From Operations	$458,768

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	59	59	2,323	—	—	—
Shareholder servicing fee	11	24	2,323	56	—	—
Registration fees	12,629	12,629	12,629	12,629	12,629	12,629
Transfer agent’s fees and expenses	66	250	3,403	182	115	427
Fee waiver and/or expense reimbursement	(13,099)	(13,678)	(94,834)	(14,705)	(13,214)	(90,147)

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2055 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,005	$1,189
Net realized gain (loss) on investment transactions	(41,560)	(1,137)
Net capital gain distributions received	204,550	656
Net change in unrealized appreciation (depreciation) on investments	229,773	38,259

Net increase (decrease) in net assets resulting from operations	458,768	38,967

Dividends from net investment income
Class R1	(193)	—
Class R2	(361)	—
Class R3	(44,776)	—
Class R4	(1,142)	—
Class R5	(278)	—
Class R6	(51,383)	—

	(98,133)	—

Fund share transactions
Net proceeds from shares sold	3,478,096	2,797,316
Net asset value of shares issued in reinvestment of dividends	98,133	—
Cost of shares reacquired	(1,061,383)	(6,400)

Net increase (decrease) in net assets from Fund share transactions	2,514,846	2,790,916

Total increase (decrease)	2,875,481	2,829,883

Net Assets:
Beginning of period	2,829,883	—

End of period(a)	$5,705,364	$2,829,883

(a) Includes undistributed/(distributions in excess of) net investment income of:	$4,611	$1,197

*	Commencement of operations.

See Notes to Financial Statements.

120

Prudential Day One 2060 Fund

Schedule of Investments

as of July 31, 2018

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	1,471	$35,676
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,172	28,317
PGIM QMA Commodity Strategies Fund (Class R6)	2,050	21,116
PGIM QMA Emerging Markets Equity Fund (Class R6)	4,621	56,563
PGIM QMA International Developed Markets Index Fund (Class R6)	11,829	147,982
PGIM QMA Large-Cap Core Equity Fund (Class R6)	11,801	212,892
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	4,131	49,906
PGIM QMA US Broad Market Index Fund (Class R6)	10,372	134,734
PGIM Total Return Bond Fund (Class R6)	1,509	21,243

TOTAL LONG-TERM INVESTMENTS (cost $676,714)		708,429

SHORT-TERM INVESTMENT 5.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $38,549)	38,549	38,549

TOTAL INVESTMENTS 105.4% (cost $715,263)(w)		746,978
Liabilities in excess of other assets (5.4)%		(37,973)

NET ASSETS 100.0%		$709,005

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$746,978	$—	$—

See Notes to Financial Statements.

Prudential Day One Funds	121

Prudential Day One 2060 Fund

Schedule of Investments (continued)

as of July 31, 2018

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows (unaudited):

Large Cap	30.0%
Developed Markets	20.9
Broad Market	19.0
Emerging Markets	8.0
Mid Cap	7.0
Short Term	5.5
Real Estate	5.0
Small Cap	4.0
Total Return Bond	3.0%
Commodity	3.0

105.4
Liabilities in excess of other assets	(5.4)

100.0%

See Notes to Financial Statements.

122

Prudential Day One 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2018

Assets
Affiliated investments (cost $715,263)	$746,978
Due from Manager	21,368
Receivable for investments sold	14,133
Receivable for Fund shares sold	11,506

Total Assets	793,985

Liabilities
Custodian and accounting fees payable	28,046
Payable for Fund shares reacquired	22,601
Audit fee payable	20,200
Legal fees and expenses payable	4,367
Accrued expenses and other liabilities	3,821
Payable for investments purchased	3,057
Shareholders’ reports payable	2,678
Affiliated transfer agent fee payable	147
Distribution fee payable	33
Affiliated shareholder servicing fee payable	30

Total Liabilities	84,980

Net Assets	$709,005

Net assets were comprised of:
Shares of beneficial interest, at par	$59
Paid-in capital in excess of par	666,276

666,335
Undistributed net investment income	267
Accumulated net realized gain on investment transactions	10,688
Net unrealized appreciation on investments	31,715

Net assets, July 31, 2018	$709,005

See Notes to Financial Statements.

Prudential Day One Funds	123

Prudential Day One 2060 Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2018

Class R1
Net asset value, offering price and redemption price per share, ($12,258 ÷ 1,017 shares of beneficial interest issued and outstanding)	$12.06

Class R2
Net asset value, offering price and redemption price per share, ($93,985 ÷ 7,782 shares of beneficial interest issued and outstanding)	$12.08

Class R3
Net asset value, offering price and redemption price per share, ($121,036 ÷ 10,009 shares of beneficial interest issued and outstanding)	$12.09

Class R4
Net asset value, offering price and redemption price per share, ($13,227 ÷ 1,093 shares of beneficial interest issued and outstanding)	$12.10

Class R5
Net asset value, offering price and redemption price per share, ($16,485 ÷ 1,361 shares of beneficial interest issued and outstanding)	$12.11

Class R6
Net asset value, offering price and redemption price per share, ($452,014 ÷ 37,324 shares of beneficial interest issued and outstanding)	$12.11

See Notes to Financial Statements.

124

Prudential Day One 2060 Fund

Statement of Operations

Year Ended July 31, 2018

Net Investment Income (Loss)
Affiliated dividend income	$6,380

Expenses
Management fee	82
Distribution fee(a)	211
Shareholder servicing fee (including affiliated expense of $103)(a)	131
Custodian and accounting fees	83,766
Registration fees(a)	75,774
Audit fee	20,200
Legal fees and expenses	18,889
Trustees’ fees	12,167
Shareholders’ reports	7,432
Commitment fee on syndicated credit agreement	1,601
Transfer agent’s fees and expenses (including affiliated expense of $628)(a)	1,184
Miscellaneous	10,659

Total expenses	232,096
Less: Fee waiver and/or expense reimbursement(a)	(232,089)

Net expenses	7

Net investment income (loss)	6,373

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(5,808)
Net capital gain distributions received	20,098

14,290

Net change in unrealized appreciation (depreciation) on investments	24,350

Net gain (loss) on investment transactions	38,640

Net Increase (Decrease) In Net Assets Resulting From Operations	$45,013

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	59	72	80	—	—	—
Shareholder servicing fee	11	29	80	11	—	—
Registration fees	12,629	12,629	12,629	12,629	12,629	12,629
Transfer agent’s fees and expenses	78	169	246	117	110	464
Fee waiver and/or expense reimbursement	(17,596)	(23,051)	(42,745)	(17,732)	(17,955)	(113,010)

See Notes to Financial Statements.

Prudential Day One Funds	125

Prudential Day One 2060 Fund

Statements of Changes in Net Assets

	Year Ended July 31, 2018	December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,373	$282
Net realized gain (loss) on investment transactions	(5,808)	(791)
Net capital gain distributions received	20,098	680
Net change in unrealized appreciation (depreciation) on investments	24,350	7,365

Net increase (decrease) in net assets resulting from operations	45,013	7,536

Dividends from net investment income
Class R1	(195)	—
Class R2	(253)	—
Class R3	(1,462)	—
Class R4	(252)	—
Class R5	(264)	—
Class R6	(7,478)	—

	(9,904)	—

Fund share transactions
Net proceeds from shares sold	940,521	107,447
Net asset value of shares issued in reinvestment of dividends	9,904	—
Cost of shares reacquired	(383,454)	(8,058)

Net increase (decrease) in net assets from Fund share transactions	566,971	99,389

Total increase (decrease)	602,080	106,925

Net Assets:
Beginning of period	106,925	—

End of period(a)	$709,005	$106,925

(a) Includes undistributed/(distributions in excess of) net investment income of:	$267	$307

*	Commencement of operations.

See Notes to Financial Statements.

126

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust was established as a Delaware business trust on July 8, 1999. The Trust currently consists of fifteen funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund.

These financial statements relate only to the Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund and Prudential Day One 2060 Fund (collectively referred to as the “Day One Funds”).

The investment objective of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an “underlying fund”). Each of the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the

Prudential Day One Funds	127

Notes to Financial Statements (continued)

Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Fund shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

128

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fee, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the

Prudential Day One Funds	129

Notes to Financial Statements (continued)

Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.02% of each Day One Fund’s average daily net assets.

PGIM Investments has contractually agreed, through November 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4,

130

Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Trust’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended July 31, 2018 no such transactions were entered into by the Day One Funds.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

Prudential Day One Funds	131

Notes to Financial Statements (continued)

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2018, were as follows:

	Cost of Purchases	Proceeds from Sales
Day One Income	$4,299,052	$897,670
Day One 2010	3,481,306	2,483,597
Day One 2015	7,547,252	3,474,485
Day One 2020	23,277,132	7,390,142
Day One 2025	21,985,819	8,844,893
Day One 2030	23,764,792	6,414,341
Day One 2035	14,166,182	4,535,428
Day One 2040	17,058,422	3,225,828
Day One 2045	9,051,598	3,413,989
Day One 2050	5,753,117	2,115,514
Day One 2055	4,009,837	1,324,844
Day One 2060	950,013	366,964

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2018, is presented as follows:

Prudential Day One Income Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$285,435	$649,969	$100,725	$(20,263)	$(2,508)	$811,908	84,048	$14,134	$—
PGIM Core Ultra Short Bond Fund	218,779	671,869	267,300	—	—	623,348	623,348	7,212	—
PGIM Global Real Estate Fund (Class R6)	101,918	300,602	55,890	6,957	(2,320)	351,267	14,479	8,535	3,059
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	20,340	45,877	14,727	6,562	37	58,089	4,455	5	610

132

Prudential Day One Income Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA Commodity Strategies Fund (Class R6)	$101,774	$239,824	$52,195	$(48)	$(580)	$288,775	28,036	$2,596	$—
PGIM QMA International Developed Markets Index Fund (Class R6)	102,045	242,482	60,895	5,956	(473)	289,115	23,111	3,242	1,121
PGIM QMA Large-Cap Core Equity Fund (Class R6)	244,363	589,944	212,861	27,367	(8,326)	640,487	35,504	5,480	54,349
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	20,357	47,634	13,004	3,647	(137)	58,497	4,843	217	783
PGIM QMA US Broad Market Index Fund (Class R6)	122,143	280,421	88,636	34,916	263	349,107	26,875	2,404	788
PGIM TIPS Fund (Class R6)	529,468	1,205,231	189,239	(30,578)	(3,303)	1,511,579	157,292	39,832	—
PGIM Total Return Bond Fund (Class R6)	305,886	697,068	109,498	(19,758)	(2,143)	871,555	61,900	19,913	—

	$2,052,508	$4,970,921	$1,164,970	$14,758	$(19,490)	$5,853,727		$103,570	$60,710

Prudential Day One 2010 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$632,932	$578,749	$337,618	$(25,553)	$(4,517)	$843,993	87,370	$18,542	$—
PGIM Core Ultra Short Bond Fund	418,993	567,689	437,549	—	—	549,133	549,133	7,915	—
PGIM Global Real Estate Fund (Class R6)	225,843	256,607	143,770	4,676	(2,556)	340,800	14,048	10,106	3,959

Prudential Day One Funds	133

Notes to Financial Statements (continued)

Prudential Day One 2010 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	$45,070	$35,399	$32,283	$7,325	$847	$56,358	4,322	$7	$778
PGIM QMA Commodity Strategies Fund (Class R6)	225,521	185,906	135,913	3,019	1,637	280,170	27,201	3,316	—
PGIM QMA International Developed Markets Index Fund (Class R6)	226,129	190,517	147,449	8,696	2,607	280,500	22,422	4,089	1,414
PGIM QMA Large-Cap Core Equity Fund (Class R6)	541,487	501,942	398,375	25,864	6,976	677,894	37,577	6,990	69,332
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	90,218	52,637	93,311	3,861	3,349	56,754	4,698	552	1,997
PGIM QMA US Broad Market Index Fund (Class R6)	315,767	229,428	255,347	39,583	9,274	338,705	26,074	3,580	1,174
PGIM TIPS Fund (Class R6)	1,128,731	903,974	586,324	(31,225)	(4,978)	1,410,178	146,741	45,192	—
PGIM Total Return Bond Fund (Class R6)	678,427	546,147	353,207	(21,886)	(3,880)	845,601	60,057	25,245	—

	$4,529,118	$4,048,995	$2,921,146	$14,360	$8,759	$5,680,086		$125,534	$78,654

134

Prudential Day One 2015 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$503,161	$1,068,800	$411,391	$(28,538)	$(4,114)	$1,127,918	116,762	$21,340	$—
PGIM Core Ultra Short Bond Fund	382,917	1,097,772	662,291	—	—	818,398	818,398	10,595	—
PGIM Global Real Estate Fund (Class R6)	209,440	505,321	193,404	8,485	(4,373)	525,469	21,660	13,853	5,318
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	41,798	78,462	42,853	9,803	(307)	86,903	6,664	9	1,060
PGIM QMA Commodity Strategies Fund (Class R6)	209,145	408,275	187,375	2,325	(327)	432,043	41,946	4,464	—
PGIM QMA International Developed Markets Index Fund (Class R6)	293,581	532,167	319,110	14,075	(1,655)	519,058	41,491	7,888	2,728
PGIM QMA Large-Cap Core Equity Fund (Class R6)	585,861	1,219,143	616,000	44,942	(14,453)	1,219,493	67,599	11,103	110,122
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	83,668	161,350	79,386	10,577	(1,192)	175,017	14,488	752	2,721
PGIM QMA US Broad Market Index Fund (Class R6)	334,673	595,008	386,858	66,628	(135)	609,316	46,907	5,569	1,825
PGIM TIPS Fund (Class R6)	1,004,967	1,930,455	802,857	(40,939)	(4,161)	2,087,465	217,218	59,639	—
PGIM Total Return Bond Fund (Class R6)	545,337	1,048,271	435,251	(25,061)	(3,251)	1,130,045	80,259	28,940	—

	$4,194,548	$8,645,024	$4,136,776	$62,297	$(33,968)	$8,731,125		$164,152	$123,774

Prudential Day One Funds	135

Notes to Financial Statements (continued)

Prudential Day One 2020 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$1,385,113	$3,066,327	$761,910	$(78,192)	$(10,061)	$3,601,277	372,803	$56,873	$—
PGIM Core Ultra Short Bond Fund	1,015,961	3,359,919	1,919,707	—	—	2,456,173	2,456,173	27,403	—
PGIM Global Real Estate Fund (Class R6)	628,977	1,566,005	402,035	36,087	(11,239)	1,817,795	74,930	41,066	14,343
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	125,521	237,996	92,499	29,873	(276)	300,615	23,053	25	2,834
PGIM QMA Commodity Strategies Fund (Class R6)	628,081	1,257,746	386,802	190	(4,755)	1,494,460	145,093	11,574	—
PGIM QMA International Developed Markets Index Fund (Class R6)	1,007,635	1,814,286	768,555	46,310	(4,973)	2,094,703	167,442	24,174	8,360
PGIM QMA Large-Cap Core Equity Fund (Class R6)	2,136,415	4,260,326	1,716,525	200,678	(59,729)	4,821,165	267,249	36,114	358,189

136

Prudential Day One 2020 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	$251,261	$487,360	$163,936	$32,577	$(1,817)	$605,445	50,120	$2,018	$7,293
PGIM QMA US Broad Market Index Fund (Class R6)	1,130,686	2,146,056	815,925	250,880	(1,721)	2,709,976	208,620	16,785	5,502
PGIM TIPS Fund (Class R6)	2,766,461	5,460,845	1,477,260	(116,339)	(15,395)	6,618,312	688,690	162,568	—
PGIM Total Return Bond Fund (Class R6)	1,511,709	2,980,185	804,695	(70,016)	(9,124)	3,608,059	256,254	76,890	—

	$12,587,820	$26,637,051	$9,309,849	$332,048	$(119,090)	$30,127,980		$455,490	$396,521

Prudential Day One 2025 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$1,443,307	$2,187,718	$616,930	$(76,880)	$(12,283)	$2,924,932	302,788	$55,181	$—
PGIM Core Ultra Short Bond Fund	1,272,401	3,797,508	2,733,052	—	—	2,336,857	2,336,857	30,863	—
PGIM Global Real Estate Fund (Class R6)	901,454	1,525,379	470,134	24,542	(12,746)	1,968,495	81,142	52,366	20,333

Prudential Day One Funds	137

Notes to Financial Statements (continued)

Prudential Day One 2025 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	$179,899	$207,898	$100,887	$38,643	$(20)	$325,533	24,964	$36	$4,054
PGIM QMA Commodity Strategies Fund (Class R6)	900,175	1,138,085	428,529	14,640	(6,042)	1,618,329	157,119	17,098	—
PGIM QMA International Developed Markets Index Fund (Class R6)	1,624,657	1,990,353	767,728	72,730	(3,590)	2,916,422	233,127	38,765	13,406
PGIM QMA Large-Cap Core Equity Fund (Class R6)	3,782,386	4,830,513	2,254,702	238,237	(70,405)	6,526,029	361,753	63,673	631,531
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	540,165	535,389	471,223	47,980	3,325	655,636	54,275	4,315	15,601
PGIM QMA US Broad Market Index Fund (Class R6)	2,160,681	2,249,173	1,529,430	375,084	5,183	3,260,691	251,016	31,936	10,467

138

Prudential Day One 2025 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM TIPS Fund (Class R6)	$3,243,276	$4,455,742	$1,366,399	$(122,757)	$(19,841)	$6,190,021	644,123	$174,212	$—
PGIM Total Return Bond Fund (Class R6)	1,985,239	2,865,569	838,931	(90,139)	(14,453)	3,907,285	277,506	97,448	—

	$18,033,640	$25,783,327	$11,577,945	$522,080	$(130,872)	$32,630,230		$565,893	$695,392

Prudential Day One 2030 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$620,181	$1,543,591	$369,366	$(34,548)	$(7,127)	$1,752,731	181,442	$27,746	$—
PGIM Core Ultra Short Bond Fund	524,228	2,741,945	1,748,186	—	—	1,517,987	1,517,987	16,583	—
PGIM Global Real Estate Fund (Class R6)	516,314	1,565,541	343,597	39,379	(8,286)	1,769,351	72,933	39,171	12,990
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	103,038	233,662	73,214	29,223	(106)	292,603	22,439	23	2,558
PGIM QMA Commodity Strategies Fund (Class R6)	412,465	1,004,001	247,225	(103)	(5,432)	1,163,706	112,981	8,629	—

Prudential Day One Funds	139

Notes to Financial Statements (continued)

Prudential Day One 2030 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA Emerging Markets Equity Fund (Class R6)	$103,305	$268,680	$66,645	$(11,641)	$(1,467)	$292,232	23,875	$1,928	$7,830
PGIM QMA International Developed Markets Index Fund (Class R6)	1,344,106	2,953,984	863,564	69,735	(9,036)	3,495,225	279,394	35,141	12,153
PGIM QMA Large-Cap Core Equity Fund (Class R6)	2,888,518	6,810,354	2,058,444	355,535	(77,055)	7,918,908	438,964	53,250	528,154
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	309,384	711,160	183,654	48,898	(1,824)	883,964	73,176	2,708	9,793
PGIM QMA US Broad Market Index Fund (Class R6)	1,443,804	3,517,875	961,603	401,115	(4,926)	4,396,265	338,435	23,372	7,660

140

Prudential Day One 2030 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM TIPS Fund (Class R6)	$1,135,455	$2,835,392	$686,005	$(53,711)	$(9,855)	$3,221,276	335,200	$78,964	$—
PGIM Total Return Bond Fund (Class R6)	930,684	2,320,552	561,024	(46,782)	(9,355)	2,634,075	187,079	54,779	—

	$10,331,482	$26,506,737	$8,162,527	$797,100	$(134,469)	$29,338,323		$342,294	$581,138

Prudential Day One 2035 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$551,343	$789,683	$243,019	$(26,540)	$(5,003)	$1,066,464	110,400	$20,158	$—
PGIM Core Ultra Short Bond Fund	233,602	1,345,231	1,097,233	—	—	481,600	481,600	5,884	—
PGIM Global Real Estate Fund (Class R6)	551,032	727,790	206,860	11,997	(7,425)	1,076,534	44,375	31,314	13,382
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	219,935	258,854	98,752	48,328	(1,081)	427,284	32,767	48	5,353
PGIM QMA Commodity Strategies Fund (Class R6)	440,203	577,925	168,344	4,078	(4,168)	849,694	82,495	9,014	—
PGIM QMA Emerging Markets Equity Fund (Class R6)	441,000	634,146	189,454	(29,227)	(2,989)	853,476	69,728	7,935	32,230

Prudential Day One Funds	141

Notes to Financial Statements (continued)

Prudential Day One 2035 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA International Developed Markets Index Fund (Class R6)	$1,434,477	$1,972,407	$487,893	$62,138	$(3,763)	$2,977,366	237,999	$36,854	$12,745
PGIM QMA Large-Cap Core Equity Fund (Class R6)	3,082,758	4,108,853	1,322,149	193,839	(67,192)	5,996,109	332,378	56,213	557,540
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	440,251	531,519	159,290	50,643	(2,602)	860,521	71,235	3,810	13,778
PGIM QMA US Broad Market Index Fund (Class R6)	1,981,149	2,200,791	925,661	382,100	(481)	3,637,898	280,054	31,725	10,398
PGIM TIPS Fund (Class R6)	770,912	1,100,943	341,458	(28,254)	(5,399)	1,496,744	155,749	41,660	—
PGIM Total Return Bond Fund (Class R6)	882,423	1,263,270	392,548	(36,812)	(6,763)	1,709,570	121,418	42,445	—

	$11,029,085	$15,511,412	$5,632,661	$632,290	$(106,866)	$21,433,260		$287,060	$645,426

Prudential Day One 2040 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$234,270	$732,989	$132,087	$(14,800)	$(3,211)	$817,161	84,592	$12,108	$—

142

Prudential Day One 2040 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund	$73,398	$1,054,433	$870,747	$—	$—	$257,084	257,084	$2,473	$—
PGIM Global Real Estate Fund (Class R6)	292,522	861,956	145,566	27,440	(5,247)	1,031,105	42,502	23,742	7,969
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	175,133	367,974	177,981	42,053	2,076	409,255	31,385	43	4,762
PGIM QMA Commodity Strategies Fund (Class R6)	233,687	703,227	118,052	(3,003)	(2,014)	813,845	79,014	5,344	—
PGIM QMA Emerging Markets Equity Fund (Class R6)	292,641	790,643	224,238	(35,445)	(6,136)	817,465	66,786	5,909	24,002
PGIM QMA International Developed Markets Index Fund (Class R6)	878,666	2,493,353	366,847	53,520	(3,248)	3,055,444	244,240	25,321	8,757
PGIM QMA Large-Cap Core Equity Fund (Class R6)	1,636,524	5,156,824	896,060	304,950	(48,922)	6,153,316	341,093	33,257	329,633
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	292,142	818,893	134,215	54,881	(1,442)	1,030,259	85,287	2,816	10,182
PGIM QMA US Broad Market Index Fund (Class R6)	1,110,150	2,873,682	634,148	340,870	(1,196)	3,689,358	284,015	19,801	6,490

Prudential Day One Funds	143

Notes to Financial Statements (continued)

Prudential Day One 2040 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM TIPS Fund (Class R6)	$233,945	$735,265	$134,187	$(13,202)	$(2,653)	$819,168	85,241	$19,337	$—
PGIM Total Return Bond Fund (Class R6)	410,167	1,523,616	262,447	(27,897)	(6,032)	1,637,407	116,293	30,980	—

	$5,863,245	$18,112,855	$4,096,575	$729,367	$(78,025)	$20,530,867		$181,131	$391,795

Prudential Day One 2045 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$226,331	$302,551	$109,932	$(10,620)	$(1,504)	$406,826	42,114	$7,691	$—
PGIM Core Ultra Short Bond Fund	20,039	792,796	763,260	—	—	49,575	49,575	329	—
PGIM Global Real Estate Fund (Class R6)	377,059	478,264	173,493	7,158	(4,542)	684,446	28,213	19,742	8,360
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	225,746	252,368	115,240	46,853	(2,229)	407,498	31,250	45	5,022
PGIM QMA Commodity Strategies Fund (Class R6)	301,222	323,274	224,182	4,168	697	405,179	39,338	5,637	—
PGIM QMA Emerging Markets Equity Fund (Class R6)	377,207	494,270	168,682	(23,540)	(957)	678,298	55,417	6,195	25,163

144

Prudential Day One 2045 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM QMA International Developed Markets Index Fund (Class R6)	$1,359,111	$1,549,671	$527,394	$56,941	$(4,452)	$2,433,877	194,554	$31,867	$11,021
PGIM QMA Large-Cap Core Equity Fund (Class R6)	2,184,808	2,793,970	983,476	125,177	(35,887)	4,084,592	226,419	36,309	360,124
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	451,883	514,700	190,798	49,012	(4,135)	820,662	67,936	3,564	12,887
PGIM QMA US Broad Market Index Fund (Class R6)	1,355,661	1,435,517	587,956	250,622	(4,834)	2,449,010	188,530	19,780	6,483
PGIM TIPS Fund (Class R6)	150,703	200,949	73,728	(5,345)	(698)	271,881	28,291	7,561	—
PGIM Total Return Bond Fund (Class R6)	528,244	706,064	259,108	(21,348)	(2,805)	951,047	67,546	23,632	—

	$7,558,014	$9,844,394	$4,177,249	$479,078	$(61,346)	$13,642,891		$162,352	$429,060

Prudential Day One 2050 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Conservative Bond Fund (Class R6)	$44,522	$121,892	$42,437	$(2,344)	$(521)	$121,112	12,537	$1,884	$—
PGIM Core Ultra Short Bond Fund	14,698	1,341,776	1,313,726	—	—	42,748	42,748	268	—
PGIM Global Real Estate Fund (Class R6)	111,200	295,037	105,687	6,852	(1,762)	305,640	12,599	7,355	2,673

Prudential Day One Funds	145

Notes to Financial Statements (continued)

Prudential Day One 2050 Fund (cont’d.):

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	$66,576	$230,902	$77,023	$22,163	$8	$242,626	18,606	$14	$1,597
PGIM QMA Commodity Strategies Fund (Class R6)	88,834	200,319	108,071	(13)	(134)	180,935	17,567	1,806	—
PGIM QMA Emerging Markets Equity Fund (Class R6)	133,494	367,180	120,872	(14,707)	(1,619)	363,476	29,696	2,377	9,653
PGIM QMA International Developed Markets Index Fund (Class R6)	400,822	1,011,474	344,001	19,721	(1,156)	1,086,860	86,879	10,189	3,524
PGIM QMA Large-Cap Core Equity Fund (Class R6)	644,330	1,662,024	607,860	76,589	(11,900)	1,763,183	97,737	11,569	114,536
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	155,478	354,659	164,643	21,133	(160)	366,467	30,337	1,322	4,781
PGIM QMA US Broad Market Index Fund (Class R6)	422,015	1,012,217	387,278	107,562	(149)	1,154,367	88,866	6,645	2,178
PGIM TIPS Fund (Class R6)	22,231	61,040	21,382	(1,014)	(172)	60,703	6,317	1,462	—
PGIM Total Return Bond Fund (Class R6)	133,623	436,373	136,260	(7,485)	(1,564)	424,687	30,162	8,351	—

	$2,237,823	$7,094,893	$3,429,240	$228,457	$(19,129)	$6,112,804		$53,242	$138,942

146

Prudential Day One 2055 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund	$14,774	$164,347	$136,339	$—	$—	$42,782	42,782	$231	$—
PGIM Global Real Estate Fund (Class R6)	141,450	208,534	63,649	3,436	(2,726)	287,045	11,832	8,810	3,804
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	84,687	172,497	53,539	24,225	(4)	227,866	17,475	20	2,280
PGIM QMA Commodity Strategies Fund (Class R6)	113,000	138,137	83,771	2,022	545	169,933	16,498	2,558	—
PGIM QMA Emerging Markets Equity Fund (Class R6)	169,806	325,047	78,796	(15,041)	(2,747)	398,269	32,538	3,383	13,741
PGIM QMA International Developed Markets Index Fund (Class R6)	538,181	769,483	194,065	25,738	(5,154)	1,134,183	90,662	15,350	5,309
PGIM QMA Large-Cap Core Equity Fund (Class R6)	847,872	1,172,478	391,184	52,782	(25,999)	1,655,949	91,793	17,076	169,155
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	197,773	257,480	76,700	24,546	(1,562)	401,537	33,240	1,888	6,826
PGIM QMA US Broad Market Index Fund (Class R6)	593,324	678,302	305,266	119,934	(2,134)	1,084,160	83,461	10,480	3,435
PGIM Total Return Bond Fund (Class R6)	141,530	287,879	77,874	(7,869)	(1,779)	341,887	24,282	8,431	—

	$2,842,397	$4,174,184	$1,461,183	$229,773	$(41,560)	$5,743,611		$68,227	$204,550

Prudential Day One Funds	147

Notes to Financial Statements (continued)

Prudential Day One 2060 Fund

Affiliated Mutual Funds	Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Dividend Income	Capital Gain Distributions
PGIM Core Ultra Short Bond Fund	$14,328	$146,697	$122,476	$—	$—	$38,549	38,549	$200	$—
PGIM Global Real Estate Fund (Class R6)	5,344	48,187	18,197	757	(415)	35,676	1,471	871	364
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	4,266	36,783	15,154	2,431	(9)	28,317	2,172	3	290
PGIM QMA Commodity Strategies Fund (Class R6)	4,270	32,769	15,863	3	(63)	21,116	2,050	244	—
PGIM QMA Emerging Markets Equity Fund (Class R6)	6,416	78,622	25,811	(2,223)	(441)	56,563	4,621	324	1,318
PGIM QMA International Developed Markets Index Fund (Class R6)	20,335	194,642	69,138	1,993	150	147,982	11,829	1,464	507
PGIM QMA Large-Cap Core Equity Fund (Class R6)	33,104	287,985	111,088	8,153	(5,262)	212,892	11,801	1,691	16,642
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	7,473	64,406	24,119	2,307	(161)	49,906	4,131	180	650
PGIM QMA US Broad Market Index Fund (Class R6)	22,418	177,261	76,667	11,219	503	134,734	10,372	998	327
PGIM Total Return Bond Fund (Class R6)	3,212	29,358	10,927	(290)	(110)	21,243	1,509	405	—

	$121,166	$1,096,710	$489,440	$24,350	$(5,808)	$746,978		$6,380	$20,098

5. Distribution and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gains on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain

148

adjustments have been made to undistributed net investment income and accumulated net realized gains on investment transactions.

For the year ended July 31, 2018, the adjustments were as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gains on Investment Transactions
Day One Income(a)	$4,973	$(4,973)
Day One 2010(a)	7,415	(7,415)
Day One 2015(a)	11,415	(11,415)
Day One 2020(a)	34,440	(34,440)
Day One 2025(a)	62,146	(62,146)
Day One 2030(a)	55,703	(55,703)
Day One 2035(a)	90,024	(90,024)
Day One 2040(a)	62,673	(62,673)
Day One 2045(a)	69,493	(69,493)
Day One 2050(a)	24,502	(24,502)
Day One 2055(a)	35,542	(35,542)
Day One 2060(a)	3,491	(3,491)

(a)	Due to differences in tax treatment of underlying distributions.

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the year ended July 31, 2018, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income
Day One Income	$83,942
Day One 2010	83,089
Day One 2015	104,827
Day One 2020	270,932
Day One 2025	401,625
Day One 2030	269,514
Day One 2035	311,745
Day One 2040	207,680
Day One 2045	213,958
Day One 2050	74,841
Day One 2055	98,133
Day One 2060	9,904

For the period ended July 31, 2017, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income
Day One Income	$1,593

Prudential Day One Funds	149

Notes to Financial Statements (continued)

No dividends were paid by the other Funds during the period ended July 31, 2017.

For the year ended July 31, 2018, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Day One Income	$34,691	$47,737
Day One 2010	88,716	70,367
Day One 2015	110,028	100,201
Day One 2020	319,134	302,072
Day One 2025	325,264	576,582
Day One 2030	229,527	453,986
Day One 2035	138,824	502,229
Day One 2040	96,056	298,750
Day One 2045	51,404	336,355
Day One 2050	19,976	106,977
Day One 2055	23,232	153,465
Day One 2060	6,436	11,576

These amounts may differ from the amounts shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation as of July 31, 2018 were as follows:

	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Day One Income	$5,852,493	$93,767	$(92,533)	$1,234
Day One 2010	5,627,562	131,188	(78,664)	52,524
Day One 2015	8,649,714	204,277	(122,866)	81,411
Day One 2020	29,730,778	753,448	(356,246)	397,202
Day One 2025	32,039,346	999,923	(409,039)	590,884
Day One 2030	28,463,409	1,142,997	(268,083)	874,914
Day One 2035	20,751,841	889,998	(208,579)	681,419
Day One 2040	19,708,225	972,237	(149,595)	822,642
Day One 2045	13,131,008	623,649	(111,766)	511,883
Day One 2050	5,847,740	305,563	(40,499)	265,064
Day One 2055	5,520,698	284,614	(61,701)	222,913
Day One 2060	722,320	33,233	(8,575)	24,658

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

150

Prudential Day One 2055 Fund utilized $319 and Prudential Day One 2060 Fund utilized $76 of their capital loss carryforwards to offset capital gains during the year ended July 31, 2018.

Management has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. The Day One Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

At reporting period end, Prudential owned the following number of shares of the Day One Funds:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Prudential Day One Income Fund	1,017	1,021	1,023	1,025	1,026	1,028
Prudential Day One 2010 Fund	1,011	1,013	1,015	1,016	1,017	1,018
Prudential Day One 2015 Fund	1,009	1,012	1,013	1,014	1,015	1,017
Prudential Day One 2020 Fund	1,009	1,011	1,013	1,014	1,015	1,016
Prudential Day One 2025 Fund	1,009	1,012	1,013	1,014	1,015	1,017
Prudential Day One 2030 Fund	1,010	1,013	1,014	1,015	1,016	1,018
Prudential Day One 2035 Fund	1,013	1,016	1,017	1,018	1,019	1,020
Prudential Day One 2040 Fund	1,015	1,017	1,018	1,019	1,020	1,022
Prudential Day One 2045 Fund	1,016	1,018	1,020	1,021	1,022	1,023
Prudential Day One 2050 Fund	1,017	1,019	1,021	1,022	1,023	1,024
Prudential Day One 2055 Fund	1,016	1,019	1,020	1,021	1,022	1,024
Prudential Day One 2060 Fund	1,017	1,019	1,020	1,022	1,023	1,024

In addition, the following number of shareholders held the following percentages of outstanding shares of the Day One Funds on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares	% Held by an Affiliate of Prudential
Day One Income	5	90	90
Day One 2010	4	92	92
Day One 2015	3	90	83

Prudential Day One Funds	151

Notes to Financial Statements (continued)

	Number of Shareholders	% of Outstanding Shares	% Held by an Affiliate of Prudential
Day One 2020	6	90	84
Day One 2025	6	90	74
Day One 2030	7	90	78
Day One 2035	6	85	69
Day One 2040	5	83	73
Day One 2045	6	85	73
Day One 2050	7	80	66
Day One 2055	6	90	68
Day One 2060	8	88	75

Prudential Day One Income Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	14	$154

Net increase (decrease) in shares outstanding	14	$154

Period ended July 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	3	29

Net increase (decrease) in shares outstanding	1,003	$10,029

Class R2
Year ended July 31, 2018:
Shares sold	79,361	$831,665
Shares issued in reinvestment of dividends and distributions	370	3,893
Shares reacquired	(1,311)	(13,760)

Net increase (decrease) in shares outstanding	78,420	$821,798

Period ended July 31, 2017*:
Shares sold	1,129	$11,309
Shares issued in reinvestment of dividends and distributions	4	39

Net increase (decrease) in shares outstanding	1,133	$11,348

Class R3
Year ended July 31, 2018:
Shares sold	33,980	$357,645
Shares issued in reinvestment of dividends and distributions	2,274	23,947
Shares reacquired	(25,050)	(264,099)

Net increase (decrease) in shares outstanding	11,204	$117,493

Period ended July 31, 2017*:
Shares sold	121,154	$1,255,995
Shares issued in reinvestment of dividends and distributions	4	46

Net increase (decrease) in shares outstanding	121,158	$1,256,041

152

Prudential Day One Income Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2018:
Shares sold	113	$1,196
Shares issued in reinvestment of dividends and distributions	32	339
Shares reacquired	(122)	(1,298)

Net increase (decrease) in shares outstanding	23	$237

Period ended July 31, 2017*:
Shares sold	1,628	$16,332
Shares issued in reinvestment of dividends and distributions	8	83

Net increase (decrease) in shares outstanding	1,636	$16,415

Class R5
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	20	$219

Net increase (decrease) in shares outstanding	20	$219

Period ended July 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	6	57

Net increase (decrease) in shares outstanding	1,006	$10,057

Class R6
Year ended July 31, 2018:
Shares sold	295,657	$3,119,002
Shares issued in reinvestment of dividends and distributions	5,257	55,391
Shares reacquired	(39,075)	(413,179)

Net increase (decrease) in shares outstanding	261,839	$2,761,214

Period ended July 31, 2017*:
Shares sold	129,177	$1,326,559
Shares issued in reinvestment of dividends and distributions	130	1,339
Shares reacquired	(58,627)	(602,811)

Net increase (decrease) in shares outstanding	70,680	$725,087

*	Commencement of operations was December 13, 2016.

Prudential Day One 2010 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	11	$113

Net increase (decrease) in shares outstanding	11	$113

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	153

Notes to Financial Statements (continued)

Prudential Day One 2010 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$140

Net increase (decrease) in shares outstanding	13	$140

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Year ended July 31, 2018:
Shares sold	15,274	$164,333
Shares issued in reinvestment of dividends and distributions	223	2,370
Shares reacquired	(3,478)	(37,389)

Net increase (decrease) in shares outstanding	12,019	$129,314

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Year ended July 31, 2018:
Shares sold	920	$9,836
Shares issued in reinvestment of dividends and distributions	65	697
Shares reacquired	(104)	(1,103)

Net increase (decrease) in shares outstanding	881	$9,430

Period ended July 31, 2017*:
Shares sold	4,075	$41,393

Net increase (decrease) in shares outstanding	4,075	$41,393

Class R5
Year ended July 31, 2018:
Shares sold	76,576	$808,677
Shares issued in reinvestment of dividends and distributions	17	178
Shares reacquired	(1,413)	(15,092)

Net increase (decrease) in shares outstanding	75,180	$793,763

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

154

Prudential Day One 2010 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	192,048	$2,036,183
Shares issued in reinvestment of dividends and distributions	7,480	79,592
Shares reacquired	(195,238)	(2,077,367)

Net increase (decrease) in shares outstanding	4,290	$38,408

Period ended July 31, 2017*:
Shares sold	426,083	$4,407,260
Shares reacquired	(2,937)	(30,631)

Net increase (decrease) in shares outstanding	423,146	$4,376,629

*	Commencement of operations was December 13, 2016.

Prudential Day One 2015 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$101

Net increase (decrease) in shares outstanding	9	$101

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	12	$128

Net increase (decrease) in shares outstanding	12	$128

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	13	$144

Net increase (decrease) in shares outstanding	13	$144

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Year ended July 31, 2018:
Shares sold	2,462	$26,441
Shares issued in reinvestment of dividends and distributions	84	899
Shares reacquired	(3)	(29)

Net increase (decrease) in shares outstanding	2,543	$27,311

Period ended July 31, 2017*:
Shares sold	12,427	$126,967
Shares reacquired	(7,565)	(77,317)

Net increase (decrease) in shares outstanding	4,862	$49,650

Prudential Day One Funds	155

Notes to Financial Statements (continued)

Prudential Day One 2015 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2018:
Shares sold	654	$7,089
Shares issued in reinvestment of dividends and distributions	16	166

Net increase (decrease) in shares outstanding	670	$7,255

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Year ended July 31, 2018:
Shares sold	676,149	$7,232,591
Shares issued in reinvestment of dividends and distributions	9,626	103,388
Shares reacquired	(289,343)	(3,082,288)

Net increase (decrease) in shares outstanding	396,432	$4,253,691

Period ended July 31, 2017*:
Shares sold	451,154	$4,679,700
Shares reacquired	(61,965)	(650,759)

Net increase (decrease) in shares outstanding	389,189	$4,028,941

*	Commencement of operations was December 13, 2016.

Prudential Day One 2020 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	9	$94

Net increase (decrease) in shares outstanding	9	$94

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Year ended July 31, 2018:
Shares sold	219,358	$2,363,997
Shares issued in reinvestment of dividends and distributions	31	338
Shares reacquired	(8,259)	(89,220)

Net increase (decrease) in shares outstanding	211,130	$2,275,115

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

156

Prudential Day One 2020 Fund (cont’d.):

Class R3	Shares	Amount
Year ended July 31, 2018:
Shares sold	101,501	$1,097,327
Shares issued in reinvestment of dividends and distributions	890	9,656
Shares reacquired	(384)	(4,145)

Net increase (decrease) in shares outstanding	102,007	$1,102,838

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Year ended July 31, 2018:
Shares sold	3,680	$39,898
Shares issued in reinvestment of dividends and distributions	241	2,615
Shares reacquired	(15,274)	(168,157)

Net increase (decrease) in shares outstanding	(11,353)	$(125,644)

Period ended July 31, 2017*:
Shares sold	25,303	$259,167
Shares reacquired	(8,462)	(88,253)

Net increase (decrease) in shares outstanding	16,841	$170,914

Class R5
Year ended July 31, 2018:
Shares sold	350,697	$3,771,522
Shares issued in reinvestment of dividends and distributions	15	159
Shares reacquired	(25,026)	(272,990)

Net increase (decrease) in shares outstanding	325,686	$3,498,691

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Year ended July 31, 2018:
Shares sold	1,515,376	$16,404,702
Shares issued in reinvestment of dividends and distributions	23,873	258,070
Shares reacquired	(626,082)	(6,714,474)

Net increase (decrease) in shares outstanding	913,167	$9,948,298

Period ended July 31, 2017*:
Shares sold	1,216,471	$12,609,532
Shares reacquired	(42,765)	(446,468)

Net increase (decrease) in shares outstanding	1,173,706	$12,163,064

*	Commencement of operations was December 13, 2016.

Prudential Day One Funds	157

Notes to Financial Statements (continued)

Prudential Day One 2025 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares sold	4,422	$48,115
Shares issued in reinvestment of dividends and distributions	527	5,793
Shares reacquired	(124)	(1,375)

Net increase (decrease) in shares outstanding	4,825	$52,533

Period ended July 31, 2017*:
Shares sold	55,971	$588,847

Net increase (decrease) in shares outstanding	55,971	$588,847

Class R2
Year ended July 31, 2018:
Shares sold	1,803	$19,534
Shares issued in reinvestment of dividends and distributions	31	341
Shares reacquired	(1,540)	(16,500)

Net increase (decrease) in shares outstanding	294	$3,375

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Year ended July 31, 2018:
Shares sold	224,664	$2,461,292
Shares issued in reinvestment of dividends and distributions	5,277	57,999
Shares reacquired	(69,002)	(748,116)

Net increase (decrease) in shares outstanding	160,939	$1,771,175

Period ended July 31, 2017*:
Shares sold	364,247	$3,867,684

Net increase (decrease) in shares outstanding	364,247	$3,867,684

Class R4
Year ended July 31, 2018:
Shares sold	5,050	$55,466
Shares issued in reinvestment of dividends and distributions	130	1,424
Shares reacquired	(11,924)	(131,877)

Net increase (decrease) in shares outstanding	(6,744)	$(74,987)

Period ended July 31, 2017*:
Shares sold	27,082	$278,277
Shares reacquired	(10,603)	(110,818)

Net increase (decrease) in shares outstanding	16,479	$167,459

158

Prudential Day One 2025 Fund (cont’d.):

Class R5	Shares	Amount
Year ended July 31, 2018:
Shares sold	3,812	$42,009
Shares issued in reinvestment of dividends and distributions	24	259
Shares reacquired	(2,067)	(23,044)

Net increase (decrease) in shares outstanding	1,769	$19,224

Period ended July 31, 2017*:
Shares sold	1,542	$15,596

Net increase (decrease) in shares outstanding	1,542	$15,596

Class R6
Year ended July 31, 2018:
Shares sold	1,683,407	$18,476,693
Shares issued in reinvestment of dividends and distributions	30,528	335,809
Shares reacquired	(663,321)	(7,285,009)

Net increase (decrease) in shares outstanding	1,050,614	$11,527,493

Period ended July 31, 2017*:
Shares sold	1,262,205	$13,195,064
Shares reacquired	(4,410)	(46,538)

Net increase (decrease) in shares outstanding	1,257,795	$13,148,526

*	Commencement of operations was December 13, 2016.

Prudential Day One 2030 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,201	$13,663
Shares issued in reinvestment of dividends and distributions	14	153
Shares reacquired	(224)	(2,479)

Net increase (decrease) in shares outstanding	991	$11,337

Period ended July 31, 2017*:
Shares sold	1,323	$13,462

Net increase (decrease) in shares outstanding	1,323	$13,462

Class R2
Year ended July 31, 2018:
Shares sold	277,358	$3,093,847
Shares issued in reinvestment of dividends and distributions	129	1,459
Shares reacquired	(50,388)	(579,329)

Net increase (decrease) in shares outstanding	227,099	$2,515,977

Period ended July 31, 2017*:
Shares sold	1,204	$12,118

Net increase (decrease) in shares outstanding	1,204	$12,118

Prudential Day One Funds	159

Notes to Financial Statements (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R3	Shares	Amount
Year ended July 31, 2018:
Shares sold	63,939	$717,280
Shares issued in reinvestment of dividends and distributions	641	7,228
Shares reacquired	(2,567)	(29,127)

Net increase (decrease) in shares outstanding	62,013	$695,381

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Year ended July 31, 2018:
Shares sold	20,346	$229,433
Shares issued in reinvestment of dividends and distributions	1,314	14,813
Shares reacquired	(4,821)	(54,575)

Net increase (decrease) in shares outstanding	16,839	$189,671

Period ended July 31, 2017*:
Shares sold	79,537	$823,497

Net increase (decrease) in shares outstanding	79,537	$823,497

Class R5
Year ended July 31, 2018:
Shares sold	264,542	$2,946,392
Shares issued in reinvestment of dividends and distributions	192	2,160
Shares reacquired	(29,919)	(341,593)

Net increase (decrease) in shares outstanding	234,815	$2,606,959

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Year ended July 31, 2018:
Shares sold	1,461,691	$16,458,321
Shares issued in reinvestment of dividends and distributions	21,605	243,702
Shares reacquired	(452,241)	(5,071,143)

Net increase (decrease) in shares outstanding	1,031,055	$11,630,880

Period ended July 31, 2017*:
Shares sold	876,042	$9,252,457
Shares reacquired	(2,692)	(28,862)

Net increase (decrease) in shares outstanding	873,350	$9,223,595

*	Commencement of operations was December 13, 2016.

160

Prudential Day One 2035 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares sold	13	$150
Shares issued in reinvestment of dividends and distributions	13	149
Shares reacquired	(241)	(2,691)

Net increase (decrease) in shares outstanding	(215)	$(2,392)

Period ended July 31, 2017*:
Shares sold	1,701	$17,179
Shares reacquired	(460)	(4,580)

Net increase (decrease) in shares outstanding	1,241	$12,599

Class R2
Year ended July 31, 2018:
Shares sold	29,052	$335,942
Shares issued in reinvestment of dividends and distributions	17	185
Shares reacquired	(3)	(30)

Net increase (decrease) in shares outstanding	29,066	$336,097

Period ended July 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R3
Year ended July 31, 2018:
Shares sold	189,297	$2,147,197
Shares issued in reinvestment of dividends and distributions	6,937	79,080
Shares reacquired	(69,779)	(784,779)

Net increase (decrease) in shares outstanding	126,455	$1,441,498

Period ended July 31, 2017*:
Shares sold	372,867	$4,052,200

Net increase (decrease) in shares outstanding	372,867	$4,052,200

Class R4
Year ended July 31, 2018:
Shares sold	626	$7,170
Shares issued in reinvestment of dividends and distributions	66	757
Shares reacquired	(1,744)	(19,569)

Net increase (decrease) in shares outstanding	(1,052)	$(11,642)

Period ended July 31, 2017*:
Shares sold	5,289	$54,535

Net increase (decrease) in shares outstanding	5,289	$54,535

Class R5
Year ended July 31, 2018:
Shares sold	1,795	$20,782
Shares issued in reinvestment of dividends and distributions	19	216
Shares reacquired	(1)	(7)

Net increase (decrease) in shares outstanding	1,813	$20,991

Period ended July 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Prudential Day One Funds	161

Notes to Financial Statements (continued)

Prudential Day One 2035 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	902,631	$10,279,363
Shares issued in reinvestment of dividends and distributions	20,294	231,358
Shares reacquired	(270,149)	(3,071,837)

Net increase (decrease) in shares outstanding	652,776	$7,438,884

Period ended July 31, 2017*:
Shares sold	655,572	$6,943,701
Shares reacquired	(21,677)	(234,537)

Net increase (decrease) in shares outstanding	633,895	$6,709,164

*	Commencement of operations was December 13, 2016.

Prudential Day One 2040 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares sold	81	$947
Shares issued in reinvestment of dividends and distributions	15	168
Shares reacquired	— **	(1)

Net increase (decrease) in shares outstanding	96	$1,114

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Year ended July 31, 2018:
Shares sold	98,384	$1,126,063
Shares issued in reinvestment of dividends and distributions	21	243
Shares reacquired	(1,834)	(21,451)

Net increase (decrease) in shares outstanding	96,571	$1,104,855

Period ended July 31, 2017*:
Shares sold	1,102	$11,071

Net increase (decrease) in shares outstanding	1,102	$11,071

Class R3
Year ended July 31, 2018:
Shares sold	48,724	$561,741
Shares issued in reinvestment of dividends and distributions	421	4,855
Shares reacquired	(3,747)	(43,448)

Net increase (decrease) in shares outstanding	45,398	$523,148

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

162

Prudential Day One 2040 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,553	$17,826
Shares issued in reinvestment of dividends and distributions	218	2,506
Shares reacquired	(7,155)	(83,139)

Net increase (decrease) in shares outstanding	(5,384)	$(62,807)

Period ended July 31, 2017*:
Shares sold	10,541	$109,621
Shares reacquired	(29)	(299)

Net increase (decrease) in shares outstanding	10,512	$109,322

Class R5
Year ended July 31, 2018:
Shares sold	536,356	$6,096,691
Shares issued in reinvestment of dividends and distributions	21	240
Shares reacquired	(26,284)	(307,672)

Net increase (decrease) in shares outstanding	510,093	$5,789,259

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Year ended July 31, 2018:
Shares sold	718,605	$8,282,519
Shares issued in reinvestment of dividends and distributions	17,332	199,669
Shares reacquired	(192,059)	(2,220,140)

Net increase (decrease) in shares outstanding	543,878	$6,262,048

Period ended July 31, 2017*:
Shares sold	554,610	$5,893,456
Shares reacquired	(35,134)	(384,932)

Net increase (decrease) in shares outstanding	519,476	$5,508,524

*	Commencement of operations was December 13, 2016.
**	Less than 1 share.

Prudential Day One 2045 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	16	$186

Net increase (decrease) in shares outstanding	16	$186

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	163

Notes to Financial Statements (continued)

Prudential Day One 2045 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,340	$15,800
Shares issued in reinvestment of dividends and distributions	23	268
Shares reacquired	(196)	(2,322)

Net increase (decrease) in shares outstanding	1,167	$13,746

Period ended July 31, 2017*:
Shares sold	1,086	$10,923

Net increase (decrease) in shares outstanding	1,086	$10,923

Class R3
Year ended July 31, 2018:
Shares sold	199,475	$2,304,398
Shares issued in reinvestment of dividends and distributions	8,056	93,374
Shares reacquired	(58,139)	(668,608)

Net increase (decrease) in shares outstanding	149,392	$1,729,164

Period ended July 31, 2017*:
Shares sold	346,850	$3,821,271

Net increase (decrease) in shares outstanding	346,850	$3,821,271

Class R4
Year ended July 31, 2018:
Shares sold	20,115	$234,228
Shares issued in reinvestment of dividends and distributions	654	7,572
Shares reacquired	(4,883)	(57,011)

Net increase (decrease) in shares outstanding	15,886	$184,789

Period ended July 31, 2017*:
Shares sold	22,477	$234,829

Net increase (decrease) in shares outstanding	22,477	$234,829

Class R5
Year ended July 31, 2018:
Shares sold	3,601	$42,321
Shares issued in reinvestment of dividends and distributions	25	295
Shares reacquired	(410)	(4,812)

Net increase (decrease) in shares outstanding	3,216	$37,804

Period ended July 31, 2017*:
Shares sold	1,045	$10,486

Net increase (decrease) in shares outstanding	1,045	$10,486

164

Prudential Day One 2045 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	477,283	$5,510,953
Shares issued in reinvestment of dividends and distributions	9,670	112,263
Shares reacquired	(205,148)	(2,318,703)

Net increase (decrease) in shares outstanding	281,805	$3,304,513

Period ended July 31, 2017*:
Shares sold	335,855	$3,593,435
Shares reacquired	(22,971)	(246,640)

Net increase (decrease) in shares outstanding	312,884	$3,346,795

*	Commencement of operations was December 13, 2016.

Prudential Day One 2050 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares sold	2,800	$31,875
Shares issued in reinvestment of dividends and distributions	173	2,000

Net increase (decrease) in shares outstanding	2,973	$33,875

Period ended July 31, 2017*:
Shares sold	8,921	$96,260

Net increase (decrease) in shares outstanding	8,921	$96,260

Class R2
Year ended July 31, 2018:
Shares sold	92,270	$1,061,227
Shares issued in reinvestment of dividends and distributions	49	571
Shares reacquired	(11,633)	(136,067)

Net increase (decrease) in shares outstanding	80,686	$925,731

Period ended July 31, 2017*:
Shares sold	1,629	$16,843

Net increase (decrease) in shares outstanding	1,629	$16,843

Class R3
Year ended July 31, 2018:
Shares sold	28,393	$328,701
Shares issued in reinvestment of dividends and distributions	210	2,438
Shares reacquired	(550)	(6,398)

Net increase (decrease) in shares outstanding	28,053	$324,741

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	165

Notes to Financial Statements (continued)

Prudential Day One 2050 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2018:
Shares sold	6,412	$74,850
Shares issued in reinvestment of dividends and distributions	169	1,961
Shares reacquired	(4)	(50)

Net increase (decrease) in shares outstanding	6,577	$76,761

Period ended July 31, 2017*:
Shares sold	6,887	$71,353
Shares reacquired	(67)	(718)

Net increase (decrease) in shares outstanding	6,820	$70,635

Class R5
Year ended July 31, 2018:
Shares sold	47,728	$548,268
Shares issued in reinvestment of dividends and distributions	23	265
Shares reacquired	(1,943)	(22,688)

Net increase (decrease) in shares outstanding	45,808	$525,845

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Year ended July 31, 2018:
Shares sold	296,969	$3,425,732
Shares issued in reinvestment of dividends and distributions	5,823	67,606
Shares reacquired	(161,744)	(1,858,405)

Net increase (decrease) in shares outstanding	141,048	$1,634,933

Period ended July 31, 2017*:
Shares sold	189,540	$2,027,660
Shares reacquired	(6,661)	(70,407)

Net increase (decrease) in shares outstanding	182,879	$1,957,253

*	Commencement of operations was December 13, 2016.

Prudential Day One 2055 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares sold	228	$2,742
Shares issued in reinvestment of dividends and distributions	16	193

Net increase (decrease) in shares outstanding	244	$2,935

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

166

Prudential Day One 2055 Fund (cont’d.):

Class R2	Shares	Amount
Year ended July 31, 2018:
Shares sold	1,468	$17,522
Shares issued in reinvestment of dividends and distributions	31	361
Shares reacquired	(90)	(1,085)

Net increase (decrease) in shares outstanding	1,409	$16,798

Period ended July 31, 2017*:
Shares sold	1,544	$16,004

Net increase (decrease) in shares outstanding	1,544	$16,004

Class R3
Year ended July 31, 2018:
Shares sold	96,950	$1,134,145
Shares issued in reinvestment of dividends and distributions	3,807	44,776
Shares reacquired	(32,457)	(377,512)

Net increase (decrease) in shares outstanding	68,300	$801,409

Period ended July 31, 2017*:
Shares sold	161,779	$1,799,470

Net increase (decrease) in shares outstanding	161,779	$1,799,470

Class R4
Year ended July 31, 2018:
Shares sold	1,289	$15,162
Shares issued in reinvestment of dividends and distributions	97	1,142
Shares reacquired	(9)	(100)

Net increase (decrease) in shares outstanding	1,377	$16,204

Period ended July 31, 2017*:
Shares sold	4,056	$42,506

Net increase (decrease) in shares outstanding	4,056	$42,506

Class R5
Year ended July 31, 2018:
Shares sold	683	$8,177
Shares issued in reinvestment of dividends and distributions	24	278
Shares reacquired	(14)	(166)

Net increase (decrease) in shares outstanding	693	$8,289

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	167

Notes to Financial Statements (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R6	Shares	Amount
Year ended July 31, 2018:
Shares sold	196,590	$2,300,348
Shares issued in reinvestment of dividends and distributions	4,369	51,383
Shares reacquired	(57,918)	(682,520)

Net increase (decrease) in shares outstanding	143,041	$1,669,211

Period ended July 31, 2017*:
Shares sold	86,013	$919,336
Shares reacquired	(589)	(6,400)

Net increase (decrease) in shares outstanding	85,424	$912,936

*	Commencement of operations was December 13, 2016.

Prudential Day One 2060 Fund

Class R1	Shares	Amount
Year ended July 31, 2018:
Shares issued in reinvestment of dividends and distributions	17	$195

Net increase (decrease) in shares outstanding	17	$195

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Year ended July 31, 2018:
Shares sold	7,565	$89,229
Shares issued in reinvestment of dividends and distributions	22	253
Shares reacquired	(819)	(9,788)

Net increase (decrease) in shares outstanding	6,768	$79,694

Period ended July 31, 2017*:
Shares sold	1,014	$10,154

Net increase (decrease) in shares outstanding	1,014	$10,154

Class R3
Year ended July 31, 2018:
Shares sold	11,193	$129,893
Shares issued in reinvestment of dividends and distributions	125	1,462
Shares reacquired	(2,309)	(27,685)

Net increase (decrease) in shares outstanding	9,009	$103,670

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

168

Prudential Day One 2060 Fund (cont’d.):

Class R4	Shares	Amount
Year ended July 31, 2018:
Shares sold	75	$895
Shares issued in reinvestment of dividends and distributions	21	252
Shares reacquired	(7)	(80)

Net increase (decrease) in shares outstanding	89	$1,067

Period ended July 31, 2017*:
Shares sold	1,004	$10,037

Net increase (decrease) in shares outstanding	1,004	$10,037

Class R5
Year ended July 31, 2018:
Shares sold	343	$4,140
Shares issued in reinvestment of dividends and distributions	22	264
Shares reacquired	(4)	(45)

Net increase (decrease) in shares outstanding	361	$4,359

Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Year ended July 31, 2018:
Shares sold	61,021	$716,364
Shares issued in reinvestment of dividends and distributions	639	7,478
Shares reacquired	(28,997)	(345,856)

Net increase (decrease) in shares outstanding	32,663	$377,986

Period ended July 31, 2017*:
Shares sold	5,403	$57,256
Shares reacquired	(742)	(8,058)

Net increase (decrease) in shares outstanding	4,661	$49,198

*	Commencement of operations was December 13, 2016.

7. Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 5, 2017, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month London Interbank Offering Rate or (3) zero percent.

Prudential Day One Funds	169

Notes to Financial Statements (continued)

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Day One Funds utilized the SCA during the reporting period ended July 31, 2018. The average balance outstanding is for the number of days the Day One Funds had utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2018
Prudential Day One 2015 Fund	$104,000	2.49%	3	$104,000	$—
Prudential Day One 2020 Fund	31,783	2.49	23	379,000	—

8. Other Risks

The Day One Funds’ risks include, but are not limited to, the risks discussed below:

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Liquidity Risk: The Day One Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk includes the risk that the Day One Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in

170

lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Day One Funds may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Day One Funds’ value or prevent the Day One Funds from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Day One Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Day One Funds fall, the value of an investment in the Day One Funds will decline. Additionally, the Day One Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Day One Funds have unsettled or open transactions defaults.

9. Notice of Dividends and Distributions to Shareholders

Subsequent to the year ended July 31, 2018, Prudential Day One Income Fund declared ordinary income dividends on September 18, 2018 to the shareholders of record on September 19, 2018. The ex-date was September 20, 2018. The per share amounts declared were as follows:

Ordinary Income
Class R1	$0.05141
Class R2	$0.05758
Class R3	$0.06158
Class R4	$0.06365
Class R5	$0.06779
Class R6	$0.07097

Prudential Day One Funds	171

Financial Highlights

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
PRUDENTIAL DAY ONE INCOME FUND
Class R1
Year Ended 07/31/18	$10.36	$0.19	$0.19	$0.38	$(0.15)	$(-	)(e)	$(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.31	0.39	(0.03)	-		(0.03)
Class R2
Year Ended 07/31/18	10.37	0.23	0.17	0.40	(0.18)	(-	)(e)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.32	0.41	(0.04)	-		(0.04)
Class R3
Year Ended 07/31/18	10.37	0.24	0.18	0.42	(0.19)	(-	)(e)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R4
Year Ended 07/31/18	10.37	0.25	0.18	0.43	(0.20)	(-	)(e)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	-		(0.05)
Class R5
Year Ended 07/31/18	10.37	0.26	0.19	0.45	(0.22)	(-	)(e)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.31	0.43	(0.06)	-		(0.06)
Class R6
Year Ended 07/31/18	10.38	0.28	0.18	0.46	(0.23)	(-	)(e)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.32	0.44	(0.06)	-		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

172

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$10.59	3.71%	$11	$11	0.64%		124.02%	(f)	1.84%		25%
10.36	3.89	10	10	0.64	(h)	299.81	(h)	1.18	(h)	146	(i)

10.59	3.86	843	248	0.46		9.08	(f)	2.18		25
10.37	4.09	12	11	0.39	(h)	286.56	(h)	1.43	(h)	146	(i)

10.60	4.09	1,403	1,331	0.24		5.23	(f)	2.23		25
10.37	4.17	1,256	32	0.09	(h)	132.21	(h)	1.63	(h)	146	(i)

10.60	4.21	18	18	0.13		76.23	(f)	2.34		25
10.37	4.23	17	15	0.14	(h)	275.84	(h)	1.67	(h)	146	(i)

10.60	4.33	11	11	0.04		122.74	(f)	2.44		25
10.37	4.29	10	10	0.03	(h)	298.99	(h)	1.79	(h)	146	(i)

10.61	4.45	3,529	2,451	0.00	(j)	4.36	(f)	2.67		25
10.38	4.46	734	199	0.00	(h)(j)	80.76	(h)	1.91	(h)	146	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	173

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
PRUDENTIAL DAY ONE 2010 FUND
Class R1
Year Ended 07/31/18	$10.43	$0.20	$0.21	$0.41	$(0.09)	$(0.02)	$(0.11)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.35	0.43	-	-	-
Class R2
Year Ended 07/31/18	10.45	0.22	0.21	0.43	(0.12)	(0.02)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.36	0.45	-	-	-
Class R3
Year Ended 07/31/18	10.46	0.02	0.43	0.45	(0.14)	(0.02)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.36	0.46	-	-	-
Class R4
Year Ended 07/31/18	10.46	0.25	0.22	0.47	(0.15)	(0.02)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.35	0.46	-	-	-
Class R5
Year Ended 07/31/18	10.47	0.27	0.20	0.47	(0.16)	(0.02)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.36	0.47	-	-	-
Class R6
Year Ended 07/31/18	10.48	0.27	0.22	0.49	(0.17)	(0.02)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.15	0.33	0.48	-	-	-
PRUDENTIAL DAY ONE 2015 FUND
Class R1
Year Ended 07/31/18	10.49	0.19	0.28	0.47	(0.08)	(0.02)	(0.10)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.42	0.49	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

174

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$10.73	3.96%	$11	$11	0.63%		122.38%	(f)	1.85%		53%
10.43	4.30	10	10	0.65	(h)	336.61	(h)	1.16	(h)	9	(i)

10.74	4.12	11	11	0.38		121.77	(f)	2.10		53
10.45	4.50	10	10	0.40	(h)	336.27	(h)	1.41	(h)	9	(i)

10.75	4.27	140	93	0.27		17.16	(f)	0.22		53
10.46	4.60	10	10	0.26	(h)	336.07	(h)	1.56	(h)	9	(i)

10.76	4.48	53	48	0.13		29.63	(f)	2.33		53
10.46	4.60	43	31	0.12	(h)	259.21	(h)	1.71	(h)	9	(i)

10.76	4.49	820	262	0.11		8.20	(f)	2.49		53
10.47	4.70	10	10	0.04	(h)	335.77	(h)	1.77	(h)	9	(i)

10.78	4.74	4,606	4,776	0.00	(j)	3.27	(f)	2.57		53
10.48	4.80	4,436	452	0.00	(h)(j)	26.49	(h)	2.20	(h)	9	(i)

10.86	4.50	11	11	0.63		120.64	(f)	1.74		57
10.49	4.90	10	10	0.65	(h)	244.08	(h)	1.10	(h)	82	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	175

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R2
Year Ended 07/31/18	$10.50	$0.21	$0.30	$0.51	$(0.11)	$(0.02)	$(0.13)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.41	0.50	-	-	-
Class R3
Year Ended 07/31/18	10.51	0.23	0.29	0.52	(0.12)	(0.02)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.41	0.51	-	-	-
Class R4
Year Ended 07/31/18	10.51	0.24	0.29	0.53	(0.14)	(0.02)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.40	0.51	-	-	-
Class R5
Year Ended 07/31/18	10.53	0.25	0.29	0.54	(0.15)	(0.02)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.42	0.53	-	-	-
Class R6
Year Ended 07/31/18	10.53	0.27	0.28	0.55	(0.16)	(0.02)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.13	0.40	0.53	-	-	-
PRUDENTIAL DAY ONE 2020 FUND
Class R1
Year Ended 07/31/18	10.52	0.18	0.37	0.55	(0.08)	(0.01)	(0.09)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.45	0.52	-	-	-
Class R2
Year Ended 07/31/18	10.54	0.19	0.38	0.57	(0.11)	(0.01)	(0.12)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.46	0.54	-	-	-
Class R3
Year Ended 07/31/18	10.55	0.25	0.35	0.60	(0.13)	(0.01)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.09	0.46	0.55	-	-	-
The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

176

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$10.88	4.85%	$11	$11	0.38%		119.98%	(f)	1.99%		57%
10.50	5.00	11	10	0.40	(h)	243.71	(h)	1.35	(h)	82	(i)

10.89	5.01	11	11	0.23		119.64	(f)	2.14		57
10.51	5.10	11	10	0.26	(h)	243.52	(h)	1.50	(h)	82	(i)

10.88	5.02	81	65	0.14		22.01	(f)	2.27		57
10.51	5.10	51	42	0.16	(h)	144.74	(h)	1.72	(h)	82	(i)

10.90	5.11	18	12	0.04		110.69	(f)	2.34		57
10.53	5.30	11	10	0.05	(h)	243.22	(h)	1.71	(h)	82	(i)

10.90	5.27	8,567	6,742	0.00	(j)	2.53	(f)	2.50		57
10.53	5.30	4,099	640	0.00	(h)(j)	27.57	(h)	1.94	(h)	82	(i)

10.98	5.28	11	11	0.64		118.30	(f)	1.68		41
10.52	5.20	11	10	0.67	(h)	211.29	(h)	1.02	(h)	21	(i)

10.99	5.43	2,332	693	0.46		3.02	(f)	(1.78)		41
10.54	5.40	11	10	0.42	(h)	210.95	(h)	1.27	(h)	21	(i)

11.01	5.67	1,134	673	0.28		3.00	(f)	2.33		41
10.55	5.50	11	10	0.27	(h)	210.74	(h)	1.41	(h)	21	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	177

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R4
Year Ended 07/31/18	$10.55	$0.24	$0.39	$0.63	$(0.14)	$(0.01)		$(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.45	0.55	-	-		-
Class R5
Year Ended 07/31/18	10.56	0.23	0.40	0.63	(0.15)	(0.01)		(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.11	0.45	0.56	-	-		-
Class R6
Year Ended 07/31/18	10.54	0.26	0.38	0.64	(0.17)	(0.01)		(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.12	0.42	0.54	-	-		-
PRUDENTIAL DAY ONE 2025 FUND
Class R1
Year Ended 07/31/18	10.58	0.17	0.50	0.67	(0.10)	(-	)(e)	(0.10)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.54	0.58	-	-		-
Class R2
Year Ended 07/31/18	10.59	0.24	0.46	0.70	(0.13)	(-	)(e)	(0.13)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.51	0.59	-	-		-
Class R3
Year Ended 07/31/18	10.61	0.21	0.51	0.72	(0.15)	(-	)(e)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.54	0.61	-	-		-
Class R4
Year Ended 07/31/18	10.61	0.20	0.53	0.73	(0.16)	(-	)(e)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.53	0.61	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

178

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$11.03	5.97%	$61	$191	0.14%		7.79%	(f)	2.19%		41%
10.55	5.50	178	160	0.14	(h)	45.98	(h)	1.45	(h)	21	(i)

11.03	5.99	3,603	1,162	0.11		1.91	(f)	2.13		41
10.56	5.60	11	10	0.06	(h)	210.44	(h)	1.62	(h)	21	(i)

11.00	6.06	22,951	16,888	0.00	(j)	0.93	(f)	2.42		41
10.54	5.40	12,368	1,944	0.00	(h)(j)	9.10	(h)	1.80	(h)	21	(i)

11.15	6.35	678	639	0.65		3.42	(f)	1.55		37
10.58	5.80	592	43	0.53	(h)	55.43	(h)	0.55	(h)	6	(i)

11.16	6.62	14	18	0.39		71.60	(f)	2.18		37
10.59	5.90	11	10	0.42	(h)	215.71	(h)	1.16	(h)	6	(i)

11.18	6.76	5,871	4,653	0.25		1.24	(f)	1.94		37
10.61	6.10	3,863	77	0.04	(h)	34.35	(h)	1.06	(h)	6	(i)

11.18	6.88	109	134	0.13		10.37	(f)	1.81		37
10.61	6.10	175	133	0.15	(h)	49.61	(h)	1.17	(h)	6	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	179

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R5
Year Ended 07/31/18	$10.62	$0.23	$0.51	$0.74	$(0.17)	$(-	)(e)	$(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.52	0.62	-	-		-
Class R6
Year Ended 07/31/18	10.64	0.25	0.51	0.76	(0.19)	(-	)(e)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.10	0.54	0.64	-	-		-
PRUDENTIAL DAY ONE 2030 FUND
Class R1
Year Ended 07/31/18	10.74	0.14	0.77	0.91	(0.12)	(-	)(e)	(0.12)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.70	0.74	-	-		-
Class R2
Year Ended 07/31/18	10.75	0.11	0.83	0.94	(0.14)	(-	)(e)	(0.14)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.69	0.75	-	-		-
Class R3
Year Ended 07/31/18	10.76	0.21	0.74	0.95	(0.16)	(-	)(e)	(0.16)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.69	0.76	-	-		-
Class R4
Year Ended 07/31/18	10.77	0.20	0.76	0.96	(0.17)	(-	)(e)	(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.72	0.77	-	-		-
Class R5
Year Ended 07/31/18	10.78	0.15	0.82	0.97	(0.18)	(-	)(e)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.70	0.78	-	-		-
The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

180

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$11.19	6.98%	$37	$25	0.07%		50.68%	(f)	2.05%		37%
10.62	6.20	16	12	0.06	(h)	179.75	(h)	1.47	(h)	6	(i)

11.21	7.13	25,880	20,307	0.00	(j)	0.70	(f)	2.29		37
10.64	6.40	13,380	2,024	0.00	(h)(j)	8.73	(h)	1.57	(h)	6	(i)

11.53	8.47	27	15	0.66		84.71	(f)	1.29		36
10.74	7.40	14	10	0.69	(h)	195.73	(h)	0.68	(h)	5	(i)

11.55	8.81	2,637	883	0.47		2.63	(f)	0.99		36
10.75	7.50	13	11	0.43	(h)	183.27	(h)	0.91	(h)	5	(i)

11.55	8.86	728	440	0.29		4.05	(f)	1.81		36
10.76	7.60	11	10	0.29	(h)	198.46	(h)	1.09	(h)	5	(i)

11.56	8.98	1,114	987	0.17		2.43	(f)	1.82		36
10.77	7.70	857	507	0.17	(h)	20.56	(h)	0.80	(h)	5	(i)

11.57	9.08	2,728	934	0.12		2.18	(f)	1.36		36
10.78	7.80	11	10	0.08	(h)	198.14	(h)	1.30	(h)	5	(i)
The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	181

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R6
Year Ended 07/31/18	$10.79	$0.22	$0.78	$1.00	$(0.20)	$(-	)(e)	$(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.71	0.79	-	-		-
PRUDENTIAL DAY ONE 2035 FUND
Class R1
Year Ended 07/31/18	10.81	0.12	0.90	1.02	(0.15)	(-	)(e)	(0.15)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.77	0.81	-	-		-
Class R2
Year Ended 07/31/18	10.83	0.08	0.96	1.04	(0.18)	(-	)(e)	(0.18)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.78	0.83	-	-		-
Class R3
Year Ended 07/31/18	10.84	0.17	0.89	1.06	(0.19)	(-	)(e)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.80	0.84	-	-		-
Class R4
Year Ended 07/31/18	10.85	0.17	0.90	1.07	(0.20)	(-	)(e)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.80	0.85	-	-		-
Class R5
Year Ended 07/31/18	10.85	0.18	0.91	1.09	(0.22)	(-	)(e)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.08	0.77	0.85	-	-		-
Class R6
Year Ended 07/31/18	10.87	0.22	0.88	1.10	(0.23)	(-	)(e)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.80	0.87	-	-		-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

182

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$11.59	9.33%	$22,067	$15,382	0.00%	(j)	0.97%	(f)	1.94%		36%
10.79	7.90	9,426	1,557	0.00	(h)(j)	9.71	(h)	1.23	(h)	5	(i)

11.68	9.46	12	12	0.63		106.90	(f)	1.04		28
10.81	8.10	13	10	0.65	(h)	250.51	(h)	0.58	(h)	13	(i)

11.69	9.62	352	77	0.44		17.83	(f)	0.70		28
10.83	8.30	11	10	0.40	(h)	246.60	(h)	0.84	(h)	13	(i)

11.71	9.85	5,849	4,950	0.24		1.58	(f)	1.46		28
10.84	8.40	4,044	80	0.08	(h)	40.80	(h)	0.59	(h)	13	(i)

11.72	9.96	50	48	0.13		27.89	(f)	1.48		28
10.85	8.50	57	37	0.14	(h)	122.15	(h)	0.73	(h)	13	(i)

11.72	10.07	33	15	0.04		87.88	(f)	1.54		28
10.85	8.50	11	10	0.05	(h)	246.10	(h)	1.19	(h)	13	(i)

11.74	10.21	15,099	11,332	0.00	(j)	1.10	(f)	1.88		28
10.87	8.70	6,889	1,284	0.00	(h)(j)	14.16	(h)	1.03	(h)	13	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	183

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
PRUDENTIAL DAY ONE 2040 FUND
Class R1
Year Ended 07/31/18	$10.90	$0.12	$0.98	$1.10	$(0.16)	$(0.01)	$(0.17)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.87	0.90	-	-	-
Class R2
Year Ended 07/31/18	10.92	0.05	1.07	1.12	(0.19)	(0.01)	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.87	0.92	-	-	-
Class R3
Year Ended 07/31/18	10.93	0.16	0.98	1.14	(0.20)	(0.01)	(0.21)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.87	0.93	-	-	-
Class R4
Year Ended 07/31/18	10.94	0.18	0.97	1.15	(0.21)	(0.01)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.91	0.94	-	-	-
Class R5
Year Ended 07/31/18	10.95	0.08	1.09	1.17	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.88	0.95	-	-	-
Class R6
Year Ended 07/31/18	10.96	0.20	0.98	1.18	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.90	0.96	-	-	-
PRUDENTIAL DAY ONE 2045 FUND
Class R1
Year Ended 07/31/18	10.97	0.11	1.02	1.13	(0.18)	(0.01)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.94	0.97	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

184

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$11.83	10.11%	$13	$12	0.63%		110.40%	(f)	1.04%		27%
10.90	9.00	11	10	0.64	(h)	226.80	(h)	0.46	(h)	27	(i)

11.84	10.26	1,157	299	0.43		5.77	(f)	0.43		27
10.92	9.20	12	11	0.39	(h)	219.37	(h)	0.69	(h)	27	(i)

11.86	10.49	550	281	0.26		6.12	(f)	1.34		27
10.93	9.30	11	10	0.24	(h)	226.24	(h)	0.86	(h)	27	(i)

11.87	10.60	61	124	0.13		11.98	(f)	1.58		27
10.94	9.40	115	71	0.13	(h)	81.65	(h)	0.52	(h)	27	(i)

11.88	10.71	6,070	1,981	0.09		1.75	(f)	0.72		27
10.95	9.50	11	10	0.03	(h)	225.96	(h)	1.07	(h)	27	(i)

11.89	10.86	12,643	9,501	0.00	(j)	1.52	(f)	1.75		27
10.96	9.60	5,693	1,375	0.00	(h)(j)	13.42	(h)	0.85	(h)	27	(i)

11.91	10.31	12	12	0.62		110.92	(f)	0.96		33
10.97	9.70	11	10	0.64	(h)	218.87	(h)	0.39	(h)	21	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	185

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R2
Year Ended 07/31/18	$10.98	$0.13	$1.04	$1.17	$(0.20)	$(0.01)	$(0.21)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.94	0.98	-	-	-
Class R3
Year Ended 07/31/18	10.99	0.15	1.03	1.18	(0.22)	(0.01)	(0.23)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.96	0.99	-	-	-
Class R4
Year Ended 07/31/18	11.00	0.24	0.95	1.19	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.97	1.00	-	-	-
Class R5
Year Ended 07/31/18	11.01	0.14	1.06	1.20	(0.24)	(0.01)	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.07	0.94	1.01	-	-	-
Class R6
Year Ended 07/31/18	11.03	0.19	1.04	1.23	(0.26)	(0.01)	(0.27)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.98	1.03	-	-	-
PRUDENTIAL DAY ONE 2050 FUND
Class R1
Year Ended 07/31/18	10.95	0.11	1.05	1.16	(0.18)	(0.01)	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.01	0.94	0.95	-	-	-
Class R2
Year Ended 07/31/18	10.96	0.03	1.16	1.19	(0.21)	(0.01)	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.04	0.92	0.96	-	-	-
Class R3
Year Ended 07/31/18	10.97	0.12	1.10	1.22	(0.23)	(0.01)	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.92	0.97	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

186

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$11.94	10.75%	$27	$17	0.38%		78.26%	(f)	1.09%		33%
10.98	9.80	12	11	0.39	(h)	216.07	(h)	0.63	(h)	21	(i)

11.94	10.79	5,927	4,901	0.22		2.11	(f)	1.33		33
10.99	9.90	3,812	76	0.09	(h)	42.49	(h)	0.38	(h)	21	(i)

11.95	10.90	458	361	0.13		5.30	(f)	2.04		33
11.00	10.00	247	142	0.12	(h)	59.08	(h)	0.38	(h)	21	(i)

11.96	11.00	51	19	0.04		67.28	(f)	1.24		33
11.01	10.10	12	11	0.04	(h)	216.62	(h)	0.99	(h)	21	(i)

11.99	11.24	7,129	5,157	0.00	(j)	1.77	(f)	1.63		33
11.03	10.30	3,451	665	0.00	(h)(j)	22.86	(h)	0.80	(h)	21	(i)

11.92	10.68	142	122	0.61		15.48	(f)	0.95		56
10.95	9.50	98	15	0.59	(h)	192.34	(h)	0.14	(h)	18	(i)

11.93	10.96	982	284	0.41		8.52	(f)	0.26		56
10.96	9.60	18	11	0.38	(h)	257.36	(h)	0.54	(h)	18	(i)

11.95	11.19	347	162	0.24		12.24	(f)	1.01		56
10.97	9.70	11	10	0.23	(h)	267.71	(h)	0.71	(h)	18	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	187

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R4
Year Ended 07/31/18	$10.98	$0.14	$1.08	$1.22	$(0.24)	$(0.01)	$(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.03	0.95	0.98	-	-	-
Class R5
Year Ended 07/31/18	10.99	0.07	1.16	1.23	(0.25)	(0.01)	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.93	0.99	-	-	-
Class R6
Year Ended 07/31/18	11.00	0.19	1.08	1.27	(0.27)	(0.01)	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.06	0.94	1.00	-	-	-
PRUDENTIAL DAY ONE 2055 FUND
Class R1
Year Ended 07/31/18	11.07	0.10	1.12	1.22	(0.19)	-	(0.19)
December 13, 2016(g) through July 31, 2017	10.00	0.02	1.05	1.07	-	-	-
Class R2
Year Ended 07/31/18	11.09	0.10	1.15	1.25	(0.22)	-	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.06	1.09	-	-	-
Class R3
Year Ended 07/31/18	11.10	0.15	1.12	1.27	(0.24)	-	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.02	1.08	1.10	-	-	-
Class R4
Year Ended 07/31/18	11.11	0.16	1.12	1.28	(0.25)	-	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.08	1.11	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

188

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$11.95	11.21%	$160	$113	0.12%		15.66%	(f)	1.24%		56%
10.98	9.80	75	45	0.11	(h)	141.42	(h)	0.39	(h)	18	(i)

11.96	11.31	560	176	0.06		10.80	(f)	0.56		56
10.99	9.90	11	10	0.02	(h)	267.38	(h)	0.92	(h)	18	(i)

11.99	11.65	3,884	2,964	0.00	(j)	4.62	(f)	1.64		56
11.00	10.00	2,013	318	0.00	(h)(j)	49.96	(h)	0.83	(h)	18	(i)

12.10	11.10	15	12	0.61		110.87	(f)	0.87		29
11.07	10.70	11	10	0.64	(h)	257.86	(h)	0.23	(h)	4	(i)

12.12	11.34	36	23	0.37		58.64	(f)	0.86		29
11.09	10.90	17	11	0.38	(h)	250.88	(h)	0.47	(h)	4	(i)

12.13	11.48	2,791	2,323	0.21		4.29	(f)	1.26		29
11.10	11.00	1,795	41	0.13	(h)	93.88	(h)	0.25	(h)	4	(i)

12.14	11.59	66	56	0.11		26.45	(f)	1.34		29
11.11	11.10	45	25	0.13	(h)	166.78	(h)	0.41	(h)	4	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	189

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Year Ended 07/31/18	$11.12	$0.16	$1.13	$1.29	$(0.26)	$-	$(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.06	1.06	1.12	-	-	-
Class R6
Year Ended 07/31/18	11.13	0.19	1.12	1.31	(0.28)	-	(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.04	1.09	1.13	-	-	-
PRUDENTIAL DAY ONE 2060 FUND
Class R1
Year Ended 07/31/18	11.01	0.10	1.15	1.25	(0.20)	-	(0.20)
December 13, 2016(g) through July 31, 2017	10.00	0.01	1.00	1.01	-	-	-
Class R2
Year Ended 07/31/18	11.03	0.06	1.21	1.27	(0.22)	-	(0.22)
December 13, 2016(g) through July 31, 2017	10.00	0.03	1.00	1.03	-	-	-
Class R3
Year Ended 07/31/18	11.04	0.13	1.16	1.29	(0.24)	-	(0.24)
December 13, 2016(g) through July 31, 2017	10.00	0.04	1.00	1.04	-	-	-
Class R4
Year Ended 07/31/18	11.04	0.16	1.15	1.31	(0.25)	-	(0.25)
December 13, 2016(g) through July 31, 2017	10.00	0.05	0.99	1.04	-	-	-
Class R5
Year Ended 07/31/18	11.05	0.16	1.16	1.32	(0.26)	-	(0.26)
December 13, 2016(g) through July 31, 2017	10.00	0.05	1.00	1.05	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

190

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$12.15	11.69%	$21	$14	0.01%		96.19%	(f)	1.37%		29%
11.12	11.20	11	10	0.03	(h)	257.05	(h)	0.84	(h)	4	(i)

12.16	11.85	2,777	2,185	0.00	(j)	3.99	(f)	1.62		29
11.13	11.30	950	287	0.00	(h)(j)	60.80	(h)	0.53	(h)	4	(i)

12.06	11.37	12	12	0.61		149.96	(f)	0.87		90
11.01	10.10	11	10	0.63	(h)	479.61	(h)	0.22	(h)	18	(i)

12.08	11.61	94	29	0.38		79.88	(f)	0.51		90
11.03	10.30	11	10	0.37	(h)	479.48	(h)	0.47	(h)	18	(i)

12.09	11.75	121	80	0.22		53.70	(f)	1.11		90
11.04	10.40	11	10	0.23	(h)	479.19	(h)	0.61	(h)	18	(i)

12.10	11.96	13	12	0.11		147.15	(f)	1.35		90
11.04	10.40	11	10	0.12	(h)	479.00	(h)	0.72	(h)	18	(i)

12.11	12.06	16	13	0.01		140.94	(f)	1.39		90
11.05	10.50	11	10	0.02	(h)	478.98	(h)	0.83	(h)	18	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	191

Financial Highlights (continued)

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations:	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R6
Year Ended 07/31/18	$11.06	$0.22	$1.11	$1.33	$(0.28)	$-	$(0.28)
December 13, 2016(g) through July 31, 2017	10.00	0.05	1.01	1.06	-	-	-

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

192

		Ratios/Supplemental Data(b)
Net Asset Value, end of period	Total Return(c)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(d)

$12.11	12.12%	$452	$266	0.00%	(j)	42.30%	(f)	1.84%		90%
11.06	10.60	52	19	0.00	(h)(j)	459.90	(h)	0.79	(h)	18	(i)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	193

Financial Highlights (continued)

(a)	Calculated based on average shares outstanding during the period.
(b)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	Less than $0.005 per share.
(f)	Effective August 1, 2017, class specific expenses include Transfer Agent Fees and expenses and Registration Fees, which are charged to their respective share class.
(g)	Commencement of operations.
(h)	Annualized.
(i)	Not annualized.
(j)

As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses. The effect of such waivers was as follows:

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager

Fund	Year Ended 07/31/18	December 13, 2016(g) through July 31, 2017
Day One Income (Class R6)	(0.09)%	(0.19	)%(h)
Day One 2010 (Class R6)	(0.13)%	(0.27	)(h)
Day One 2015 (Class R6)	(0.11)%	(0.22	)(h)
Day One 2020 (Class R6)	(0.10)%	(0.21	)(h)
Day One 2025 (Class R6)	(0.09)%	(0.19	)(h)
Day One 2030 (Class R6)	(0.07)%	(0.14	)(h)
Day One 2035 (Class R6)	(0.11)%	(0.16	)(h)
Day One 2040 (Class R6)	(0.11)%	(0.17	)(h)
Day One 2045 (Class R6)	(0.12)%	(0.16	)(h)
Day One 2050 (Class R6)	(0.13)%	(0.19	)(h)
Day One 2055 (Class R6)	(0.13)%	(0.15	)(h)
Day One 2060 (Class R6)	(0.14)%	(0.15	)(h)

Certain prior year amounts have been reclassified for consisitency with the current year presentation

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

194

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the funds listed in the Appendix (the Funds), each a series of Prudential Investment Portfolios 5, including the schedule of investments, as of July 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for the year ended July 31, 2018 and the period from December 13, 2016 (inception) to July 31, 2017, and the related notes (collectively, the financial statements) and the financial highlights for the year or period indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for the year ended July 31, 2018 and the period from December 13, 2016 (inception) to July 31, 2017, and the financial highlights for the year or period indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians, transfer agents, and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more PGIM and/or Prudential Retail investment companies since 2003.

New York, New York

September 19, 2018

Prudential Day One Funds	195

Appendix A

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

196

Federal Income Tax Information (unaudited)

For the year ended July 31, 2018, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Day One Income Fund	13.35%	8.98%
Prudential Day One 2010 Fund	12.09%	8.12%
Prudential Day One 2015 Fund	15.01%	9.91%
Prudential Day One 2020 Fund	17.22%	11.53%
Prudential Day One 2025 Fund	24.32%	17.36%
Prudential Day One 2030 Fund	29.38%	20.26%
Prudential Day One 2035 Fund	37.37%	25.94%
Prudential Day One 2040 Fund	35.06%	23.21%
Prudential Day One 2045 Fund	44.65%	28.99%
Prudential Day One 2050 Fund	41.48%	26.63%
Prudential Day One 2055 Fund	47.94%	31.18%
Prudential Day One 2060 Fund	36.05%	24.12%

In January 2019, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2018.

Prudential Day One Funds	197

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding (60) Board Member Portfolios Overseen: 91	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (since 2009); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon (66) Board Member Portfolios Overseen: 91	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Linda W. Bynoe (66) Board Member Portfolios Overseen: 91	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Prudential Day One Funds

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Barry H. Evans (57) Board Member Portfolios Overseen: 90	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (since 2011); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein (61) Board Member & Independent Chair Portfolios Overseen: 91	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

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Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick (56) Board Member Portfolios Overseen: 90	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Independent Director Kabbage, Inc. (since July 2018) (financial services).	Independent Director, Corporate Capital Trust (since April 2017) (a business development company); Independent Director, Kabbage, Inc. (since July 2018) (financial services).	Since September 2017

Michael S. Hyland, CFA (72) Board Member Portfolios Overseen: 91	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.	Since July 2008

Richard A. Redeker (75) Board Member Portfolios Overseen: 91	Retired Mutual Fund Senior Executive (50 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.	Since October 1993

Prudential Day One Funds

Independent Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Brian K. Reid (56)# Board Member Portfolios Overseen: 90	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

# Mr. Reid joined the Board effective as of March 1, 2018.

Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker (55) Board Member & President Portfolios Overseen: 91	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.	Since January 2012

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Interested Board Members

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin (45) Board Member & Vice President Portfolios Overseen:91	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Grace C. Torres* (59) Board Member Portfolios Overseen: 90	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

* Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.

Prudential Day One Funds

Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Raymond A. O’Hara (63) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since June 2012

Chad A. Earnst (43) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global Short Duration High Yield Income Fund, Inc., PGIM Short Duration High Yield Fund, Inc. and PGIM Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since September 2014

Dino Capasso (44) Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer (June 2017-Present) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Deborah A. Docs (60) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2004

Jonathan D. Shain (60) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since May 2005

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Fund Officers(a)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo (43) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew R. French (55) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Charles H. Smith (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007 – December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since January 2017

Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

Peter Parrella (60) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since June 2007

Lana Lomuti (51) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Linda McMullin (57) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since April 2014

Kelly A. Coyne (50) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

Prudential Day One Funds

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM Short Duration High Yield Fund, Inc., PGIM Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements (unaudited)

The Funds’ Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Day One Funds (each, a “Fund, and collectively, the “Funds”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of each Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 7, 2018 and on June 19-21, 2018 and approved the renewal of the agreements through July 31, 2019, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was

[1]

Each of the Prudential Day One Funds is a series of Prudential Investment Portfolios 5. The Prudential Day One Funds are: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

responsible for the Board’s decision to approve the agreements with respect to each Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7, 2018 and on June 19-21, 2018.

The Trustees determined that the overall arrangements between each Fund and PGIM Investments, which serves as each Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for each Fund, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to each Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s

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organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Funds’ Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to each Fund by QMA, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as each Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2017 exceeded the management fees paid by each Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as each Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of each Fund, the management fees of the Funds compared to similarly managed funds and PGIM Investments’ investment in each Fund. The Board noted that economies of scale can be shared with each Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of each Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with each Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by each Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of each Fund for the one-year period ended December 31, 2017. The Board considered that each Fund commenced operations on December 13, 2016 and that longer-term performance was not yet available.

The Board also considered each Fund’s actual management fee, as well as each Fund’s net total expense ratio, for the fiscal period ended July 31, 2017. The Board considered the management fee for each Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, for each Fund were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance, fees and overall expenses. For each Fund, the table sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of fund expenses, or any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Prudential Day One Income Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2010 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•	The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual

Prudential Day One Funds

Approval of Advisory Agreements (continued)

operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2015 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2020 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.

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•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2025 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2030 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2035 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2040 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

Visit our website at pgiminvestments.com

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2045 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2050 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

Prudential Day One Funds

Approval of Advisory Agreements (continued)

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2055 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Day One 2060 Fund

Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

Visit our website at pgiminvestments.com

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses), caps the Fund’s annual operating expenses at 1.15% for Class R1 shares, 0.90% for Class R2 shares, 0.75% for Class R3 shares, 0.65% for Class R4 shares, 0.55% for Class R5 shares, and 0.40% for Class R6 shares through November 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Day One Funds

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Richard A. Redeker • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Brian D. Nee, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q will be available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380
Prudential Day One 2010 Fund (Share Class R1)	PDBDX	74445D703	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One 2010 Fund (Share Class R2)	PDBEX	74445D802	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One 2010 Fund (Share Class R3)	PDBFX	74445D885	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One 2010 Fund (Share Class R4)	PDBGX	74445D877	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One 2010 Fund (Share Class R5)	PDBHX	74445D869	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One 2010 Fund (Share Class R6)	PDBJX	74445D851	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

MF236E

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2018 and July 31, 2017, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $310,524 and $287,152 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(c) Tax Fees

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(d) All Other Fees

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

●	a review of the nature of the professional services expected to be provided,

●	a review of the safeguards put into place by the accounting firm to safeguard independence, and

●	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)

➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)  Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended July 31, 2018 and July 31, 2017: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2018 and July 31, 2017 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2018

By:	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer
Date:	September 18, 2018